Page 1 of ___

SEC Registration Nos.
2-69565 and 811-3101

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

         Post-Effective Amendment No. 43             XX

                                  and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

         Amendment No. 43                            XX

                        Calvert Tax-Free Reserves
            (Exact Name of Registrant as Specified in Charter)
                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Address of Principal Executive Offices)

              Registrant's Telephone Number: (301) 951-4800

                        William M. Tartikoff, Esq.
                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing                        XX on April 30, 1997
pursuant to paragraph (b)                         pursuant to paragraph (b)

__ 60 days after filing                           __ on (date)
pursuant to paragraph (a)                         pursuant to paragraph (a)

of Rule 485.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of beneficial interest is being registered by this Registration Statement. On February 26, 1997, Registrant filed a Rule 24f-2 Notice for its fiscal year ended December 31, 1996.

                        Calvert Tax-Free Reserves
                     Form N-1A Cross Reference Sheet

Item number                                 Prospectus Caption

        1.        Cover Page
        2.        Fund Expenses
        3.        Financial Highlights
                  Yield or Total Return
        4.        Investment Objective and Policies
                  Management of the Fund
        5.        Management of the Fund
        6.        Alternative Sales Options
                  Management of the Fund
                  Dividends and Taxes
        7.        How to Buy Shares
                  Management of the Fund
                  Net Asset Value
                  Reduced Sales Charge
                  When Your Account Will Be Credited
                  Exchanges
        8.        Alternative Sales Options
                  How to Sell Your Shares
        9.        *

                  Statement of Additional Information Caption

        10.       Cover Page
        11.       Table of Contents
        12.       General Information
        13.       Investment Objective
                  Investment Policies
                  Investment Restrictions
                  Portfolio Transactions
        14.       Trustees and Officers
        15.       Trustees and Officers
        16.       Investment Advisor
                  Administrative Services
                  Independent Accountants and Custodians
                  Method of Distribution
        17.       Portfolio Transactions
        18.       General Information
        19.       Purchases and Redemptions of Shares
                  Valuation of Shares
        20.       Tax Matters
        21.       Administrative Services
        22.       Calculation of Yield
                  Calculation of Yield and Total Return
        23.       Financial Statements

*  Inapplicable or negative answer

PROSPECTUS --
April 30, 1997
                        CALVERT TAX-FREE RESERVES
                    CALIFORNIA MONEY MARKET PORTFOLIO
             4550 Montgomery Avenue, Bethesda, Maryland 20814



INVESTMENT OBJECTIVE AND POLICIES

Calvert Tax-Free Reserves California Money Market Portfolio seeks to earn the highest interest income exempt from federal and California state income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio. The Portfolio seeks to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Portfolio will be successful in maintaining a constant net asset value of $1.00 per share. An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government.

TO OPEN AN ACCOUNT

Call  your  broker,   or  complete   and  return  the   enclosed   Account
Application. Minimum initial investment is $2,000.

ABOUT THIS PROSPECTUS

Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if the Portfolio's goals match your own. Keep this document for future reference.


A Statement of Additional Information (dated April 30, 1997) for the Portfolio has been filed with the Securities and Exchange Commission and is incorporated by reference. This free Statement is available upon request from the Portfolio: 800-368-2748.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


FUND EXPENSES

A.   Shareholder Transaction Costs
     Sales Load on Purchases                                  None
     Sales Load on Reinvested Dividends                       None
     Deferred Sales Load                                      None
     Redemption Fees                                          None
     Exchange Fees                                            None



B.   Annual Fund Operating Expenses - Fiscal Year 1996
(as a percentage of average net assets)
     Management Fees                                          0.51%
     Rule 12b-1 Service and Distribution Fees                 None
     Other Expenses                                           0.18%
     Total Fund Operating Expenses<F1>                        0.69%

<F1>Net Fund Operating Expenses after reduction for fees paid indirectly were 0.68%.




C.       Example:     You would pay the following expenses on a $1,000
                      investment, assuming (1) 5% annual return and (2) redemption at the end of each period:


                  1 Year            3 Years          5 Years         10 Years



                  $7                $22              $38              $86


The  example,   which  is   hypothetical,   should  not  be  considered  a
representation of past or future expenses. Actual expenses may be higher or lower than those shown.

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Portfolio may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

      A. Shareholder Transaction Costs are charges you pay when you buy or sell shares of the Portfolio. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.

      B. Annual Fund Operating Expenses are based on the Portfolio's historical expenses. Management Fees are paid by the Portfolio to Calvert Asset Management Company, Inc. ("Investment Advisor") for managing the Portfolio's investments and business affairs, and include an administrative service fee paid to Calvert Administrative Services Company, Inc. The Portfolio incurs Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Portfolio's yield and are not charged directly to individual shareholder accounts. Please refer to "Management of the Fund" for further information.


FINANCIAL HIGHLIGHTS

The following table provides information about the Portfolio's financial history. It expresses the information in terms of a single share outstanding throughout the period. The table has been audited by those independent accountants whose report is included in the Annual Report to Shareholders for the periods presented. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.



                                                 Year Ended
                                                 December 31,
                                                 1996


Net asset value, beginning                       $1.00
Income from investment operations
     Net investment income                        .031
Distributions from
     Net investment income                       (.031)
Net asset value, ending                          $1.00

Total return<F2>                                 3.17%

Ratio to average net assets
     Net investment income                       3.14%
     Total expenses<F3>                           .69%
     Net expenses                                 .68%
     Expenses reimbursed                          .03%

Net assets, ending (in thousands)             $346,008

Number of shares outstanding, ending
(in thousands)                                 346,124

<F2>Total return has not been audited prior to 1994.
<F3>Effective December 31, 1996, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Year Ended December 31,                          1995                1994

Net asset value, beginning                      $1.000             $1.000
Income from investment operations
     Net investment income                        .037               .026
Distributions from
     Net investment income                      (.037)             (.026)
Net asset value, ending                         $1.000             $1.000

Total return<F4>                                 3.78%              2.62%

Ratio to average net assets
     Net investment income                       3.69%              2.55%
     Total expenses<F5>                           .76%                --
     Net expenses                                 .75%               .69%
     Expenses reimbursed                          --                  --

Net assets, ending (in thousands)               $300,351         $260,719

Number of shares outstanding, ending
(in thousands)                                   300,544          260,716

<F4>Total return has not been audited prior to 1994.
<F5>Effective December 31, 1996, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

Year Ended December 31,                          1993                1992

Net asset value, beginning                       $1.000            $1.000
Income from investment operations
     Net investment income                       .022                .030
Distributions from
     Net investment income                       (.022)             (.030)
Net asset value, ending                          $1.000            $1.000

Total return<F6>                                 2.26%               3.08%

Ratio to average net assets
     Net investment income                       2.22%               3.01%
     Total expenses<F7>                            --                  --
     Net expenses                                .69%                .68%
     Expenses reimbursed                           --                  --

Net assets, ending (in thousands)              $296,984           $323,928

Number of shares outstanding, ending
 (in thousands)                                 296,984            323,928

<F6>Total return has not been audited prior to 1994.
<F7>Effective December 31, 1996, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

Year Ended December 31,                          1991                1990

Net asset value, beginning                      $1.000             $1.000
Income from investment operations
     Net investment income                        .045               .059
Distributions from
     Net investment income                       (.045)             (.059)
Net asset value, ending                         $1.000             $1.000

Total return<F8>                                 4.64%               6.04%

Ratio to average net assets
     Net investment income                       4.51%               5.83%
     Total expenses<F9>                            --                  --
     Net expenses                                 .60%                .31%
     Expenses reimbursed                          --                  .02%

Net assets, ending (in thousands)                $287,984         $240,469

Number of shares outstanding, ending
 (in thousands)                                  287,984           240,468

<F8>Total return has not been audited prior to 1994.
<F9>Effective December 31, 1996, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

From Inception (October 16, 1989) through December 31, 1989

Net asset value, beginning of year               $1.000
Income from investment operations
     Net investment income                         .018
Distributions from
     Net investment income                        (.018)
Net asset value, end of year                     $1.000

Total return<F10>                                 6.51%(a)

Ratio to average net assets
     Net investment income                        6.13%(a)
     Total expenses<F11>                            --
     Net expenses                                  .12%(a)


Net assets, end of year (in thousands)           $35,662

Number of shares outstanding at end
of year (in thousands)                            35,661

(a) = Annualized


<F10>Total return has not been audited prior to 1994.
<F11>Effective December 31, 1996, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



INVESTMENT OBJECTIVES AND POLICIES

The California Money Market Portfolio seeks to earn the highest level of interest income exempt from federal and California state income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio.

The Portfolio invests primarily in a diversified portfolio of municipal obligations whose interest is exempt from federal and California state income tax. Municipal obligations in which the Portfolio invests are short-term, fixed and variable rate instruments of minimal credit risk and of high quality. Short-term obligations have remaining maturities of one year or less. The Portfolio maintains an average weighted maturity of 90 days or less.

California Money Market Portfolio invests at least 80% of its assets in debt obligations issued by or on behalf of the State of California.

Under normal market conditions, the California Money Market Portfolio will invest at least 80% of its total assets in municipal obligations whose interest is exempt from federal and California state income tax, including those issued by or on behalf of the State of California and its political subdivisions ("Municipal Obligations"). The Portfolio will also attempt to invest the remaining 20% of its total assets in such obligations, but may invest it in municipal obligations of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions or in short-term taxable money market-type instruments. See "Temporary Investments" below. Dividends paid by the Portfolio which are derived from interest attributable to California Municipal Obligations will be exempt from federal and California state personal income taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be exempt from federal income tax, but will be subject to California state income taxes.

Credit Quality

The Portfolio invests in municipal bonds and notes and tax-exempt commercial paper within the two highest credit ratings categories: for example, AA and AAA (or Aa and Aaa) for municipal bonds, and A-l and A-2 (or P-l and P-2) for tax-exempt commercial paper. Municipal obligations rated within these categories are judged to be of high quality by all standards.

The credit quality of municipal obligations is determined by reference to a commercial credit rating service, such as Moody's Investors Service, Inc. or Standard & Poor's Corporation. In the case of any instrument that is not rated, credit quality is determined by the Advisor under the supervision of the Board of Trustees. There is no limitation on the percentage of the Portfolio's assets which may be invested in unrated obligations; such obligations may be less liquid than rated obligations of comparable quality. Please refer to the Appendix in the Statement of Additional Information for a description of the ratings used by these services.

Variable Rate Obligations

The Portfolio may invest in variable rate obligations. Variable rate obligations have a yield which is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, which automatically adjusts when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments, which diminishes the risk of capital depreciation of portfolio investments and Portfolio shares; but this also means that should interest rates decline, the yield of the Portfolio will decline, causing the Portfolio and its shareholders to forego the opportunity for capital appreciation of the portfolio investments.

Demand Notes

The Portfolio may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment upon such demand, the note may be supported by an unconditional bank letter of credit.

The Portfolio may invest in structured money market instruments, where the underlying security is a municipal lease. Generally, such instruments are structured as tax-exempt commercial paper or variable rate demand notes, and are typically secured by an unconditional letter of credit. In the unlikely event that the letter of credit is not honored, the lease would present special risks, such as the chance that the municipality might not appropriate funding for the lease payments. Thus, the Advisor considers risk of cancellation in its investment analysis. Certain leases may be considered illiquid. In all cases, the Portfolio invests only in high-quality instruments (rated in one of the two highest rating categories, or if unrated, of comparable credit quality) that meet the requirements of SEC Rule 2a-7 regarding credit quality and maturity. See the Statement of Additional Information.

When-Issued Purchases

New issues of Municipal Obligations are offered on a when-issued basis; that is, delivery and payment for the securities normally take place 15 to 45 days after the date of the transaction. The payment obligation and the yield that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

Temporary Investments

For liquidity purposes or pending the investment of the proceeds of the sale of its shares, the Portfolio may invest in and derive up to 20% of its income from taxable short-term money market type investments. Interest earned from such taxable investments will be taxable to you as ordinary income unless you are otherwise exempt from taxation.

Considerations for Investing in California

Since the Portfolio invests substantially all of its assets in Municipal Obligations of its state, the performance of the Portfolio may be affected by local economic conditions, more than other funds. If the local economy suffers a downturn, the Portfolio is limited in its alternative investment choices. As with any state, you should be aware that certain proposed state or local constitutional amendments, legislative measures, executive orders, administrative regulations or voter initiatives, in addition to local economic conditions, could result in adverse consequences affecting the ability of the State or its municipalities to meet their obligations in a timely manner, which, in turn, could affect the Portfolio's performance. See "Considerations for Investing" in the Portfolio's Statement of Additional Information.

Other Policies

The Portfolio may temporarily borrow money from banks to meet redemption requests, but such borrowing may not exceed 10% of the value of the Portfolio's total assets. The Portfolio has adopted certain fundamental investment restrictions which are discussed in detail in the Statement of Additional Information.

YIELD

Yield refers to income generated by an investment over a period of time.

The Portfolio may advertise "yield" and "effective yield." Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Portfolio refers to the actual income generated by an investment in the Portfolio over a particular base period, stated in the advertisement. If the base period is less than one year, the yield will be "annualized." That is, the amount of income generated by the investment during the base period is assumed to be generated over a one-year period and is shown as a percentage of the investment. The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Taxable Equivalent Yield

The Portfolio may also advertise its "taxable equivalent yield." The taxable equivalent yield is the yield you would have to obtain from taxable investments to equal the Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The taxable equivalent yield for the Portfolio is computed by taking the portion of the Portfolio's yield exempt from regular federal income tax and multiplying the exempt yield by a factor based on a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor used to calculate the taxable equivalent yield is the reciprocal of the difference between one and the applicable income tax rate, which will be stated in the advertisement.

MANAGEMENT OF THE FUND

The Board of Trustees supervises the activities and reviews its contracts with companies that provide the Fund with services.

The Portfolio is a series of Calvert Tax-Free Reserves (the "Fund"), an open-end management investment company, organized as a Massachusetts business trust on October 20, 1980. The series of the Fund include the Money Market Portfolio, Limited-Term Portfolio, Long-Term Portfolio, California Money Market Portfolio, and the Vermont Municipal Portfolio.

The  Fund  is not  required  to  hold  annual  shareholder  meetings,  but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for the share of a Portfolio you own. For matters affecting only one Portfolio, only shares of that Portfolio are entitled to vote.

Calvert Group is one of the largest investment management firms in the Washington, D.C. area.


Calvert Group, Ltd., parent of the Portfolio's investment advisor, transfer agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1996, Calvert Group managed and administered assets in excess of $5.2 billion and more than 220,000 shareholder and depositor accounts.


Calvert Asset Management serves as Advisor.


Calvert Asset Management Company, Inc. (the "Advisor") is the Portfolio's investment advisor. The Advisor provides the Portfolio with investment supervision and management; administrative services and office space; furnishes executive and other personnel to the Portfolio; and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Portfolio and reserves the right to compensate broker-dealers in return for their promotional or administrative services. For fiscal year 1996, pursuant to the Investment Advisory Agreement, the Advisor received a fee of 0.50% of the Portfolio's average daily net assets.


Calvert Administrative Services Company provides administrative services for the Fund.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives a total fee from the Fund of $200,000 per year, allocated among the Portfolios based on assets.

Calvert Distributors, Inc. serves as underwriter to market the Portfolio's shares.

Calvert Distributors, Inc. ("CDI") is the Fund's principal underwriter and distributor. Under the terms of its underwriting agreement with the Portfolio, CDI markets and distributes the Portfolio's shares and is responsible for payment of commissions and service fees to broker-dealers, banks, and financial services firms, preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

CDI currently compensates broker-dealer firms at rates up to 0.20% of the average daily net assets maintained in Portfolio accounts administered by the respective firms. CDI may also pay additional concessions, including non-cash promotional incentives such as merchandise or trips, to dealers employing registered representatives who sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising and equipment, or to defray the expenses of sales contests.

The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is the Fund's transfer, dividend disbursing and shareholder servicing agent.

SHAREHOLDER GUIDE

Opening An Account


You can buy shares of the Portfolio in several ways.


An account application accompanies this prospectus. A completed and signed application is required for the new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748.

Net Asset Value

The Portfolio's shares are sold without a sales charge.

Net asset value ("NAV") refers to the worth of one share. NAV is computed by adding the value of a Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAV is calculated at the close of the Portfolio's business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Portfolio is open for business each day the New York Stock Exchange is open. Portfolio securities are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1.00 per share.

All purchases of Portfolio shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/100 of a share). The Portfolio may send monthly statements in lieu of immediate confirmations of purchases and redemptions.

                            HOW TO BUY SHARES

Method              New Accounts                       Additional Investments

By Mail             $2,000 minimum                     $250 minimum

                    Please make your check             Please make your check
                    payable to the Portfolio           payable to the Portfolio
                    and mail it with your              and mail it with your
                    application to:                    investment slip to:


                    Calvert Group                      Calvert Group
                    P.O. Box 419544                    P.O. Box 419739
                    Kansas City, MO                    Kansas City, MO
                    64141-6544                         64141-6739


By Registered, Certified, or Overnight Mail:
                                    Calvert Group           Calvert Group
                                    c/o NFDS, 6th Floor     c/o NFDS, 6th Floor
                                    1004 Baltimore          1004 Baltimore
                                    Kansas City, MO         Kansas City, MO
                                    64105-1807              64105-1807

Through Your Broker                 $2,000 minimum          $250 minimum

At the Calvert                      Visit the Calvert Branch Office to make
Branch Office                       investments by check. See back cover page
                                    for the address.

FOR ALL OPTIONS BELOW, PLEASE CALL YOUR BROKER, OR CALVERT GROUP AT
800-368-2745

By Exchange                         $2,000 minimum          $250 minimum
(From your account in another
Calvert Group Fund)

When opening an account by exchange, your new account must be established with the same name(s), address and taxpayer identification number as your existing Calvert account.

By Bank Wire                        $2,000 minimum          $250 minimum

By Calvert Money                    Not Available for        $50 minimum
Controller*                         Initial Investment

*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

WHEN YOUR ACCOUNT WILL BE CREDITED

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. The Portfolio reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check is not paid, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Portfolio. When you purchase by check or with Calvert Money Controller, those funds will be on hold for up to 10 business days from the date of receipt. During that period, redemptions against those funds (including drafts) will not be honored. To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee. As a convenience, check purchases can be received at Calvert's offices for overnight mail delivery to the transfer agent and will be credited the next business day. Any check purchase received without an investment slip may cause delayed crediting.

Your purchase will be processed at the net asset value calculated after your order is received and accepted. The Portfolio attempts to maintain a constant net asset value of $1.00 per share. Except in the case of telephone orders, investors whose payments are received in or converted into federal funds by 12:30 p.m. Eastern time by the custodian will receive the dividend declared that day. If your wire purchase is received after 12:30 p.m. Eastern time, your account will begin earning dividends on the next business day. A telephone order placed to Calvert Institutional Marketing Services by 12:30 p.m. Eastern time will become effective at the price determined at 5 p.m. Eastern time and the shares purchased will receive the dividend declared on Fund shares that day if federal funds are received by the custodian by 5 p.m. Eastern time.
Exchanges begin earning dividends the next business day after the exchange request is received by mail or by telephone. Purchases received by check will begin earning dividends the next business day after they are processed to the account. Check purchases received at the branch location will be credited the next business day. Any check purchase received without an investment slip may cause delayed crediting.


EXCHANGES


Each exchange represents the sale of shares of one Portfolio and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.

If your investment goals change, the Calvert Group Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. Before you make an exchange from a Fund or Portfolio, please note the following:

o Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information, including class offerings.


o Complete and sign an application for an account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

o        There is no additional  charge for  exchanges.  However,  because shares of the Portfolios are sold without a sales charge, exchange purchases into another Calvert Group Fund or Portfolio will be subject to any applicable sales charge on the shares of the Fund being purchased. Shares acquired by reinvestment of dividends or distributions may be exchanged into another Fund at no additional charge.

o Shares on which you have already paid a sales charge at Calvert Group may be exchanged into another Fund at no additional charge.

The  Fund   reserves  the  right  to  terminate  or  modify  the  exchange privilege with 60 days' written notice.

OTHER CALVERT GROUP SERVICES

Calvert Information Network

24 hour performance and prices


Calvert Group has a round-the-clock telephone service that lets existing customers obtain prices, performance information, account balances, and authorize certain transactions.


Calvert Money Controller

Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.

This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your Calvert Group account with one phone call. Allow two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank.


You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Fund shares. A debit entry will appear on your bank statement. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert Group account, call your broker or Calvert for more information.


Telephone Transactions

Calvert may record all telephone calls.

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You automatically have telephone privileges unless you elect otherwise. The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Optional Services

Complete the application for the easiest way to establish services.

The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account  application.  If you wish to add  other  options  later,  you may have to provide us with additional information and a signature guarantee. Please call your broker or Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

Householding of General Mailings


Householding reduces Fund expenses while saving paper and postage expense.

If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as statements, confirms, prospectuses, semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.


Special Services and Charges

The Portfolio pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

If you are purchasing shares of the Portfolio through a program of services offered by a broker-dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker-dealer or financial institution for the services rendered.

SELLING YOUR SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received and accepted. See below for specific requirements necessary to make sure your redemption request is acceptable. Remember that the Fund may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

Redemption Requirements To Remember

To ensure acceptance of your redemption request, please follow the procedures described here and below.

Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect a Portfolio, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

If you sell shares by telephone or written request, you will receive dividends through the date the request is received and processed. If you write a draft to sell shares, the shares will earn dividends until the draft is presented to the Portfolio to be paid.

Minimum account balance is $1,000.


Please maintain a balance in each of your fund accounts of at least $1,000. If the balance in your money market account falls below the $1,000 minimum during a month, a $3 fee will be charged to your account. This fee is paid to the portfolio to offset the generally higher costs of small dollar accounts.


HOW TO SELL YOUR SHARES

Draftwriting


You may redeem shares in your account by writing a draft for at least $250. If you complete and return the enclosed signature card for Draftwriting, your Portfolio will mail bank drafts to you, printed with your name and address. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but the Portfolio will charge a service fee for drafts returned for insufficient funds. The Portfolio will charge $25 for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only authorized signer is required to honor a draft.



By Mail To:


Calvert Group
P.O. Box 419544
Kansas City, MO
64141-6544

You may redeem available shares from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. For instructions to wire to a destination that has not been established or to send funds to a different address or another person, your letter must be signature guaranteed.



Type of                    Requirements
Registration

Corporations               Letter of instruction and a corporate resolution,
Associations               signed by person(s) authorized to act on the account,
                           accompanied by signature guarantee(s).

Trusts Letter of instruction signed by the Trustee(s)(as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, provide a copy of the trust document, certified within the last 60 days.)

By Telephone


Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to a bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000.


Calvert Money Controller

Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). You may also authorize automatic fixed amount redemptions by Calvert Money Controller. All requests must be received by 4:00 p.m. Eastern time. Accounts cannot be closed by this service.

Exchange to Another Calvert Group Fund

You must meet the minimum investment requirement of the other Calvert Group Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.

Through your Broker

If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

DIVIDENDS AND TAXES

Each year, the Portfolio distributes substantially all of its net investment income to shareholders.

Dividends from the Portfolio's net investment income are declared daily and paid monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses.

Dividend payment options

Dividends and any distributions are automatically reinvested in additional shares of your Portfolio, unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from your Portfolio may also be invested in shares of any other Calvert Group Fund or Portfolio, and will not be subject to the applicable sales charge. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

Federal Taxes

Dividends derived from interest on municipal obligations constitute exempt-interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short-term capital gain are taxable to you as ordinary income. If the Portfolio makes any distributions of long-term capital gains, then these are taxable to you as long-term capital gains, regardless of how long you held your shares of the Portfolio. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations.

Other Tax Information

To the extent that exempt-interest dividends are derived from earnings attributable to California Municipal Obligations, they will also be exempt from state and local personal income tax in California. The dividends may be subject to California franchise taxes and corporate income taxes if received by a corporation subject to such taxes. A letter will be mailed to you in January detailing the percentage invested in California the previous tax year.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law may require your Portfolio to withhold 31% of your dividends. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Portfolio reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.




TABLE OF  Fund Expenses                       How to Buy Shares
CONTENTS  Financial Highlights                When Your Account Will Be Credited
          Investment Objective and Policies   Exchanges
          Yield                               Other Calvert Group Services
          Management of the Fund              Selling Your Shares
          SHAREHOLDER GUIDE:                  How to Sell Your Shares
          Net Asset Value                     Dividends and Taxes




To Open an Account:                            Prospectus
     800-368-2748                              April 30, 1997
Performance and Prices:
Calvert Information Network                    CALVERT TAX-FREE RESERVES
                                               CALIFORNIA MONEY MARKET PORTFOLIO
24 hours, 7 days a week
     800-368-2745


Service for Existing Account:
     Shareholders        800-368-2745
     Brokers             800-368-2746


TDD for Hearing Impaired:
                         800-541-1524

Registered, Certified or
Overnight Mail:

Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105

Calvert Group Web-Site
Address: http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PROSPECTUS -- April 30, 1997


                        CALVERT TAX-FREE RESERVES
    CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO CLASS MMP SHARES
             4550 Montgomery Avenue, Bethesda, Maryland 20814

--------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

Calvert  Tax-Free  Reserves  (the  "Fund")  Money  Market  Portfolio  (the
"Portfolio") seeks to earn the highest interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio.

The Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Portfolio will be successful in maintaining a constant net asset value of $1.00 per share. An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government.


PURCHASE INFORMATION

The Money Market Portfolio offers two classes of shares, Class O, described in and offered by another Calvert Tax-Free Prospectus, and Class MMP, offered by this Prospectus.

TO OPEN AN ACCOUNT

Call  your  broker,   or  complete   and  return  the   enclosed   Account
Application. Minimum investment is $2,000.

ABOUT THIS PROSPECTUS

Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if the Portfolio's goals match your own. Keep this document for future reference.

A Statement of Additional Information (dated April 30, 1997) for the Portfolio has been filed with the Securities and Exchange Commission and is incorporated by reference. This free Statement is available upon request from the Fund: 800-368-2748.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


FUND EXPENSES



A.  Shareholder Transaction Expenses         Class MMP

    Sales Load on Purchases                  None
    Sales Load on Reinvested Dividends       None
    Deferred Sales Load                      None
    Redemption Fees                          None
    Exchange Fee                             None

B.  Annual Fund Operating Expenses - Fiscal Year 1996
    (as a percentage of average net assets)
    Management Fees                          0.45%
    Rule 12b-1 Fees                          0.35%
    Other Expenses                           0.49%
    Total Fund Operating Expenses<F1>        1.29%

<F1>Net Fund Operating Expenses after reduction for fees paid indirectly were 1.28%


C. Example:                You would pay the following expenses on a
                           $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:

                           1 Year        3 Years        5 Years     10 Years
   Class MMP                $13           $41             $71         $156


The  example,   which  is   hypothetical,   should  not  be  considered  a
representation of past or future expenses. Actual expenses may be higher or lower than those shown.

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Fund may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).


      A. Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Portfolio. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.

      B. Annual Fund Operating Expenses. Management Fees are paid by the Fund to Calvert Asset Management Company, Inc. ("Investment Advisor") for managing the Portfolio's investments and business affairs, and include an administrative service fee paid to Calvert Administrative Services Company, Inc. The Portfolio incurs Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Portfolio's share price and are not charged directly to individual shareholder accounts.

           The Class MMP shares Rule 12b-1 fees include an asset-based sales charge. It is possible in theory that long-term shareholders of the Class could pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.; however, this is unlikely because the Class has no front-end sales charge. In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealers and/or their salespersons may receive certain compensation for the sale and distribution of the securities or for services to the Fund. See the Statement of Additional Information, "Method of Distribution".


FINANCIAL HIGHLIGHTS


The following table provides information about the financial history of the Class MMP shares of the Money Market Portfolio. The table expresses information in terms of a single share outstanding for the Portfolio from inception (October 2, 1995) through December 31, 1996. The table has been audited by those independent accountants whose reports are included in the respective Annual Reports to Shareholders for the respective period presented. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.




                                                             From Inception
                                                           (October 2, 1995)
                                                          Through Year ended


                                        December 31,         December 31,


                                           1996                  1995

Net asset value, beginning of period      $1.00                  1.00
Income from investment operations
Net investment income                       .030                  .008

Distributions from
Net investment income                      (.30)                 (.008)

Net asset value, end of period             $1.00                $1.00

Total return<F1>                            2.68%                 .79%

Ratios to average net assets:
  Net investment income                     2.65%                3.19%
  Total expenses<F2>                        1.29%                1.35%
  Net expenses                              1.28%                1.34%

Net assets, end of period (in thousands)  $33,160              $41,736

Number of shares outstanding
  ending (in thousands)                    33,153               41,732

<F1> Total return is not annualized and does not reflect deduction of front-end sales charge.
<F2> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of next expenses.



INVESTMENT OBJECTIVE AND POLICIES

Calvert Tax-Free Reserves Money Market Portfolio


The Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio.

The Portfolio invests in fixed and variable rate municipal obligations whose interest is exempt from federal income tax and which are of high quality. See "Dividends and Taxes" below for information concerning the federal alternative minimum tax for particular classes of investors. Its investments must be rated within the two highest credit ratings categories or, if unrated, are determined by the Advisor to be of comparable quality. The quality may be determined by a commercial credit rating service, such as Moody's Investors Service, Inc., or Standard & Poor's Corporation or, in the case of any instrument that is not rated, of comparable quality as determined by the Advisor. There is no limitation on the percentage of the Portfolio's assets which may be invested in unrated obligations; such obligations, because they lack ratings, may be less liquid than rated obligations of comparable quality. For more information on ratings, see the Statement of Additional Information.

U.S. Government Obligations

Securities issued by the U.S. Government include a variety of Treasury securities, supported by the full faith and credit of the U.S. Government, which differ only in their interest rates, maturities, and time of issuance. In addition, numerous agencies (such as Government
National  Mortgage  Association,  Farmers  Home  Administration,   Federal
Housing Administration, and Small Business Administration) and instrumentalities (such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association and Federal Home Loan Bank) issue or guarantee obligations. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; still others are supported only by the credit of the instrumentality.



Repurchase Agreements


The Portfolio may enter into repurchase agreements. In a repurchase agreement, the Portfolio buys a security subject to the right and obligation to sell it back at a higher price. These transactions must be fully secured at all times, but they involve some credit risk to the Fund if the other party defaults on its obligation and the Portfolio is delayed or prevented from liquidating the collateral.

When-Issued Purchases

Purchasing obligations for future delivery or on a "when-issued" basis may increase a Portfolio's overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The transactions are fully secured at all times.


Variable Rate Obligations


The  Portfolio  may invest in  variable  and  floating  rate  obligations.
Variable rate obligations have a yield which is adjusted periodically based upon changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when that rate changes. Variable and floating rate obligations lessen the capital fluctuations usually inherent in fixed income investments, to diminish the risk of capital depreciation of Portfolio investments and Portfolio shares; but this also means that should interest rates decline, the yield of the Portfolio will decline and the Portfolio would not have as many opportunities for capital appreciation of Portfolio investments.


Demand Notes and Temporary Investments


The Portfolio may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment upon such demand, the note may be supported by an unconditional bank letter of credit.

The Portfolio may invest in structured money market instruments. In all cases, it invests only in high-quality instruments (rated in one of the two highest rating categories, or if unrated, of comparable credit quality) that meet the requirements of SEC Rule 2a-7 regarding credit quality and maturity. See the Statement of Additional Information.


Temporary Taxable Investments


From time to time for liquidity purposes or pending the investment of the proceeds of the sale of its shares, the Portfolio may invest in and derive up to 20% of its income from taxable short-term money market type investments. Interest earned from such taxable investments will be taxable to you as ordinary income unless you are otherwise exempt from taxation.


Other Policies


The Portfolio has adopted certain fundamental investment restrictions which are discussed in detail in the Statement of Additional
Information. Unless specifically noted otherwise, the investment objective, policies and restrictions of the Portfolio are fundamental and may not be changed without shareholder approval. There can be no assurance that the Portfolio will be successful in meeting its investment objective.


YIELD


Yield refers to income generated by an investment over a period of time for each class.

From time to time,  the  Money  Market  Portfolio  Class  MMP  shares  may advertise "yield" and "effective yield." Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Class refers to the actual income generated by an investment in Class MMP over a particular base period, stated in the advertisement. If the base period is less than one year, the yield will be "annualized." That is, the amount of income generated by the investment during the base period is assumed to be generated over a one-year period and is shown as a percentage of the investment. The
"effective yield" is calculated similarly, but, when annualized, the income earned by an investment in Class MMP shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


"Tax Equivalent Yield"


Money Market Portfolio Class MMP shares may also advertise its "tax equivalent yield." The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed by taking the portion of the Portfolio's effective yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement.


MANAGEMENT OF THE FUND

The Board of Trustees supervises the activities and reviews its contracts with companies that provide the Fund with services.


Calvert Tax-Free Reserves Money Market Portfolio Class MMP shares are a class of Calvert Tax-Free Reserves Money Market Portfolio ("CTFRMM"), a series of Calvert Tax-Free Reserves, a Massachusetts business trust organized on October 20, 1980. The original class of CTFRMM (Class O)
and the CTFRMM Class MMP shares represent interests in the same portfolio of investments and are identical in all respects, except: (a) the Distribution Plan expenses are payable only by the Class MMP shares;
(b) the classes may have different transfer agency fees; (c) postage and delivery, printing and stationery expenses will be separately allocated;
(d) the classes will have different dividend rates due solely to the effects of (a) through (c) above; and (e) only the Class MMP shares may vote on matters which pertain to the Distribution Plan. Class MMP shares are offered primarily to clients of broker-dealers.

The Portfolio is an open-end diversified management investment company. The Portfolio is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of the Portfolio you own. For matters affecting only one Portfolio, only shares of that Portfolio are entitled to vote. For matters affecting only one class, only shares of that class are entitled to vote.


Calvert Group is one of the largest investment management firms in the Washington, D.C. area.


Calvert Group, Ltd., parent of the Portfolio's investment advisor, transfer agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1996, Calvert Group managed and administered assets in excess of $5.2 billion and more than 220,000 shareholder and depositor accounts.


Calvert Asset Management serves as Advisor to the Portfolio.


Calvert Asset Management Company, Inc. (the "Advisor") is the Portfolio's investment advisor. The Advisor provides the Portfolio with investment supervision and management; administrative services and office space; furnishes executive and other personnel to the Portfolio; and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Portfolio and reserves the right to compensate broker-dealers in return for their promotional or administrative services.

The Advisor receives a fee based on a percentage of the Portfolio's assets.

The Advisor is entitled, pursuant to the Investment Advisory Agreement, and during 1996 did receive an annual advisory fee of 0.45% of the average daily net assets.


Calvert Administrative Services Company provides administrative services for the Portfolio.


Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by Calvert Tax-Free Reserves to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. CASC receives a total fee from Calvert Tax-Free Reserves of $200,000 per year for providing such services, allocated among the Portfolios of the Fund based on their relative net assets.


Calvert Distributors, Inc. serves as underwriter to market the Money Market Portfolio's shares.


Calvert Distributors, Inc. ("CDI") is the Portfolio's principal underwriter and distributor. Under the terms of its underwriting agreement with the Portfolio, CDI markets and distributes the
Portfolio's shares and is responsible for payment of compensation and service fees to broker-dealers, banks, and financial services firms, preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors.

The Money Market Portfolio Class MMP shares may pay distribution and servicing expenses pursuant to a Distribution Plan.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Class MMP shares of the Portfolio have adopted a Distribution Plan which permits the Class to pay certain expenses associated with the distribution of its shares. Amounts paid by the Class to the Distributor under the Distribution Plan are used to pay dealers and other selling firms quarterly compensation at an annual rate of up to 0.40% of the average daily net assets of accounts the respective firms maintain in the Class. They are also used to pay dealers and others, including the Distributor's salespersons who service accounts, service fees at an annual rate of up to 0.25% of such assets, and to pay CDI for its marketing and distribution expenses, preparation of advertising and sales literature, printing and mailing of prospectuses to prospective investors. The Distribution Plan expenses may not annually exceed 0.35% of the average daily net assets of the Class. During 1996, Class MMP shares paid Distribution Plan expenses of 0.35%.

CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. CDI may receive reimbursement of eligible marketing and distribution expenses from the Class MMP shares Rule 12b-1 Distribution Plan. Salespersons or any other person entitled to receive compensation for selling shares may receive different compensation with respect to one particular class of shares over another.

The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the Class MMP shares.


The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is the Fund's transfer, dividend disbursing and shareholder servicing agent.

SHAREHOLDER GUIDE

Opening An Account


You can buy shares of the Portfolio in several ways which are described here and in the chart on the next page.

An account application accompanies this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748.


NET ASSET VALUE

Share Price


The Portfolio's shares are sold without a sales charge.

The price of one share is its "net asset value," or NAV. NAV is computed by adding the value of a Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAV is calculated at the close of the Portfolio's business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Portfolio is open for business each day the New York Stock Exchange is open. The Portfolio's securities are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1.00 per share.

All purchases of Portfolio shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/100 of a share). The Portfolio may send monthly statements in lieu of immediate confirmations of purchases and redemptions.



                            HOW TO BUY SHARES

Method                    New Accounts                 Additional Investments

By Mail                   $2,000 minimum               $250 minimum

                          Please make your check       Please make your check
                          payable to the Portfolio     payable to the Portfolio
                          and mail it with your        and mail it with your
                          application to:              investment slip to:


                          Calvert Group                Calvert Group
                          P.O. Box 419544              P.O. Box 419739
                          Kansas City, MO              Kansas City, MO
                          64141-6544                   64141-6739


By Registered, Certified, or Overnight Mail:
                          Calvert Group                Calvert Group
                          c/o NFDS, 6th Floor          c/o NFDS, 6th Floor
                          1004 Baltimore               1004 Baltimore
                          Kansas City, MO              Kansas City, MO
                          64105-1807                   64105-1807

Through Your Broker      $2,000 minimum                $250 minimum

At the Calvert     Visit the Calvert Branch Office to make investments by check.
Branch Office      See back cover page for the address.

FOR ALL OPTIONS BELOW, PLEASE CALL YOUR BROKER, OR CALVERT GROUP AT
800-368-2745

By Exchange              $2,000 minimum                $250 minimum
(From your account in another Calvert Group Fund)

     When opening an account by exchange, your new account must be established with the same name(s), address and taxpayer identification number as your existing Calvert account.

By Bank Wire             $2,000 minimum                $250 minimum

By Calvert Money         Not Available for             $50 minimum
Controller*              Initial Investment

*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

WHEN YOUR ACCOUNT WILL BE CREDITED

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. The Portfolio reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check is not paid, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Portfolio. When you purchase by check or with Calvert Money Controller, those funds will be on hold for up to 10 business days from the date of receipt. During that period, redemptions against those funds (including drafts) will not be honored. To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee. As a convenience, check purchases can be received at Calvert's offices for overnight mail delivery to the transfer agent and will be credited the next business day. Any check purchase received without an investment slip may cause delayed crediting.

Your purchase will be processed at the net asset value calculated after your order is received and accepted. The Portfolio attempts to maintain a constant net asset value of $1.00 per share. Except in the case of telephone orders, investors whose payments are received in or converted into federal funds by 12:30 p.m. Eastern time by the custodian will receive the dividend declared that day. If your wire purchase is received after 12:30 p.m. Eastern time, your account will begin earning dividends on the next business day. A telephone order placed to Calvert Institutional Marketing Services by 12:30 p.m. Eastern time will become effective at the price determined at 5 p.m. Eastern time and the shares purchased will receive the dividend declared on Fund shares that day if federal funds are received by the custodian by 5 p.m. Eastern time.
Exchanges begin earning dividends the next business day after the exchange request is received by mail or by telephone. Purchases received by check will begin earning dividends the next business day after they are processed to the account.


EXCHANGES


Each exchange represents the sale of shares of one Portfolio and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.

If your investment goals change, the Calvert Group of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. Before you make an exchange from a Fund or Portfolio, please note the following:


o Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information, including class offerings.


o Complete and sign an application for an account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

o You may exchange shares on which you have already paid a sales charge or shares acquired by reinvestment of dividends or distributions at Calvert Group may be exchanged into another Fund at no additional charge.


The  Fund   reserves  the  right  to  terminate  or  modify  the  exchange privilege with 60 days' written notice.

OTHER CALVERT GROUP SERVICES

Calvert Information Network

24 hour performance and prices


Calvert Group has a  round-the-clock  telephone service that lets existing
customers  use  a  push  button  phone  to  obtain   prices,   performance
information, account balances, and authorize certain transactions.


Calvert Money Controller

Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.


This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your Calvert Group account with one phone call. Allow two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank.


You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Fund shares. A debit entry will appear on your bank statement. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert Group account, call your broker or Calvert for more information.

Telephone Transactions

Calvert may record all telephone calls.


You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You automatically have telephone privileges unless you elect otherwise. The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Complete the application for the easiest way to establish services.


The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account  application.  If you wish to add  other  options  later,  you may have to provide us with additional information and a signature guarantee. Please call your broker or Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

Householding of General Mailings


Householding reduces Fund expenses while saving paper and postage expense.

If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as statements, confirms, prospectuses, semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.


Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

If you are purchasing shares of the Fund through a program of services offered by a securities dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features of the Fund may be modified in these programs, and administrative charges may be imposed by the broker-dealer for the services rendered.

Consolidated Asset Account ("CAA")


Certain brokerage firms may offer their customers CAA, a special cash management service linked to Class MMP shares. CAA customers may have free-credit cash balances at their brokerage firm account automatically invested in Portfolio shares on a daily basis. Participating brokerage firms will charge their customers a fee for the CAA program and may establish a higher minimum balance. Details of CAA, including the fee charged, are available from participating brokerage firms. This Prospectus should be read together with such firm's materials regarding these fees and services.


SELLING YOUR SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received and accepted. See the chart below for specific requirements necessary to make sure your redemption request is acceptable. Remember that the Fund may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

Redemption Requirements To Remember


To ensure acceptance of your redemption request, please follow the procedures described here and below.

Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Portfolio, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

If you sell shares by telephone or written request, you will receive dividends through the date the request is received and processed. If you write a draft to sell shares, the shares will earn dividends until the draft is presented to the Portfolio to be paid.


Minimum account balance is $1,000


Please maintain a balance in each of your fund accounts of at least $1,000. If the balance in your money market account falls below the $1,000 minimum during a month, a $3 fee will be charged to your account. This fee is paid to the portfolio to offset the generally higher costs of small dollar accounts.


HOW TO SELL YOUR SHARES

Draftwriting


You may redeem shares in your Money Market Portfolio account by writing a draft for at least $250. If you complete and return a signature card for Draftwriting, the Portfolio will mail bank drafts to you, printed with your name and address. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but the Portfolio reserves the right to charge a service fee for drafts returned for insufficient funds. The Portfolio will charge $25 for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.



By Mail To:


Calvert Group
P.O. Box 419544
Kansas City, MO
64141-6544

You may redeem available shares from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. Instructions to wire to a destination that has not been previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.


Type of                    Requirements
Registration

Corporations               Letter of instruction and a corporate resolution,
Associations               signed by person(s) authorized to act on the account,
                           accompanied by signature guarantee(s).

Trusts Letter of instruction signed by the Trustee(s)(as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, provide a copy of the trust document, certified within the last 60 days.)

By Telephone


Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to a bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000.


Calvert Money Controller

Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). You may also authorize automatic fixed amount redemptions by Calvert Money Controller. All requests must be received by 4:00 p.m. Eastern time. Accounts cannot be closed by this service.

Exchange to Another Calvert Group Fund


You must meet the minimum investment requirement of the other Calvert Group Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter.


Systematic Check Redemptions


If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of each month, simply by sending a letter with all information, including your account number and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.


Through your Broker

If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

DIVIDENDS AND TAXES


Each year, the Portfolio distributes substantially all of its net investment income to shareholders.

Dividends from the Portfolio's net investment income are declared daily and paid monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses.


Dividend payment options


Dividends and any distributions are automatically reinvested in additional shares of the same Portfolio, unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from the Portfolio may also be invested in shares of any other Calvert Group Fund or Portfolio, at no additional sales charge. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.


Federal Taxes


Dividends derived from interest on municipal obligations constitute exempt-interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short-term capital gain are taxable to you as ordinary income. If the Portfolio makes any distributions of long-term capital gains, then these are taxable to you as long-term capital gains, regardless of how long you held your shares of the Portfolio. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations.


Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number


If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires the Portfolio to withhold 31% of your reportable dividends. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Portfolio reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

To Open an Account:                               Prospectus
     800-368-2748                                 April 30, 1997


Performance and Prices:
Calvert Information Network                        Calvert Tax-Free Reserves
24 hours, 7 days a week                               Money Market Portfolio
     800-368-2745                                     Class MMP

Service for Existing Account:
     Shareholders              800-368-2745
     Brokers                   800-368-2746


TDD for Hearing Impaired:
     800-541-1524

Registered, Certified or Overnight Mail:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105

Calvert Group Web-Site
Address: http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814



Table of Contents

Fund Expenses
Financial Highlights
Investment Objective and Policies
Yield
Management of the Fund
SHAREHOLDER GUIDE:
Net Asset Value
How to Buy Shares
When Your Account Will Be Credited
Exchanges
Other Calvert Group Services
Selling Your Shares
How to Sell Your Shares
Dividends and Taxes

PROSPECTUS --
April 30, 1997
                                      CALVERT TAX-FREE RESERVES
                                       Money Market Portfolio
                                       Limited-Term Portfolio
                                       Long-Term Portfolio
                         4550 Montgomery Avenue, Bethesda, Maryland 20814


INVESTMENT OBJECTIVES

     Calvert Tax-Free Reserves Money Market Portfolio seeks to earn the highest interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio.

     The Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Portfolio will be successful in maintaining a constant net asset value of $1.00 per share. An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government.

     Calvert Tax-Free Reserves Limited-Term Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio.

     The Limited-Term Portfolio invests in investment-grade municipal obligations. Fixed rate investments have remaining maturities of three years or less; variable rate investments may have longer maturities. The Portfolio's net asset value per share fluctuates in response to changes in the value of its investments. There can be no assurance that the Portfolio will be successful in meeting its investment objective.

     Calvert Tax-Free Reserves Long-Term Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio.

     The Long-Term Portfolio invests in long-term investment-grade municipal obligations. Its average maturity is normally in excess of twenty years. Because of its longer average maturity, its yield and net asset value per share will generally fluctuate in response to changes in interest rates and other market factors.

PURCHASE INFORMATION


     The Money Market Portfolio offers two classes of shares, Class O, described in and offered by this Prospectus, and Class MMP (CTFR MMP Shares), offered by another Calvert Tax-Free Reserves Prospectus. Class O and Class MMP are the same except that Class O has no Distribution Plan expenses. The Limited-Term and Long-Term Portfolios each offer one class of shares.


TO OPEN AN ACCOUNT

     Call your broker, or complete and return the enclosed Account Application. Minimum initial investment is $2,000.

ABOUT THIS PROSPECTUS

     Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if the goals of a Portfolio match your own. Keep this document for future reference.


     A Statement of Additional Information (dated April 30, 1997) for each Portfolio has been filed with the Securities and Exchange Commission and is incorporated by reference. This free Statement is available upon request from the Fund: 800-368-2748.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.


FUND EXPENSES

                                                      Calvert
                                                      Money Market
                                                      Portfolio

A.  Shareholder Transaction Costs                     Class O
    Sales Load on Purchases                           None
    Sales Load on Reinvested
    Dividends                                         None
    Deferred Sales Load                               None
    Redemption Fees                                   None
    Exchange Fee                                      None


B.  Annual Fund Operating Expenses -
    Fiscal Year 1996
    (as a percentage of average net assets)
    Management Fees                                   0.45%
    Rule 12b-1 Fees                                   None
    All Other Expenses                                0.20%
    Total Fund Operating Expenses<F1>                 0.65%

<F1>Net Fund Operating Expenses after reduction for fees paid indirectly were: Money Market Class O:  0.64%



                                             Calvert            Calvert
                                             Limited-Term       Long-Term
                                             Portfolio          Portfolio

A.  Shareholder Transaction Costs
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)     1.00%              3.75%
     Contingent Deferred Sales Charge        None               None


B.   Annual Fund Operating
     Expenses- Fiscal Year 1996
     (as a percentage of average net assets
     Management Fees                         0.60%              0.61%
     Rule 12b-1 Service and
     Distribution Fees                       None               0.09%
     Other Expenses                          0.11%              0.19%
     Total Fund Operating Expenses<F1>       0.71%              0.89%


<F1> Net Fund Operating Expenses after reduction for fees paid indirectly were:
        Limited-Term: 0.70%, Long-Term: 0.86%



     C. Example: You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return;(2) redemption at the end of each period; and (3) payment of maximum initial sales charge at time of purchase:


Fund                  1 Year     3 Years    5 Years         10 Years

Money Market
Class O               $7         $21         $36            $81

Limited-Term          $17        $32         $49            $97

Long-Term             $46        $65         $85            $143


     The  example,   which  is   hypothetical,   should  not  be   considered  a
representation of past or future expenses. Actual expenses may be higher or lower than those shown.

     Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Portfolios may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

     A. Shareholder Transaction Costs are charges you pay when you buy or sell shares of a Portfolio. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee. See "Reduced Sales Charges" at Exhibit A to see if you qualify for possible reductions in the sales charge for the Limited- or Long-Term Portfolios.

     B. Annual Fund Operating Expenses are based on historical expenses. Management Fees are paid by the Fund to Calvert Asset Management Company, Inc. ("Investment Advisor") for managing each Portfolio's investments and business affairs, and include an administrative service fee paid to Calvert Administrative Services Company, Inc. Each Portfolio incurs Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the share price for the Limited- and Long-Term Portfolios, and in the yield for the Money Market Portfolio and are not charged directly to individual shareholder accounts.


     The Rule 12b-1 fee of the Long-Term Portfolio includes an asset-based sales charge. Thus, long-term shareholders in the Portfolio may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealers and/or their salespersons may receive certain compensation for the sale and distribution of the securities or for services to the Fund. See the Statement of Additional Information, "Method of Distribution".



FINANCIAL HIGHLIGHTS


     The following tables provide information about the financial history of the Class O shares of the Money Market Portfolio and the Limited- and Long-Term Portfolios. They express the information in terms of a single share outstanding for the respective Portfolio throughout each period. The tables have been audited by those independent accountants whose report is included in Calvert Tax-Free Reserves Annual Report to Shareholders for the periods presented. The tables should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.





Class O Shares                                       Year Ended December 31,

                                                     1996                1995

Net asset value, beginning of year          $         1.000     $         1.000
Income from investment operations
     Net investment income                             .033                .040
Distributions from
     Net investment income                            (.033)              (.040)

Net asset value, end of year                $         1.000     $         1.000

Total return<F4>                                      3.33%               4.02%

Ratio to average net assets:
     Net investment income                            3.28%               3.93%
     Total expenses<F5>                                .65%                .62%
     Net expenses                                      .64%                .61%

Net assets, end of year (in thousands)      $     1,550,731     $     1,740,839

Number of shares outstanding at end of year (in
     of year (in thousands)                       1,550,724           1,740,948

<F4> Total return prior to 1989 is not audited.
<F5> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



Class O Shares                                       Year Ended December 31,

                                                     1994                1993

Net asset value, beginning of year          $         1.000     $         1.000
Income from investment operations
     Net investment income                             .028                .040
Distributions from
     Net investment income                            (.028)              (.040)

Net asset value, end of year                $         1.000     $         1.000

Total return<F4>                                      2.81%               4.02%

Ratio to average net assets:
     Net investment income                            2.75%               3.93%
     Total expenses<F5>                                  --                .62%
     Net expenses                                      .62%                .61%

Net assets, end of year (in thousands)      $     1,344,595     $     1,740,839

Number of shares outstanding at end of year (in
     thousands)                                   1,344,668           1,740,948

<F4> Total return prior to 1989 is not audited.
<F5> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Class O Shares                                       Year Ended December 31,

                                                     1992                1991

Net asset value, beginning of year          $         1.000     $         1.000
Income from investment operations
     Net investment income                             .031                .048
Distributions from
     Net investment income                            (.031)              (.048)

Net asset value, end of year                $         1.000     $         1.000

Total return<F4>                                       3,18%               4.96%

Ratio to average net assets:
     Net investment income                             3.10%               4.79%
     Total expenses<F5>                                  --                 .--
     Net expenses                                       .59%                .61%

Net assets, end of year (in thousands)      $     1,552,106     $     1,382,330

Number of shares outstanding at end of year (in
     thousands)                                   1,552,061           1,382,288

<F4> Total return prior to 1989 is not audited.
<F5> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.




Class O Shares                                       Year Ended December 31,

                                                     1990                1989

Net asset value, beginning of year          $         1.000     $         1.000
Income from investment operations
     Net investment income                             .059                .063
Distributions from
     Net investment income                            (.059)              (.063)

Net asset value, end of year                $         1.000     $         1.000

Total return<F4>                                      6.04%               6.47%
Ratio to average net assets:
     Net investment income                            5.85%               6.22%
     Total expenses<F5>                                  --                 .--
     Net expenses                                      .63%                .62%

Net assets, end of year (in thousands)      $     1,071,719     $       952,347

Number of shares outstanding at end of year (in
     thousands)                                   1,071,678             952,257

<F4> Total return prior to 1989 is not audited.
<F5> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.




Class O Shares                                       Year Ended December 31,

                                                     1988                1987

Net asset value, beginning of year          $         1.000     $         1.000
Income from investment operations
     Net investment income                             .052                .046
Distributions from
     Net investment income                            (.052)              (.046)

Net asset value, end of year                 $         1.000     $         1.000

Total return<F4>                                       5.31%               4.62%
Ratio to average net assets:
     Net investment income                             5.19%               4.56%
     Total expenses<F5>                                   --                 .--
     Net expenses                                       .62%                .62%

Net assets, end of year (in thousands)       $       823,759     $       688,987

Number of shares outstanding at end of year (in
     thousands)                                      823,696             688,986

<F4> Total return prior to 1989 is not audited.
<F5> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.






Limited-Term Portfolio                  Year Ended December 31,
                                                 1996


Net asset value, beginning                       $  10.72
Income from investment operations
     Net investment income                            .44
     Net realized and unrealized gain (loss)         (.03)
Total from investment operations                      .41

Distributions from
     Net investment income                           (.44)
Total increase (decrease) in net asset value         (.03)
Net asset value, ending                          $   10.69

Total return<F4>                                     3.94%

Ratio to average net assets
     Net investment income                           4.12%
     Total expenses<F5>                               .71%
     Net expenses                                     .70%
Portfolio turnover                                     45%

Net assets, end of year (in thousands)            $512,342
Number of shares outstanding at
end of year (in thousands)                          47,922

<F4>Total  return  is not  annualized  and does not  reflect  deduction  of front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Limited-Term Portfolio                      Year Ended December 31,

                                                 1995                1994

Net asset value, beginning                       $10.59              $10.72

Income from investment operations
     Net investment income                          .45                 .39
     Net realized and unrealized gain (loss)
         on investments                             .13                (.13)
         Total from investment operations           .58                 .26

Distributions from
     Net investment income                         (.45)               (.39)

Total increase (decrease) in net asset value        .13                (.13)

Net asset value, end of year                     $10.72              $10.59

Total return<F4>                                  5.55%               2.42%

Ratio to average net assets
     Net investment income                        4.21%               3.60%
     Total expenses<F5>                            .71%                  --
     Net expenses                                  .70%                .66%

Portfolio turnover                                  33%                 27%

Net assets, end of year (in thousands)         $457,707           $544,822

Number of shares outstanding at
end of year (in thousands)                       42,690              51,424

<F4>Total  return  is not  annualized  and does not  reflect  deduction  of front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.


Limited-Term Portfolio                                 Year Ended December 31,

                                                                    1993

Net asset value, beginning of year                               $   10.68
Income from investment operations
     Net investment income                                             .38
     Net realized and unrealized gain (loss) on
         investments                                                   .04
         Total from investment operations                              .42

Distributions from
     Net investment income
                                                                      (.38)
Total increase (decrease) in net asset value                           .04

Net asset value, end of year                                     $   10.72

Total return<F4>                                                      4.02%

Ratio to average net assets:
 Net investment income                                                3.59%
 Total expenses <F5>
 Net expenses                                                           --
                                                                       .67%
Portfolio turnover
                                                                        14%
Net assets, end of year
                                                                 $   663,305
Number of shares outstanding at
end of year (in thousands)                                           61,861

<F4>Total  return  is not  annualized  and does not  reflect  deduction  of front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Limited-Term Portfolio                            Year Ended December 31,
                                                   1992           1991

Net asset value, beginning                        $10.65         $10.61

Income from investment operations
     Net investment income                           .49            .64
     Net realized and unrealized gain (loss)
         on investments                              .03            .03
         Total from investment operations            .52            .67

Distributions from
     Net investment income                          (.49)          (.63)

Total increase (decrease) in net asset value         .03            .04

Net asset value, end of year                      $10.68         $10.65

Total return<F4>                                    4.99%          6.46%

Ratio to average net assets
     Net investment income                          4.58%          5.99%
     Total expenses<F5>                               --              --
     Net expenses                                    .71%           .73%

Portfolio turnover                                     5%             1%

Net assets, end of year (in thousands)          $567,419         $294,308

Number of shares outstanding at
end of year (in thousands)                        53,140           27,644

<F4>Total  return  is not  annualized  and does not  reflect  deduction  of front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.


Limited-Term Portfolio                      Year Ended December 31,
                                                 1990           1989


Net asset value, beginning                       $10.61         $10.55

Income from investment operations
     Net investment income                          .67            .67
     Net realized and unrealized gain (loss)
         on investments                             .00            .06
         Total from investment operations           .67            .73

Distributions from
     Net investment income                         (.67)         (.67)

Total increase (decrease) in net asset value        .00            .06

Net asset value, end of year                     $10.61         $10.61

Total return<F4>                                  6.50%          7.12%

Ratio to average net assets
     Net investment income                        6.35%          6.35%
     Total expenses<F5>                           6.50%          7.12%
     Net expenses                                  .77%           .78%

Portfolio turnover                                  12%            21%

Net assets, end of year (in thousands)         $151,580        $132,510

Number of shares outstanding at
end of year (in thousands)                       14,286         12,487

<F4>Total  return  is not  annualized  and does not  reflect  deduction  of front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Limited-Term Portfolio                         Year Ended December 31,

                                                 1988           1987


Net asset value, beginning                       $10.45         $10.67

Income from investment operations
     Net investment income                          .60            .59
     Net realized and unrealized gain (loss)
         on investments                             .10          (.22)
         Total from investment operations           .70            .37
Distributions from
     Net investment income                         (.60)         (.59)

Total increase (decrease) in net asset value        .10          (.22)

Net asset value, end of year                     $10.55         $10.45

Total return<F4>                                  6.82%          3.54%
Ratio to average net assets
     Net investment income                        5.71%          5.59%
     Total expenses<F5>                           6.50%             --
     Net expenses                                  .81%           .76%

Portfolio turnover                                  68%            52%

Net assets, end of year (in thousands)         $145,305       $147,742

Number of shares outstanding at
end of year (in thousands)                       13,771         14,137

<F4>Total  return  is not  annualized  and does not  reflect  deduction  of front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.





Long-Term Portfolio                       Year Ended December 31,


                                                  1996


Net asset value, beginning                       $17.31
Income from investment operations
     Net investment income                          .93
     Net realized and unrealized gain (loss)       (.46)
Total from investment operations                    .47
Distributions from
     Net investment income                         (.95)
     Net realized gains                            (.02)
     Total distributions                           (.97)
Total increase (decrease) in net asset value       (.50)
Net asset value, ending                          $16.81


Total return<F4>                                  2.89%

Ratio to average net assets
     Net investment income                        5.50%
     Total expenses<F5>                            .89%
     Net expenses                                  .86%
Portfolio turnover                                  41%

Net assets, end of year (in thousands)          $52,945
Number of shares outstanding at
end of year (in thousands)                        3,149

<F4>Total  return  is not  annualized  and does not  reflect  deduction  of front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.




LONG-Term Portfolio                            Year Ended December 31,
                                                 1995           1994


Net asset value, beginning                       $15.83         $17.15

Income from investment operations
     Net investment income                          .95            .93
     Net realized and unrealized gain (loss)
         on investments                            1.53           1.33
         Total from investment operations          2.48           (.40)

Distributions from
     Net investment income                         (.91)          (.92)
     Net realized gains                            (.09)            --
         Total distributions                      (1.00)          (.92)

Total increase (decrease) in net asset value      (1.48)         (1.32)

Net asset value, end of year                     $17.31         $15.83

Total return<F4>                                  16.05%         (2.30)%
Ratio to average net assets
     Net investment income                         5.71%          5.73%
     Total expenses<F5>                             .87%            --
     Net expenses                                   .85%           .81%

Portfolio turnover                                   58%            98%

Expenses reimbursed                                  --             --

Net assets, end of year (in thousands)           $57,359        $47,267

Number of shares outstanding at
end of year (in thousands)                         3,314          2,985

<F4>Total  return  is not  annualized  and does not  reflect  deduction  of front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.




Long-Term Portfolio                                      Year Ended
                                                         December 31,

                                                             1993

Net asset value, beginning of year                      $   16.32
Income from investment operations
     Net investment income                                     .94
     Net realized and unrealized gain (loss) on
         investments                                           .83
         Total from investment operations                     1.77
Distributions from
     Net investment income                                    (.94)
     Net realized gains                                         --
         Total distributions                                  (.94)

Total increase (decrease) in net asset value                   .83

Net asset value, end of year                            $    17.15

Total return<F4>                                             11.12%

Ratio to average net assets:
 Net investment income                                        5.59%
 Total expenses<F5>                                             --
 Net expenses                                                  .78%

Portfolio turnover                                              97%

Expenses reimbursed                                             --

Net assets, end of year ( in thousands)                 $   55,204

Number of shares outstanding at end of year (in              3,219
     thousands)

<F4>Total  return  is not  annualized  and does not  reflect  deduction  of front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



LONG-Term Portfolio                           Year Ended December 31,
                                                 1992           1991


Net asset value, beginning                      $16.11         $15.35

Income from investment operations
     Net investment income                         .98            .97
     Net realized and unrealized gain (loss)
         on investments                            .20            .78
         Total from investment operations         1.18           1.75

Distributions from
     Net investment income                        (.97)          (.99)
     Net realized gains                            --              --
         Total distributions                      (.97)          (.99)

Total increase (decrease) in net asset value       .21            .76

Net asset value, end of year                    $16.32         $16.11

Total return<F4>                                  7.60%         11.77%
Ratio to average net assets
     Net investment income                        6.06%          6.39%
     Total expenses<F5>                              --            --
     Net expenses                                  .82%           .78%

Portfolio turnover                                 196%           276%

Expenses reimbursed                                 --              --

Net assets, end of year (in thousands)         $45,665         $43,774

Number of shares outstanding at
end of year (in thousands)                       2,799           2,718

<F4>Total  return  is not  annualized  and does not  reflect  deduction  of front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.



Long-Term Portfolio                                 Year Ended December 31,
                                                    1990                  1989


Net asset value, beginning of year             $     15.64          $     15.20
Income from investment operations
     Net investment income                             .97                 1.03
     Net realized and unrealized gain (loss) on
         investments                                  (.27)                 .41
         Total from investment operations              .70                 1.44

Distributions from
     Net investment income                            (.99)               (1.00)
     Net realized gains                                 --                   --
         Total distributions                          (.99)               (1.00)

Total increase (decrease) in net asset value          (.29)                 .44

Net asset value, end of year                   $     15.35           %    15.64

Total return<F4>                                      4.74%                9.81%

Ratio to average net assets:
 Net investment income                                6.60%                6.66%
 Total expenses<F5>                                     --                   --
 Net expenses                                          .82%                 .85%

Portfolio turnover                                     264%                 284%

Expenses reimbursed                                    --                    --

Net assets, end of year (in thousands)              $40,182             $46,402

Number of shares outstanding at end of year (in       2,618               2,967
     thousands)

<F4>Total  return  is not  annualized  and does not  reflect  deduction  of front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.


Long-Term Portfolio                                 Year Ended     December 31,
                                                        1988           1987


Net asset value, beginning of year                      $14.75        $16.36
Income from investment operations
     Net investment income                                1.01          1.15
     Net realized and unrealized gain
         (loss) on investments                             .46         (1.63)
         Total from investment operations                 1.47          (.48)
Distributions from
     Net investment income                               (1.02)        (1.13)
     Net realized gains                      --            --
         Total distributions                             (1.02)        (1.13)
Total increase (decrease) in net asset value               .45         (1.61)
Net asset value, end of year                            $15.20        $14.75
Total return<F4>                                         10.27%        (2.96)%
Ratio to average net assets:
 Net investment income                                    6.78%         7.32%
 Total expenses<F5>                                         --            --
 Net expenses                                              .85%          .83%

Portfolio turnover                                         553%           77%

Expenses reimbursed                                        .04%          --

Net assets, end of year (in thousands)                  $43,101       $49,231

Number of shares outstanding at end of year               2,835         3,338
     (in thousands)

<F4>Total  return  is not  annualized  and does not  reflect  deduction  of front-end sales charges. Total return prior to 1989 is not audited.
<F5>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; previously such reductions were included in the ratio.


INVESTMENT OBJECTIVE AND POLICIES

Money Market Portfolio

     The Money Market Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio.

     The Money Market Portfolio invests primarily in a diversified portfolio of municipal obligations whose interest is exempt from federal income tax. Municipal obligations in which the Portfolio invests are short-term, fixed and variable rate instruments of minimal credit risk and of high quality. The Portfolio invests in municipal bonds and notes and tax-exempt commercial paper within the two highest credit ratings categories or, if unrated, are determined by the Advisor to be of comparable quality. Short-term obligations have remaining maturities of one year or less. The Portfolio maintains an average weighted maturity of 90 days or less.

Limited-Term Portfolio

     The Limited-Term Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio.

     The Limited-Term Portfolio invests primarily in a diversified portfolio of municipal obligations with interest exempt from federal income tax. Municipal obligations in which the Portfolio invests are fixed and variable rate investment-grade (medium and higher) obligations. Fixed rate investments are limited to obligations with remaining maturities of 3 years or less; variable rate investments may have longer maturities.
Long-Term Portfolio

     The Long-Term Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio.

     The Long-Term Portfolio invests primarily in a diversified portfolio of long term, investment-grade municipal obligations, the interest of which is exempt from federal income tax. Investments by the Portfolio are not limited as to remaining maturities.

Municipal Obligations

     Municipal obligations in which the Limited- and Long-Term Portfolios may invest include, but are not limited to general obligation bonds and notes of state and local issuers, revenue bonds of various transportation, housing, utilities (e.g., water and sewer), hospital and other state and local government authorities, tax and revenue anticipation notes and bond anticipation notes, municipal leases, and certificates of participation therein, and private activity bonds. See further description below and the Statement of Additional Information.
Credit Quality

     The credit quality of municipal obligations is determined by reference to a commercial credit rating service, such as Moody's Investors Service, Inc. or Standard & Poor's Corporation. If an instrument is not rated, credit quality is determined by the Advisor under the supervision of the Board of Trustees. Investment grade, as determined by a NRSRO, is currently defined as the top four rating categories, i.e., AAA/Aaa, AA/Aa, A and BBB/Baa. Though still investment grade, securities rated BBB/Baa possess certain speculative elements and are generally more susceptible to changing market conditions. There is no limitation on the percentage of each Portfolio's assets that may be invested in unrated obligations; such obligations may be less liquid than rated obligations of comparable quality. The ratings used by these services are described in the Appendix to the Statement of Additional Information.

Variable Rate Obligations

     Each Portfolio may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in a Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of the invested Portfolio will decline, causing the Portfolio and its shareholders to forego the opportunity for capital appreciation of the Portfolio's investments and of their shares.

Demand Notes

     Each Portfolio may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment on demand, the note may be supported by an unconditional bank letter of credit.

Interest-Rate Risk

     All fixed income instruments are subject to interest-rate risk; that is, if the market interest rates rise, the current principal value of a bond will decline.

Municipal Leases - Money Market Portfolio

     The Money Market Portfolio may invest in structured money market instruments, where the underlying security is a municipal lease. Generally, such instruments are structured as tax-exempt commercial paper or variable rate demand notes, and are typically secured by an unconditional letter of credit. In the unlikely event that the letter of credit is not honored, the lease would present special risks, such as the chance that the municipality might not appropriate funding for the lease payments. Thus, the Advisor considers risk of cancellation in its investment analysis. Certain leases may be considered illiquid. In all cases, the Money Market Portfolio invests only in high-quality instruments (rated in one of the two highest rating categories, or if unrated, of comparable credit quality) that meet the requirements of SEC Rule 2a-7 regarding credit quality and maturity. See the Statement of Additional Information.

Municipal Leases - Limited-Term and Long-Term Portfolios

     The Limited-Term and Long-Term Portfolios may invest in municipal leases. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. There are additional risks inherent in investing in this type of municipal security. Unlike municipal notes and bonds, where a municipality is obligated by law to make interest and principal payments when due, funding for lease payments needs to be appropriated each fiscal year in the budget. It is possible that a municipality will not appropriate funds for lease payments. The Advisor considers risk of cancellation in its investment analysis. The Portfolio may purchase unrated municipal leases. The Advisor, under supervision of the Board of Trustees, is responsible for determining the credit quality of such leases, on an ongoing basis. The Limited- and Long-Term Portfolios will invest only in municipal leases that meet its credit quality restrictions. Certain municipal leases may be considered illiquid and subject to the Portfolios' limit on illiquid investments. The Board of Trustees has established guidelines for determining whether a lease is illiquid. See the Statement of Additional Information for the factors considered by the Board in determining liquidity and valuation of leases.

When-Issued Purchases

     New issues of municipal obligations are offered on a when-issued basis; that is, delivery and payment for the securities normally take place 15 to 45 days after the date of the transaction. The payment obligation and the yield that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Portfolios will only make commitments to purchase these securities with the intention of actually acquiring them, but may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

Temporary Investments

     For liquidity purposes or pending the investment of the proceeds of the sale of its shares, the Portfolios may invest in and derive up to 20% of its income from taxable short-term money market type investments. Interest earned from such taxable investments will be taxable to you as ordinary income unless you are otherwise exempt from taxation.

Financial Futures, Options, and Other Investment Techniques

     The Long-Term Portfolio can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolio can use these practices either as substitution or as protection against an adverse move in the Long-Term Portfolio to adjust the risk and return characteristics of the Portfolio. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Any instruments determined to be illiquid are subject to the Long-Term Portfolio's 10% restriction on illiquid securities. See below and the Statement of Additional Information for more details about these strategies.

     The Long-Term Portfolio buys certain financial futures contracts to hedge its investments in municipal bonds.

     Under certain circumstances, the Long-Term Portfolio may purchase and sell certain financial futures contracts and certain options on futures contracts. A financial futures contract obligates the seller of a contract to deliver -- and the purchaser of a contract to take delivery of -- the type of financial instrument covered by the contract. In the case of index-based futures contracts, the obligation is in the form of a cash settlement at a specific time for a specific price.

     The Long-Term Portfolio may only engage in futures transactions for the purpose of hedging its investments in municipal bonds against declines in value and to hedge against increases in the cost of securities it intends to purchase. A sale of financial futures contracts may provide a hedge against a decline in the value of portfolio securities because such depreciation may be offset, in whole or in part, by an increase in the value of the position in the futures contracts. Similarly, a purchase of financial futures contracts may provide a hedge against an increase in the cost of securities intended to be purchased, because such appreciation may be offset, in whole or in part, by an increase in the value of the position in the futures contracts.
Types of futures contracts purchased

     The Long-Term Portfolio intends to deal in futures contracts based upon The Bond Buyer Municipal Bond Index, a price-weighted measure of the market value of 40 large, recently-issued tax-exempt bonds, and to engage in transactions in exchange-listed futures contracts on U.S. Treasury securities. The Long-Term Portfolio may also engage in transactions in other futures contracts, such as futures contracts on other municipal bond indexes that become available, if the investment advisor believes such contracts would be appropriate for hedging its investments in municipal bonds.

     When the Long-Term Portfolio purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high grade fixed income securities in a segregated account with its custodian, so that the segregated amount plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring that the use of such futures contract is unleveraged. It is not anticipated that transactions in futures will have the effect of increasing portfolio turnover.

Closing out a futures position - Risks

     The Long-Term Portfolio may close out its position in a futures contract or an option on a futures contract only by entering into an offsetting transaction on the exchange on which the position was established and only if there is a liquid secondary market for the futures contract. If it is not possible to close a futures position entered into by the Long-Term Portfolio, it could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Long-Term Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Long-Term Portfolio's ability to hedge effectively. There is also risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Long-Term Portfolio has an open position in a futures contract. The success of a hedging strategy depends on the Advisor's ability to predict the direction of interest rates and other economic factors. The correlation is imperfect between movements in the prices of futures or options contracts, and the movements of prices of the securities which are subject to the hedge. If the Long-Term Portfolio used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice-versa), the Portfolio may suffer a greater loss than if it had not hedged. Please refer to the Long-Term Portfolio's Statement of Additional Information for further information on financial futures contracts.

Other Policies - Money Market, Limited- and Long-Term Portfolios

     Each Portfolio may temporarily borrow money from banks to meet redemption requests, but such borrowing may not exceed 10% of the value of its total assets. Each Portfolio has adopted certain fundamental investment restrictions which are discussed in detail in its Statement of Additional Information. Unless specifically noted otherwise, the investment objective, policies and restrictions of each Portfolio are fundamental and may not be changed without shareholder approval.

YIELD AND TOTAL RETURN


Yield refers to income generated by an investment over a period of time.


     The Money Market Portfolio may advertise "yield" and "effective yield" for each class. Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Portfolio refers to the actual income generated by an investment in the Portfolio over a particular base period, stated in the advertisement. If the base period is less than one year, the yield will be "annualized." That is, the amount of income generated by the investment during the base period is assumed to be generated over a one-year period and is shown as a percentage of the investment. The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Limited- and Long-Term Portfolios

     Yield measures the current investment performance; that is, the rate of income on a Portfolio's investments divided by the share price. Yield is computed by annualizing the result of dividing the net investment income per share over a 30 day period by the maximum offering price per share on the last day of that period. Yields are calculated according to accounting methods that are standardized for all stock and bond funds.

Taxable Equivalent Yield - Money Market, Limited- and Long-Term Portfolios

     Each Portfolio may advertise its "taxable equivalent yield". The taxable equivalent yield is the yield that you would be required to obtain from taxable investments to equal the Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The taxable equivalent yield is computed by taking the portion of the Portfolio's yield exempt from regular federal income tax and multiplying the exempt yield by a factor based on a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor used to calculate the taxable equivalent yield is the reciprocal of the difference between one and the applicable income tax rate, which will be stated in the advertisement.

     The Limited- and Long-Term Portfolios may advertise total return. Total return is based on historical results and is not intended to indicate future performance.


     Total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return shows its overall change in value, including changes in share price and assuming all of the dividends and capital gain distributions are reinvested. A cumulative total return reflects the performance over a stated period of time. An average annual total return ("return with maximum load") reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of total return usually will include the effect of paying the front-end sales charge. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "return without maximum load" do not reflect deduction of the sales charge. You should consider these return figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charges, such as mutual fund averages compiled by Lipper Analytical Services, Inc. Further information about the Portfolio's performance is contained in its Annual Report to Shareholders, which may be obtained without charge.


MANAGEMENT OF THE FUND

     The Board of Trustees supervises Portfolio activities and reviews its contracts with companies that provide it with services.

     The Portfolios are series of Calvert Tax-Free Reserves (the "Fund"), an open-end management investment company, organized as a Massachusetts business trust on October 20, 1980. The series of the Fund include the Money Market Portfolio, Limited-Term Portfolio, Long-Term Portfolio, California Money Market Portfolio, and the Vermont Municipal Portfolio.

     The Money Market Portfolio offers two classes of shares, Class O, described in and offered by this Prospectus, and Class MMP (CTFR MMP Shares), offered by the Calvert Tax-Free Reserves Money Market Class MMP Prospectus. The two classes represent interests in the same portfolio of investments and are identical in all respects, except: (a) the Distribution Plan expenses are payable only by the Class MMP shares; (b) the classes may have different transfer agency fees; (c) postage and delivery, printing and stationery expenses will be separately allocated; (d) the classes will have different dividend rates due solely to the effects of (a) through (c) above; and (e) only the Class MMP shares may vote on matters which pertain to the Distribution Plan. Class MMP Shares are offered primarily to clients of broker-dealers.

     The Fund is not required to hold annual shareholder meetings for any of the Portfolios, but special meetings may be called for such purposes as electing Trustees, changing fundamental policies, and approving management contracts. As a shareholder, you receive one vote for each share of a Portfolio you own, except that matters affecting Portfolios or classes differently, such as Distribution Plans, will be voted on separately by the affected Portfolio(s) or class(es).

Portfolio Managers

     Investment selections for the Limited- and Long-Term Portfolios are made by David R. Rochat and Reno J. Martini. Mr. Rochat is a Director and Senior Vice President of Calvert Asset Management Company, Inc. He is a Trustee/Director and Senior Vice President of First Variable Rate Fund, Calvert Tax-Free Reserves, Money Management Plus, The Calvert Fund, and Calvert Municipal Fund, Inc., and is primarily responsible for setting the investment strategy of the trading department, utilizing over 20 years' experience in the securities and investment community. Mr. Rochat joined Calvert Group in 1981 after establishing and managing the municipal bond department at Donaldson, Lufkin, & Jenrette Securities Corporation. Mr. Martini, a Director of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc., oversees management of all Calvert Group portfolios. He has extensive experience in evaluating and purchasing municipal securities.

     Calvert Group is one of the largest investment management firms in Washington, D.C. area.


     Calvert Group, Ltd., parent of the Fund's investment advisor, transfer agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1996, Calvert Group managed and administered assets in excess of
5.2 billion and more than 220,000 shareholder and depositor accounts.


Calvert Asset Management serves as Advisor to the Fund.


     Calvert Asset Management Company, Inc. (the "Advisor") is the Fund's investment advisor. The Advisor provides the Fund with investment supervision and management, administrative services and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Fund and reserves the right to compensate broker-dealers in return for their promotional or administrative services. For its services during fiscal year 1996, the Advisor received a fee equal to 0.45% of the Money Market Portfolio's average net assets, 0.59% of the Limited-Term Portfolio's average net assets, and 0.60% of the Long-Term Portfolio's average net assets.


     Calvert Administrative Services Company provides administrative services for the Fund.

     Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by Calvert Tax-Free Reserves to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives a total fee from Calvert Tax-Free Reserves of $200,000 per year, allocated among the Portfolios based on assets.

Calvert Distributors, Inc. serves as underwriter to market the Fund's shares.

     Calvert Distributors, Inc. ("CDI") is the Fund's principal underwriter and distributor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors.

The transfer agent keeps your account records.

     Calvert Shareholder Services, Inc. is the Fund's transfer, dividend disbursing and shareholder servicing agent.

SHAREHOLDER GUIDE

Opening An Account

You can buy shares of the Portfolios in several ways which are described here.


     An account application accompanies this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748.




Limited-Term Portfolio

Shares are offered at net asset value plus a front-end sales charge as follows:

Amount of             As a % of     As a % of    Allowed to Dealers
Investment            offering      net amount   as a % of offering
price                 invested      price

Less than $50,000     1.00%         1.01%        1.00%
$50,000 but less
than $100,000         0.75%         0.76%        0.75%
$100,000 but less
than $250,000         0.50%         0.50%        0.50%
$250,000
and over              0.00%         0.00%        0.10%*



Long-Term Portfolio


Shares are offered at net asset value plus a front-end sales charge as follows:

Amount of             As a % of     As a % of    Allowed to Dealers
Investment            offering      net amount   as a % of offering
                      price         invested     price



Less than $50,000     3.75%         3.90%        3.00%
$50,000 but less
than $100,000         3.00%         3.09%        2.25%
$100,000 but less
than $250,000         2.25%         2.30%        1.75%
$250,000 but less
than $500,000         1.75%         1.78%        1.25%
$500,000 but less
than $1,000,000       1.00%         1.01%        0.80%
$1,000,000 and over   0.00%         0.00%        0.25%*

     *CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the Funds within twelve months of the time of purchase.

     Sales charges may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.



     The sales charge is paid to CDI, which in turn normally reallows a portion to your broker-dealer. Upon written notice to dealers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge. Dealers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.

     In addition to any sales charge reallowance, your broker-dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.15% for the Limited-Term Portfolio and, for the Long-Term Portfolio, up to 0.25% of the average daily net asset value of the shares held in accounts maintained by that firm.



Distribution Plan


     The Long-Term Portfolio has adopted a Distribution Plan (the "Distribution Plan"), which provides for payments, which are currently limited by the Fund's Underwriting Agreement to 0.25% annually of the average daily net asset value, to pay expenses associated with the distribution and servicing of shares. Amounts paid by the Fund to CDI under the Distribution Plan are used to pay to dealers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. For fiscal year 1996, the Long-Term Portfolio paid only 0.09% in Distribution Plan expenses.


Arrangements with Broker-Dealers and Others


     CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI is offering special non-cash compensation (sporting event tickets) to its affiliated broker dealer firm for those representatives who have sold a minimum dollar amount of shares of the Limited-Term Portfolio. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Eligible marketing and distribution expenses may be paid pursuant to the Fund's Rule 12b-1 Distribution Plan.

     Dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.


     Each of the Distribution Plans may be terminated at any time by a vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

                            HOW TO BUY SHARES
                BE SURE TO SPECIFY WHICH CLASS YOU ARE BUYING

Method     New Accounts                       Additional Investments

By Mail    $2,000 minimum                     $250 minimum

           Please make your check             Please make your check
           payable to the appropriate         payable to the appropriate
           Portfolio and mail it with your    Portfolio and mail it with your
           application to:                    investment slip to:

           Calvert Group                      Calvert Group
           P.O. Box 419544                    P.O. Box 419739
           Kansas City, MO                    Kansas City, MO
           64141-6544                         64141-6739

By Registered, Certified, or Overnight Mail:
           Calvert Group                       Calvert Group
           c/o NFDS, 6th Floor                 c/o NFDS, 6th Floor
           1004 Baltimore                      1004 Baltimore
           Kansas City, MO                     Kansas City, MO
           64105-1807                          64105-1807

Through Your Broker    $2,000 minimum                  $250 minimum

At the Calvert     Visit the Calvert Branch Office to make investments by check.
Branch Office      See back cover page for the address.

FOR ALL OPTIONS BELOW, PLEASE CALL YOUR BROKER, OR CALVERT GROUP AT 800-368-2745

By Exchange        $2,000 minimum                      $250 minimum
(From your account in another Calvert Group Fund)

     When opening an account by exchange, your new account must be established with the same name(s), address and taxpayer identification number as your existing Calvert account.

By Bank Wire                  $2,000 minimum                      $250 minimum

By Calvert Money              Not Available for                   $50 minimum
Controller*                   Initial Investment

     *Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

NET ASSET VALUE

     Net asset value per share ("NAV") refers to the worth of one share. NAV is calculated at the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Portfolios are open for business each day the New York Stock Exchange is open. All purchases of Portfolio shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/100 of a share for the Money Market Portfolio and to 1/1000 of a share for the Limited- and Long-Term Portfolios). The Money Market Portfolio may send monthly statements in lieu of immediate confirmations of purchases and redemptions.

The Money Market Portfolio shares are sold without a sales charge.

     Money Market Portfolio: NAV is computed by adding the value of the Money Market Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The Portfolio's securities are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1.00 per share.

     Limited-Term and Long-Term Portfolios: NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If quotations are not available, securities are valued by a method that the Board of Trustees believes accurately reflects fair value.

WHEN YOUR ACCOUNT WILL BE CREDITED

     Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.


     All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check is not paid, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Portfolio. When you purchase by check or with Calvert Money Controller, those funds will be on hold for up to 10 business days from the date of receipt. During that period, the proceeds of redemptions against those funds will be held until the transfer agent is reasonably satisfied that the purchase payment has been collected. Drafts written on the Money Market Portfolio against such funds will be returned for uncollected funds. To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee. As a convenience, check purchases can be received at Calvert's offices for overnight mail delivery to the transfer agent and will be credited the next business day. Any check purchase received without an investment slip may cause delayed crediting.


Money Market Portfolio


     Your purchase will be processed at the net asset value calculated after your order is received and accepted. If your wire purchase is received by 5:00 p.m. Eastern time, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are processed to the account.


Limited-Term and Long-Term Portfolios


     Your purchase will be processed at the next offering price based on the next net asset value calculated for each class after your order is received and accepted.

     Certain financial institutions or broker-dealers that have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.


EXCHANGES

     Each exchange represents the sale of shares of one Portfolio and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.

     If your investment goals change, the Calvert Group of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. Before you make an exchange from a Fund or Portfolio, please note the following:

     o Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information, including class offerings.

     o Complete and sign an application for an account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

     o Shares on which you have already paid a sales charge at Calvert Group and shares acquired by reinvestment of dividends and distributions may be exchanged into another Fund at no additional charge.


     o Limited-Term and Long-Term Portfolios: Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Fund or Portfolio during any 6-month period will be given written notice that they may be prohibited from making additional investments. This policy does not prohibit you from redeeming shares of the Funds and do not apply to trades solely among money market funds.


     o For purposes of the exchange privilege, the Fund is related to Summit Cash Reserves Fund by investment and investor services. Each Portfolio reserves the right to terminate or modify the exchange privilege in the future with 60 days' written notice.

OTHER CALVERT GROUP SERVICES

Calvert Information Network

24 hour yield and prices

     Calvert Group has a round-the-clock telephone service that lets existing customers obtain prices, yields, performance information, account balances, and authorize certain transactions.

Calvert Money Controller

     Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.

     This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your Calvert Group account with one phone call. Allow two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank.


     You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Portfolio shares. A debit entry will appear on your bank statement. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert account, call your broker or Calvert for more information.


Telephone Transactions

Calvert may record all telephone calls.

     You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You automatically have telephone privileges unless you elect otherwise. The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Optional Services

Complete the account application for the easiest way to establish services.

     The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call your broker or Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public. Householding

Householding reduces Fund expenses while saving  paper and postage expense.


     If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as statements, confirms, prospectuses, semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.


Special Services and Charges

     The Portfolios pay for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

     If you are purchasing shares of a Portfolio through a program of services offered by a securities dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker-dealer or financial institution for the services rendered.

SELLING YOUR SHARES

     You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received and accepted. See below for specific requirements necessary to make sure your redemption request is acceptable. Remember that your Portfolio may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

Redemption Requirements to Remember

     To ensure acceptance of your redemption request, please follow the procedures described here and below.

     Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect a Portfolio, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Minimum account balance is $1,000.


     Please maintain a balance in each of your fund accounts of at least $1,000. If the balance in your money market account falls below the $1,000 minimum during a month, a $3 fee will be charged to your account. This fee is paid to the portfolio to offset the generally higher costs of small dollar accounts. Funds with a fluctuating net asset value and a balance of less than $1,000 may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and closed after 30 days if the balance is not brought up to the required minimum amount.


HOW TO SELL YOUR SHARES

Draftwriting
(Money Market Portfolio only)


     You may redeem shares in your Money Market Portfolio account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Portfolio will mail bank drafts to you, printed with your name and address. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but the Fund will charge a service fee for drafts returned for insufficient funds. The Fund will charge $25 for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.


By Mail To:

Calvert Group
P.O. Box 419544
Kansas City, MO
64141-6544


     You may redeem available shares from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. Instructions to wire to a destination that has not been previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.


Type of                    Requirements
Registration

Corporations        Letter of instruction and a corporate resolution,
Associations        signed by person(s) authorized to act on the account,
                    accompanied by signature guarantee(s).

Trusts Letter of instruction signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, provide a copy of the trust document, certified within the last 60 days.)

By Telephone


     Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to a bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000.


Calvert Money Controller

     Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). You may also authorize automatic fixed amount redemptions by Calvert Money Controller. All requests must be received by 4:00 p.m. Eastern time. Accounts cannot be closed by this service.

Exchange to Another Calvert Group Fund

     You must meet the minimum investment requirement of the other Calvert Group Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter.

Systematic Check Redemptions

     If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.

Through your Broker

     If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

DIVIDENDS AND TAXES

     Each  year,  the  Portfolio  distributes   substantially  all  of  its  net
investment income to shareholders.

     Dividends from the Money Market Portfolio's net investment income are declared daily and paid monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses.

     Dividends from the Limited- and Long-Term Portfolios' net investment income are paid monthly.


     Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Each year, the Portfolios distribute substantially all of their net investment income to shareholders.


Dividend payment options

     Dividends and any distributions are automatically reinvested in the same Portfolio at net asset value (no sales charge), unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions may be automatically invested in an identically registered account with the same account number in any other Calvert Group Fund or Portfolio at net asset value. If reinvested in the same Fund account, new shares will be purchased at net asset value on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must be a shareholder on the record date to receive dividends. You must notify the Fund in writing prior to the record date to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

"Buying a Dividend"

     At the time of purchase, the share price of the Limited- or Long-Term Portfolios may reflect undistributed income, capital gains or unrealized appreciation of securities. Any capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, a Portfolio's share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

     Dividends derived from interest on municipal obligations constitute exempt-interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short-term capital gain are taxable to you as ordinary income. If the Portfolio makes any distributions of long-term capital gains, then these are taxable to you as long-term capital gains, regardless of how long you held your shares of the Portfolio. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations.

     If any taxable income or gains are paid, in January, the Portfolio will mail you Form 1099-DIV indicating the federal tax status of dividends paid to you by the Portfolio during the past year.

     You may realize a capital gain or loss when you redeem (sell) or exchange shares of the Limited-Term or Long-Term Portfolios.

     If you sell or exchange your Limited-Term or Long-Term Portfolio shares you will have a short or long-term capital gain or loss, depending on how long you owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the proceeds from all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

     You may be subject to state or local taxes on your investment, depending on the laws in your area. A letter will be mailed to you in January detailing the percentage invested in your state the previous tax year. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

     Federal law requires that you provide your correct Social Security or Taxpayer Identification Number ("TIN") on a signed certified application or Form W-9. If not provided, the Portfolios may be required to withhold 31% of any dividends or redemptions, and you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Portfolios reserve the right to reject any new account or any purchase order for failure to supply a certified TIN.


                 EXHIBIT A - LIMITED-TERM AND LONG-TERM PORTFOLIOS

     You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Right of Accumulation
     The sales charge is calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

Letter of Intent
     If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the Statement of Additional Information.

Group Purchases
     If you are a member of a qualified group, you may purchase shares of the Fund at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.


     A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and (iii) satisfies uniform criteria which enable CDI and dealers offering Fund shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or dealers distributing the Fund's shares, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or dealers. Members of a group are not eligible for a Letter of Intent.

Other Circumstances
     There is no sales charge on shares of any fund (portfolio or series) of the Calvert Group of Funds sold to: (1) Directors, Trustees, Officers, Advisory Council Members, employees of the Calvert Group of Funds or affiliated companies, employees of broker dealers distributing the Fund's shares and family members of the above; (2) Purchases made through a Registered Investment Advisor; (3) Trust departments of banks or savings institutions for trust clients of such bank or institution; (4) Purchases through a broker maintaining an omnibus account with the Fund and the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in Section 401(a) or Section 403(b) of the I.R.C., and "rabbi trusts;" and (5) Shares of the Limited-Term portfolio may be sold at net asset value if you were a shareholder of record on May 1, 1997, with no dealer of record on the account, in any Calvert Group Fund for new purchases in the Limited-Term Portfolio between May 1 and July 31, 1997.


Established Accounts
     Shares of the Long-Term Portfolio may be sold at net asset value to you if your account was established on or before September 15, 1987, or April 30, 1988 for the Limited-Term Portfolio.

     Dividends and Capital Gain Distributions from other Calvert Group Funds You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund with a sales charge automatically invested in another account with no additional sales charge. Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another fund at no additional sales charge.

Reinstatement Privilege
     If you redeem Fund shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.


TABLE OF           Fund Expenses             Alternative Sales Options
CONTENTS           Financial Highlights      When Your Account Will Be Credited
                   Investment Objectives     Exchanges
                   and Policies
                   Yield and Total Return    Other Calvert Group Services
                   Management of the Fund    Selling Your Shares
                   SHAREHOLDER GUIDE:        How to Sell Your Shares
                   How to Buy Shares         Dividends, Capital Gains and Taxes
                   Net Asset Value           Exhibit A - Reduced Sales Charges

To Open an Account:
     800-368-2748                             Prospectus
                                              April 30, 1997


                                              CALVERT TAX-FREE RESERVES
                                              MONEY MARKET PORTFOLIO
                                              LIMITED-TERM PORTFOLIO
                                              LONG-TERM PORTFOLIO

Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
     800-368-2745

Service for Existing Accounts:
     Shareholders        800-368-2745
     Brokers             800-368-2746

TDD for Hearing Impaired:
     800-541-1524


Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105-1087

Calvert Group Web-Site
Address: http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PROSPECTUS
April 30, 1997
                        CALVERT TAX-FREE RESERVES
                       VERMONT MUNICIPAL PORTFOLIO
             4550 Montgomery Avenue, Bethesda, Maryland 20814



INVESTMENT OBJECTIVE

Calvert Tax-Free Reserves Vermont Municipal Portfolio (the "Portfolio") seeks to earn the highest level of interest income exempt from federal and Vermont state income taxes as is consistent with prudent investment management, preservation of capital, and its stated quality and maturity characteristics.

Calvert Tax-Free Reserves (the "Fund") is an open-end investment company that consists of several portfolios, each of which has distinct investment objectives and programs. The Vermont Municipal Portfolio is nondiversified, and invests in investment grade municipal obligations with durations generally averaging between four and nine years, though the Portfolio's holdings may at any time have longer or shorter durations. There can be, of course, no assurance that the Portfolio will be successful in meeting its investment objective.

TO OPEN AN ACCOUNT

Call  your  broker,   or  complete   and  return  the   enclosed   Account
Application. Minimum initial investment is $2,000.

ABOUT THIS PROSPECTUS

Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if the Portfolio's goals match your own. Keep this document for future reference.


A Statement of Additional Information (dated April 30, 1997) for the Portfolio has been filed with the Securities and Exchange Commission and is incorporated by reference. This free Statement is available upon request from the Fund: 800-368-2748.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.


FUND EXPENSES


A. Shareholder Transaction Costs

Maximum Sales Charge on
Purchases (as a percentage of               3.75%
offering price)

Contingent Deferred Sales Charge            None

B. Annual Fund Operating Expenses -
Fiscal year 1996 (as a percentage of average net assets)

Management Fees                             0.61%
Rule 12b-1 Service and Distribution Fees    None
Other Expenses                              0.16%
Total Fund Operating Expenses<F1>           0.77%

<F1>Net Fund Operating Expenses after reduction for fees paid indirectly were 0.73%.



C. Example: You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each period; and (3) payment of maximum initial sales charge at time of purchase:



1 Year                3 Years               5 Years                   10 Years



$45                   $61                   $79                       $129


The example, which is hypothetical, should not be considered a representation of past or future expenses. Actual expenses and return may be higher or lower than those shown.

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Portfolio may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

A. Shareholder Transaction Costs are charges you pay when you buy or sell shares of the Portfolio. See "Reduced Sales Charges" at Exhibit A to see if you qualify for possible reductions in the sales charge. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.

B. Annual Fund Operating Expenses are based on the Portfolio's historical expenses. Management Fees are paid by the Fund to Calvert Asset Management Company, Inc. ("Investment Advisor") for managing the
Portfolio's investments and business affairs, and include an administrative service fee paid to Calvert Administrative Services Company, Inc. The Portfolio incurs Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Portfolio's share price and are not charged directly to individual shareholder accounts.


         The Portfolio's Rule 12b-1 fees include an asset-based sales charge. Thus, it is possible that long-term shareholders in the Portfolio may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealers and/or their salespersons may receive certain compensation for the sale and distribution of the securities or for services to the Fund. See the Statement of Additional Information, "Method of Distribution".



FINANCIAL HIGHLIGHTS


The following table provides information about the Portfolio's financial history. It expresses the information in terms of a single share outstanding throughout each period. The table has been audited by those independent accountants whose report is included in the Calvert Tax-Free Reserves Annual Report to Shareholders of the Fund for the periods presented. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report is incorporated by reference into the Statement of Additional Information.




Year Ended December 31,                           1996

Net asset value, beginning                      $16.62
Income from investment operations
     Net investment income                         .88
     Net realized and unrealized gain (loss)      (.25)
Total from investment operations                   .63

Distributions from
     Net investment income                        (.85)
     Net realized gains                           (.07)
     Total distributions                          (.92)
Total increase (decrease) in net asset value      (.29)
Net asset value, ending                         $16.33

Total return<F1>                                  3.98%

Ratio to average net assets
     Net investment income                       5.27%
     Total expenses<F2>                           .77%
     Net expenses                                 .73%
Portfolio turnover                                 24%

Net assets, end of year (in thousands)         $49,774
Number of shares outstanding at
end of year (in thousands)                       3,048

<F1>Total return is not annualized and does not reflect deduction of front-end sales charge.
<F2> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.




Year Ended December 31,                          1995                1994

Net asset value, beginning                       $15.34             $16.66

Income from investment operations
     Net investment income                       .87                 .87
     Net realized and unrealized gain (loss)
     on investments                              1.35
(1.35)
     Total from investment operations            2.22                (.48)

Distributions from
     Net investment income                       (.85)               (.84)
     Net realized gains                          (.09)               --
         Total distributions                     (.94)               (.84)

Total increase (decrease) in net asset value     1.28                 (1.32)

Net asset value, ending                          $16.62              $15.34

Total return<F3>                                  14.8               (2.88%)

Ratio to average net assets
     Net investment income                       5.35%               5.47%
     Total expenses<F4>                           .76%                --
     Net expenses                                .75%                .73%

Expenses reimbursed                              --                  --

Portfolio turnover                               12%                 11%

Net assets, ending (in thousands)                $60,203             $64,215

Number of shares outstanding,
ending (in thousands)                            3,621               4,185


<F3>Total return does not reflect deduction of front-end sales charge.
<F4> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.




Year Ended December 31,                          1993                1992

Net asset value, beginning                      $15.83              $15.58
Income from investment operations
     Net investment income                       .86                 .84
     Net realized and unrealized gain (loss)
     on investments                              .82                 .31
     Total from investment operations            1.68                1.15

Distributions from
     Net investment income                       (.85)               (.84)
     Net realized gains                          --                  (.06)
         Total distributions                     (.85)               (.90)

Total increase (decrease) in net asset value     .83                 .25

Net asset value, ending                          $16.66              $15.83
$15.83

Total return<F5>                                 10.84%              4.99%

Ratio to average net assets
     Net investment income                       5.25%               5.41%
     Total expenses<F6>                            --                  --
     Net expenses                                .72%                .62%

Expenses reimbursed                              --                  --

Portfolio turnover                               5%                  11%

Net assets, ending (in thousands)             $67,634                $53,179


Number of shares outstanding,
ending (in thousands)                            4,060               3,359


<F5>Total return does not reflect deduction of front-end sales charge.
<F6> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.




                                                 From Inception
                                                 (April 1, 1991)
                                                 through Dec. 31,
                                                 1991

Net asset value, beginning                       $15.00
Income from investment operations
     Net investment income                       .68
     Net realized and unrealized gain (loss)
     on investments                              .58
     Total from investment operations            1.26

Distributions from
     Net investment income                       (.66)
     Net realized gains                          (.02)
     Total distributions                         (.68)

Total increase (decrease) in net asset value     .58

Net asset value, ending                          $15.58

Total return<F7>                                  11.43%(a)

Ratio to average net assets
     Net investment income                       5.97%(a)
     Total expenses<F8>                             --
     Net expenses                                .28%(a)

Expenses reimbursed                              .06%(a)

Portfolio turnover                               8%

Net assets, ending (in thousands)                $38,828

Number of shares outstanding,
ending (in thousands)                            2,492



(a) Annualized
<F7>Total return does not reflect deduction of front-end sales charge.
<F8> Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

The Portfolio seeks to earn the highest level of interest income exempt from Vermont and federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality characteristics of the Portfolio. The Portfolio invests primarily in tax-exempt investment-grade municipal obligations of the State of Vermont and its political subdivisions ("Vermont Municipal Obligations"). The Portfolio has no duration restrictions, but the average portfolio duration is expected to be between four and nine years, although it may vary significantly.

Under normal market conditions, the Portfolio attempts to invest at least 65% of the value of its assets in Vermont Municipal Obligations. The Portfolio will also attempt to invest the remaining 35% of its total assets in these obligations, but may invest it in municipal obligations of other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions. Dividends you receive from the Portfolio that are derived from interest on tax-exempt obligations of other governmental issuers will be exempt from federal tax, but may be subject to Vermont state income taxes.

Nondiversified

There may be risks associated with the Portfolio being nondiversified. Specifically, since a relatively high percentage of the assets of the Portfolio may be invested in the obligations of a limited number of issuers, the value of the shares of the Portfolio may be more susceptible to any single economic, political or regulatory event than the shares of a diversified fund.

Municipal Obligations

Municipal obligations in which the Portfolio may invest include, but are not limited to general obligation bonds and notes of state and local issuers, revenue bonds of various transportation, housing, utilities (e.g., water and sewer), hospital and other state and local government authorities, tax and revenue anticipation notes and bond anticipation notes, municipal leases, and certificates of participation therein, and private activity bonds. See further description below and the Statement of Additional Information.

Credit Quality

The credit quality of municipal obligations is determined by reference to a commercial credit rating service, such as Moody's Investors Service, Inc. or Standard & Poor's Corporation. In the case of any instrument that is not rated, credit quality is determined by the Advisor under the supervision of the Board of Trustees. Investment grade, as determined by a NRSRO, currently defined as the top four rating categories, i.e., AAA, AA, A and BBB. Though still investment grade, securities rated BBB/Baa possess certain speculative elements and are generally more susceptible to changing market conditions. There is no limitation on the percentage of the Portfolio's assets that may be invested in unrated obligations. Such obligations may be less liquid than rated obligations of comparable quality. Please refer to the Appendix in the Statement of Additional Information for a description of the ratings used by these services.

Variable Rate Obligations

The Portfolio may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments, which diminishes the risk of capital depreciation of investment securities in the Portfolio and Portfolio shares. However, should interest rates decline, the yield of the Portfolio will decline and the Portfolio and its shareholders will forego the opportunity for capital appreciation of its portfolio investments and of their shares.

Demand Notes

The Portfolio may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment on demand, the note may be supported by an unconditional bank letter of credit.

Interest-Rate Risk

All fixed income instruments are subject to interest-rate risk; that is, if the market interest rates rise, the current principal value of a bond will decline. In general, the longer the maturity of the bond, the greater the decline in value. Because the Portfolio's average duration is between 4 and 9 years, it would be expected to be more affected by a rise in market interest rates than a short-term money market fund, but less adversely affected by a rise in market interest rates than a fund which invests in longer-term bonds.

Municipal Leases

The Portfolio may invest in municipal leases. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. There are additional risks inherent in investing in this type of municipal security. Unlike municipal notes and bonds, where a municipality is obligated by law to make interest and principal payments when due, funding for lease payments needs to be appropriated each fiscal year in the budget. It is possible that a municipality will not appropriate funds for lease payments. The Advisor considers risk of cancellation in its  investment  analysis.  The Portfolio may purchase  unrated  municipal leases. The Fund's Advisor, under supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis. The Fund will invest only in municipal leases that meet its credit quality restrictions. Certain municipal leases may be considered illiquid and subject to the Fund's limit on illiquid investments. The Board of Trustees/Directors has established guidelines for determining whether a lease is illiquid. See the Statement of Additional Information for the factors considered by the Board in determining liquidity and valuation of leases.

When-Issued Purchases

New issues of municipal obligations are offered on a when-issued basis; that is, delivery and payment for the securities normally take place 15 to 45 days after the date of the transaction. The payment obligation and the yield that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

Temporary Investments

From time to time for liquidity purposes or pending the investment of the proceeds of the sale of Portfolio shares, the Portfolio may invest in and derive up to 20% of its income from taxable short-term obligations of the U.S. Government, its agencies and instrumentalities. Interest earned from such taxable investments will be taxable as ordinary income unless you are otherwise exempt from taxation.

To minimize taxable income, the Portfolio may also hold cash which is not earning income. It is a fundamental policy of the Portfolio that during normal market conditions the Portfolio's assets will be invested so that at least 80% of the Portfolio's annual income will be federally tax-exempt.

Considerations for Investing in Vermont

Since the Portfolio attempts to invest at least 65 percent of its assets in Vermont Municipal Obligations, the performance of the Portfolio may be affected by local economic conditions, more than other funds. If the local economy in Vermont suffers a downturn, the Portfolio is limited in its alternative investment choices. As with any state, you should be aware that certain proposed state or local constitutional amendments, legislative measures, executive orders, administrative regulations or voter initiatives, in addition to local economic conditions, could result in adverse consequences affecting the ability of the State or its municipalities to meet their obligations in a timely manner, which, in turn, could affect the Portfolio's performance.


See the Statement of Additional Information for more information, which may help you assess the risks of investing in Vermont.


Financial Futures, Options, and Other Investment Techniques

The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolio can use these practices either as substitution or as protection against an adverse move in the Portfolio to adjust the risk and return characteristics of the Portfolio. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Any instruments determined to be illiquid are subject to the Portfolio's 10% restriction on illiquid securities. See below and the Statement of Additional Information for more details about these strategies.

The Portfolio may buy certain financial futures contracts to hedge its investments in municipal bonds.

Under certain circumstances, the Portfolio may purchase and sell certain financial futures contracts and certain options on futures contracts. A financial futures contract obligates the seller of a contract to deliver -- and the purchaser of a contract to take delivery of -- the type of financial instrument covered by the contract. In the case of index-based futures contracts, the obligation is in the form of a cash settlement at a specific time for a specific price.

The Portfolio may only engage in futures transactions for the purpose of hedging its investments in municipal bonds against declines in value and to hedge against increases in the cost of securities the Portfolio intends to purchase. A sale of financial futures contracts may provide a hedge against a decline in the value of portfolio securities because such depreciation may be offset, in whole or in part, by an increase in the value of the position in the futures contracts. Similarly, a purchase of financial futures contracts may provide a hedge against an increase in the cost of securities intended to be purchased, because such appreciation may be offset, in whole or in part, by an increase in the value of the position in the futures contracts.

Types of futures contracts purchased.

The Portfolio intends to deal in futures contracts based upon The Bond Buyer Municipal Bond Index, a price-weighted measure of the market value of 40 large, recently-issued tax-exempt bonds, and to engage in transactions in exchange-listed futures contracts on U.S. Treasury securities. The Portfolio may also engage in transactions in other futures contracts, such as futures contracts on other municipal bond indexes that become available, if the investment advisor believes such contracts would be appropriate for hedging the Portfolio's investments in municipal bonds.

When the Portfolio purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high grade fixed income securities in a segregated account with the Portfolio's custodian, so that the segregated amount plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring that the use of such futures contract is unleveraged. It is not anticipated that transactions in futures will have the effect of increasing portfolio turnover.

Closing out a futures position -- Risks

The Portfolio may close out its position in a futures contract or an option on a futures contract only by entering into an offsetting transaction on the exchange on which the position was established and only if there is a liquid secondary market for the futures contract. If it is not possible to close a futures position entered into by the Portfolio, the Portfolio could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Portfolio's ability to hedge effectively. There is also risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract. The success of a hedging strategy depends on the Advisor's ability to predict the direction of interest rates and other economic factors. The correlation is imperfect between movements in the prices of futures or options contracts, and the movements of prices of the securities which are subject to the hedge. If the Portfolio used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice-versa), the Portfolio may suffer a greater loss than if it had not hedged.

Other Policies

The Portfolio may temporarily borrow money from banks to meet redemption requests, but such borrowing may not exceed 10% of the value of the Portfolio's total assets. The Portfolio has adopted certain fundamental investment restrictions which are discussed in detail in the Statement of Additional Information.

YIELD AND TOTAL RETURN


Yield refers to income generated by an investment over a period of time.


Yield measures the current investment performance; that is, the rate of income on the Portfolio's investments divided by the share price. Yield is computed by annualizing the result of dividing the net investment income per share over a 30 day period by the maximum offering price per share on the last day of that period. Yields are calculated according to accounting methods that are standardized for all stock and bond funds.

Taxable Equivalent Yield


The Portfolio may advertise its "taxable equivalent yield". The taxable equivalent yield is the yield that you would be required to obtain from taxable investments to equal the Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The taxable equivalent yield is computed by taking the portion of the Portfolio's yield exempt from regular federal income tax and multiplying the exempt yield by a factor based on a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor used to calculate the taxable equivalent yield is the reciprocal of the difference between one and the applicable income tax rate, which will be stated in the advertisement.

The Portfolio may advertise its total return. Total return is based on historical results and is not intended to indicate future performance.

Total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return shows its overall change in value, including changes in share price and assuming all of the dividends and capital gain distributions are reinvested. A cumulative total return reflects the performance over a stated period of time. An average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of total return usually will include the effect of paying the front-end sales charge. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "return without maximum load" do not reflect deduction of the sales charge. You should consider return without maximum load figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charges, such as mutual fund averages compiled by Lipper Analytical Services, Inc. Further information about the Portfolio's performance is contained in its Annual Report to Shareholders, which may be obtained without charge.


MANAGEMENT OF THE FUND

The Board of Trustees supervises the Portfolio's activities and reviews its contracts with companies that provide it with services.

The Portfolio is a series of Calvert Tax-Free Reserves (the "Fund"), an open-end management investment company, organized as a Massachusetts business trust on October 20, 1980. The other series of the Fund include the Money Market Portfolio, Limited-Term Portfolio, Long-Term Portfolio, and the California Money Market Portfolio.


The Fund is not  required  to hold  annual  shareholder  meetings  for the
Portfolio, but special meetings may be called for such purposes as electing Trustees, changing fundamental policies, and approving management contracts. As a shareholder, you receive one vote for the share of a Portfolio you own. For matters affecting only one Portfolio, only shares of that Portfolio are entitled to vote.


Portfolio Managers

Investment selections for the Portfolio are made by David R. Rochat and Reno J. Martini. Mr. Rochat is a Director and Senior Vice President of Calvert Asset Management Company, Inc. He is a Trustee/Director and Senior Vice President of First Variable Rate Fund, Calvert Tax-Free Reserves, Money Management Plus, The Calvert Fund, and Calvert Municipal Fund, Inc., and is primarily responsible for setting the investment strategy of the trading department, utilizing over 20 years' experience in the securities and investment community. Mr. Rochat joined Calvert Group in 1981 after establishing and managing the municipal bond department at Donaldson, Lufkin, & Jenrette Securities Corporation. Mr. Martini, a Director of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc., oversees management of all Calvert Group portfolios. He has extensive experience in evaluating and purchasing municipal securities.

Calvert Group is one of the largest investment management firms in the Washington, D.C. area.


Calvert Group, Ltd., parent of the Fund's investment advisor, transfer agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance
Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1996, Calvert Group managed and administered assets in excess of $5.2 billion and more than 220,000 shareholder and depositor accounts.


Calvert Asset Management serves as Advisor to the Fund.


Calvert Asset Management Company, Inc. (the "Advisor") is the Fund's investment advisor. The Advisor provides the Fund with investment supervision and management, administrative services and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are affiliated persons of the
Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Fund and reserves the right to compensate broker-dealers in return for their promotional or administrative services. For its services during fiscal year 1996, the Advisor received a fee equal to 0.60% of the Portfolio's average net assets.


Calvert Administrative Services Company provides administrative services for the Fund.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by Calvert Tax-Free Reserves to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives a total fee from Calvert Tax-Free Reserves of $200,000 per year, allocated among the Portfolios based on assets.


Calvert Distributors, Inc. serves as underwriter to market the Portfolio's shares.


Calvert Distributors, Inc. ("CDI") is the Fund's principal underwriter and distributor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for payment of commissions and service fees to broker-dealers, banks, and financial services firms, preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors.

The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is the Fund's transfer, dividend disbursing and shareholder servicing agent.


SHAREHOLDER GUIDE

Opening An Account

You can buy shares of the Portfolio in several ways.


An account application accompanies this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748.




Shares are offered at net asset value plus a front-end sales charge as follows:


Amount of                  As a % of        As a % of         Allowed to Dealers
Investment                 offering         net amount        as a % of offering
                           price            invested          price

Less than $50,000          3.75%            3.90%             3.00%
$50,000 but less
than $100,000              3.00%            3.09%             2.25%
$100,000 but less
than $250,000              2.25%            2.30%             1.75%
$250,000 but less
than $500,000              1.75%            1.78%             1.25%
$500,000 but less
than $1,000,000            1.00%            1.01%             0.80%
$1,000,000 and over        0.00%            0.00%             0.25%*



CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the Funds within twelve months of the time of purchase.

Sales charges may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.


The sales charge is paid to CDI, which in turn normally reallows a portion to your broker-dealer. Upon written notice to dealers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge. Dealers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.


In  addition  to any sales  charge  reallowance,  your  broker-dealer,  or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.15% of the average daily net asset value of the shares held in accounts maintained by that firm.

Arrangements with Broker-Dealers and Others

CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests.




                            HOW TO BUY SHARES


Method     New Accounts                       Additional Investments

By Mail    $2,000 minimum                     $250 minimum

           Please make your check             Please make your check
           payable to the                     payable to the
           Portfolio and mail it with your    Portfolio and mail it with your
           application to:                    investment slip to:

           Calvert Group                      Calvert Group
           P.O. Box 419544                    P.O. Box 419739
           Kansas City, MO                    Kansas City, MO
           64141-6544                         64141-6739

By Registered, Certified, or Overnight Mail:
           Calvert Group                       Calvert Group
           c/o NFDS, 6th Floor                 c/o NFDS, 6th Floor
           1004 Baltimore                      1004 Baltimore
           Kansas City, MO                     Kansas City, MO
           64105-1807                          64105-1807

Through Your Broker    $2,000 minimum                  $250 minimum

At the Calvert     Visit the Calvert Branch Office to make investments by check.
Branch Office      See back cover page for the address.

FOR ALL OPTIONS BELOW, PLEASE CALL YOUR BROKER, OR CALVERT GROUP AT 800-368-2745

By Exchange        $2,000 minimum                      $250 minimum
(From your account in another Calvert Group Fund)

     When opening an account by exchange, your new account must be established with the same name(s), address and taxpayer identification number as your existing Calvert account.

By Bank Wire       $2,000 minimum                      $250 minimum

By Calvert Money   Not Available for                   $50 minimum
Controller*        Initial Investment

     *Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.


NET ASSET VALUE


Net asset value per share ("NAV") refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. This value is calculated at the close of the Portfolio's business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Portfolio is open for business each day the New York Stock Exchange is open.


Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If quotations are not available, securities are valued by a method that the Board of Trustees believes accurately reflects fair value.

All purchases of Portfolio shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000 of a share).

WHEN YOUR ACCOUNT WILL BE CREDITED

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.


Your purchase will be processed at the offering price based on the next net asset value calculated after your order is received and accepted. If your purchase is received by 4:00 p.m. Eastern time, your account will be credited on the day of receipt. If your purchase is received after 4:00 p.m. Eastern time, it will be credited the next business day. Any check purchase received without an investment slip may cause delayed crediting. Your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. The Portfolio reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check is not paid, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Portfolio. When you purchase by check or with Calvert Money Controller, those funds will be on hold for up to 10 business days from the date of receipt. During that period, redemptions against those funds will not be honored. To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee. As a convenience, check purchases can be received at Calvert's offices for overnight mail delivery to the transfer agent and will be credited the next business day.


Certain financial institutions or broker-dealers which have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.

EXCHANGES


You may exchange shares of the Portfolio for shares of other Calvert Group Funds. Each exchange represents the sale of shares of one
Portfolio and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.

If your investment goals change, the Calvert Group of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. However, the Portfolio is intended as a long-term investment and not for frequent short-term trades. To protect performance and to minimize costs, Calvert Group discourages frequent exchanges and may prohibit additional purchases of Portfolio shares by persons engaged in too many short-term trades. Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Fund or Portfolio during any 6-month period will be given written notice that they may be prohibited from making additional investments. These policies do not prohibit you from redeeming shares of the Funds and do not apply to trades solely among money market funds. Before you make an exchange from a Fund or Portfolio, please note the following:


o Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information, including class offerings.

o Complete and sign an application for an account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.


o You may exchange shares on which you have already paid a sales charge at Calvert Group and shares acquired by reinvestment of dividends or distributions into another Fund at no additional charge.

For  purposes  of the  exchange  privilege,  the  Portfolio  is related to
Summit Cash Reserves Fund by investment and investor services. The Portfolio reserves the right to terminate or modify the exchange privilege in the future upon 60 days' written notice.


OTHER CALVERT GROUP SERVICES

Calvert Information Network

24 hour total return quotations and prices


Calvert Group has a round-the-clock telephone service that lets existing customers obtain prices, performance information, account balances, and authorize certain transactions.


Calvert Money Controller

Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.

This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your Calvert Group account with one phone call. Allow two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank.


You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Fund shares. A debit entry will appear on your bank statement. Share purchases made through Calvert Money Controller will be subject to the applicable sales charge. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert Group account, call your broker or Calvert Group for more information.


Telephone Transactions

Calvert may record all telephone calls.

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You automatically have telephone privileges unless you elect otherwise. The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Optional Services

Complete the application for the easiest way to establish services.

The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide Calvert Group with additional information and a signature guarantee. Please call Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, trust company, savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

Householding of General Mailings


Householding reduces Fund expenses while saving paper and postage expense.

If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as statements, confirms, prospectuses, semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.


Special Services and Charges

The Portfolio pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

If you are purchasing shares of the Portfolio through a program of services offered by a securities dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features of the Portfolio may be modified in these programs, and administrative charges may be imposed by the broker-dealer or financial institution for the services rendered.

SELLING YOUR SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received and accepted. See below for specific requirements necessary to make sure your redemption request is accepted. Remember that the Portfolio may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

Redemption Requirements To Remember

To ensure acceptance of your redemption request, please follow the procedures described here and below.

Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Portfolio, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.


Minimum account balance is $1,000.

Please maintain a balance in each of your fund accounts of at least $1,000. Funds with a fluctuating net asset value and a balance of less than $1,000 may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and closed after 30 days if the balance is not brought up to the required minimum amount.


HOW TO SELL YOUR SHARES

By Mail To:


Calvert Group
P.O. Box 419544
Kansas City, MO
64141-6544

You may redeem available shares from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. If you do not have a voided check or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.


Type of                    Requirements
Registration

Corporations               Letter of instruction and a corporate resolution,
Associations               signed by person(s) authorized to act on the
                           account, accompanied by signature guarantee(s).

Trusts Letter of instruction signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, provide a copy of the trust document, certified within the last 60 days.)

By Telephone


Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to a bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000.


Calvert Money Controller

Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). You may also authorize automatic fixed amount redemptions by Calvert Money Controller. All requests must be received by 4:00 p.m. Eastern time. Accounts cannot be closed by this service.

Exchange to Another Calvert Group Fund

You must meet the minimum investment requirement of the other Calvert Group Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter.

Systematic Check Redemptions


If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.


Through your Broker

If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

DIVIDENDS, CAPITAL GAINS AND TAXES

Dividends from the Portfolio's net investment income are declared and paid monthly.


Net investment income consists of the interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of the Portfolio's net short-term capital gains (treated as dividends for tax purposes) and its net long-term capital gains, if any, are normally declared and paid by the Fund once a year; however, the Portfolio does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired.


Dividend Options

Dividends and any distributions are automatically reinvested in the same Portfolio at net asset value (no sales charge), unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions may be automatically invested in an identically registered account with the same account number in any other Calvert Group Fund or Portfolio at net asset value. If reinvested in the same Fund account, new shares will be purchased at net asset value on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must be a shareholder on the record date to receive dividends. You must notify the Fund in writing prior to the record date to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

"Buying a Dividend"

At the time of purchase, the share price of the Portfolio may reflect undistributed income, capital gains or unrealized appreciation of securities. Any capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, the Portfolio's share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

Dividends derived from interest on municipal obligations constitute exempt-interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short-term capital gain are taxable to you as ordinary income. If the Portfolio makes any distributions of long-term capital gains, then these are taxable to you as long-term capital gains, regardless of how long you held your shares of the Portfolio. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations.

If any taxable income or gains are paid, in January, the Portfolio will mail you Form 1099-DIV indicating the federal tax status of dividends paid to you by the Portfolio during the past year.

You may realize a capital gain or loss when you redeem (sell) or exchange shares.

If you sell or exchange your Fund shares you will have a short or long-term capital gain or loss, depending on how long you owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the proceeds from all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

State and Local Taxes

Dividends derived from interest on Vermont state or local obligations are exempt from Vermont personal income tax, as are dividends from obligations issued by certain territories, such as Puerto Rico. The Portfolio will advise you each January of the percent of dividends qualifying for this exemption. You should consult your tax advisor with regard to how certain dividends affect you.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law may require the Portfolio to withhold 31% of your dividends and certain redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Portfolio reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.


                                EXHIBIT A


REDUCED SALES CHARGES


You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Right of Accumulation
The sales charge is calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

Letter of Intent
If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the Statement of Additional Information.

Group Purchases
If you are a member of a qualified group, you may purchase shares of the Fund at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.


A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and (iii) satisfies uniform criteria which enable CDI and dealers offering Fund shares to realize economies of scale in distributing such shares. A qualified group must have more than 10
members,   must  be  available  to  arrange  for  group  meetings  between representatives of CDI or dealers distributing the Fund's shares, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or dealers. Members of a group are not eligible for a Letter of Intent.

Other Circumstances
     There is no sales charge on shares of any fund (portfolio or series) of the Calvert Group of Funds sold to: (1) Directors, Trustees, Officers, Advisory Council Members, employees of the Calvert Group of Funds or affiliated companies, employees of broker dealers distributing the Fund's shares and family members of the above; (2) Purchases made through a Registered Investment Advisor; (3) Trust departments of banks or savings institutions for trust clients of such bank or institution; and (4) Purchases through a broker maintaining an omnibus account with the Fund and the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined
Section 401(a) or Section 403(b) of the I.R.C., and "rabbi trusts."


Dividends and Capital Gain Distributions from other Calvert Group Funds You may prearrange to have your dividends and capital gain distributions
from  another  Calvert  Group  Fund  automatically   invested  in  another
account with no additional sales charge.

Reinstatement Privilege
If you redeem Fund shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.



TABLE OF  Fund Expenses                       Alternative Sales Options
CONTENTS  Financial Highlights                When Your Account Will Be Credited
          Investment Objective and Policies   Exchanges
          Yield and Total Return              Other Calvert Group Services
          Management of the Fund              Selling Your Shares
          SHAREHOLDER GUIDE:                  How to Sell Your Shares
          How to Buy Shares                   Dividends, Capital Gains and Taxes
          Net Asset Value                     Exhibit A - Reduced Sales Charges

To Open an Account:                           Prospectus
     800-368-2748 April 30, 1997


                                              CALVERT TAX-FREE RESERVES
                                              VERMONT MUNICIPAL PORTFOLIO

Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
     800-368-2745

Service for Existing Accounts:
Shareholders      800-368-2745
Brokers           800-368-2746

TDD for Hearing Impaired:
     800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105

Calvert Group Web-Site
Address: http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

                        Calvert Tax-Free Reserves
                    California Money Market Portfolio


                   Statement of Additional Information
                              April 30, 1997



INVESTMENT ADVISOR                           TRANSFER AGENT
Calvert Asset Management Company, Inc.       Calvert Shareholder Services, Inc.
4550 Montgomery Avenue                       4550 Montgomery Avenue
Suite 1000N                                  Suite 1000N
Bethesda, Maryland 20814                     Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS                      PRINCIPAL UNDERWRITER
Coopers & Lybrand, L.L.P.                    Calvert Distributors, Inc.
217 Redwood Street                           4550 Montgomery Avenue
Baltimore, Maryland 21202-3316               Suite 1000N
                                             Bethesda, Maryland 20814



                            TABLE OF CONTENTS




                           Investment Objective             1
                           Investment Policies              1
                           Investment Restrictions          4
                           Purchases and
                           Redemptions of Shares            5
                           Dividends and Distributions      6
                           Tax Matters                      6
                           Valuation of Shares              7
                           Calculation of Yield             7
                           Advertising                      8
                           Trustees and Officers            8
                           Investment Advisor               11
                           Administrative Services          12
                           Independent   Accountants
                           and Custodians                   12
                           Portfolio Transactions           12
                           General Information              13
                           Financial Statements             13

                           Appendix                         13



 Investors must reside in California to purchase shares of the Portfolio.

STATEMENT OF ADDITIONAL INFORMATION -- April 30, 1997


                        CALVERT TAX-FREE RESERVES
                    CALIFORNIA MONEY MARKET PORTFOLIO
             4550 Montgomery Avenue, Bethesda, Maryland 20814



New Account      (800)   368-2748  Shareholder    (800) 368-2745
Information:     (301)   951-4820  Services:      (301) 951-4810

Broker           (800)   368-2746  TDD for the Hearing-
Services:        (301)   951-4850  Impaired:      (800)541-1524



         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Portfolio's Prospectus, dated April 30, 1997, which may be obtained free of charge by writing the Portfolio at the above address or calling the telephone numbers listed above.



                           INVESTMENT OBJECTIVE


         The California Money Market Portfolio (the "Portfolio") is a series of Calvert Tax-Free Reserves (the "Fund"), designed to provide individual and institutional investors in higher tax brackets with the highest level of interest income exempt from federal and California state income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics prescribed for the Portfolio. The Portfolio invests in high quality municipal obligations with maturities of one year or less and maintains an average maturity of 90 days or less. The Portfolio further seeks to maintain a constant net asset value of $1.00 per share. There is, of course, no assurance that the Portfolio will be successful in meeting its investment objective or maintaining the Portfolio's net asset value constant at $1.00 per share because there are inherent risks in the ownership of any investment. Dividends paid by the Portfolio will fluctuate with income earned on investments.


                           INVESTMENT POLICIES


         The Portfolio seeks to earn the highest level of interest income exempt from federal and California state income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio.
         The Portfolio invests primarily in a diversified portfolio of municipal obligations whose interest is exempt from federal and California state income tax. Municipal obligations in which the Portfolio invests are short-term, fixed and variable rate instruments of minimal credit risk and of high quality. Short-term obligations have remaining maturities of one year or less. The Portfolio maintains an average weighted maturity of 90 days or less.
         Under normal market conditions, the Portfolio attempts to invest 100%, and will invest at least 80%, of its total assets in debt obligations issued by or on behalf of the State of California and its political subdivisions ("California Municipal Obligations"). Dividends paid by the Portfolio which are derived from interest attributable to
California   Municipal   Obligations  will  be  exempt  from  federal  and
California  state  income  taxes.   Dividends  derived  from  interest  on
tax-exempt obligations of other governmental issuers will be exempt from federal income tax, but will be subject to California state income taxes.
         The credit rating of the Portfolio's assets as of its most recent fiscal year-end appears in the Annual Report to Shareholders, incorporated by reference herein.

Variable Rate Demand Notes
         The Board of Trustees has approved investments in floating and variable rate demand notes upon the following conditions: the Portfolio has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Portfolio has the right to dispose of the notes at a price which approximates par and market value.

Municipal Leases
The Portfolio may invest in municipal leases, or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. The Portfolio may purchase unrated leases. The Fund's Advisor, under the supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to the Portfolio's limit on illiquid securities. The Board of Trustees/Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with the Portfolio's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by the Portfolio, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the
lessee's  general  credit  strength  (e.g.,   its  debt,   administrative,
economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued it for purposes of calculating the Portfolio's net asset value, taking into account the following factors: (1) the frequency of trades and quotes;
(2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to the Portfolio's ability to dispose of the security; and (D) the Advisor should have reasonable expectations that the municipal lease obligation will maintain its liquidity throughout the time the instrument is held by the Portfolio.

Obligations with Puts Attached
         The  Portfolio  has  authority to purchase  securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put." The Portfolio may not acquire obligations subject to puts if immediately thereafter, with respect to 75% of the total amortized cost value of its assets, the Portfolio would have more than 5% of its assets invested in securities underlying puts from the same institution. The Portfolio may, however, invest up to 10% of its assets in securities underlying unconditional puts from the same institution. Unconditional puts are readily exercisable in the event of a default in payment of principal or interest on the underlying securities. The Portfolio must limit its portfolio investments, including puts, to instruments of high quality as determined by a nationally recognized statistical rating organization.

Temporary Investments
         Short-term money market type investments consist of: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit of banks with assets of one billion dollars or more; commercial paper or other corporate notes of investment grade quality; and any of such items subject to short-term repurchase agreements.
         The  Portfolio   intends  to  minimize   taxable  income  through
investment, when possible, in short-term tax-exempt securities. To minimize taxable income, the Portfolio may also hold cash which is not earning income. It is a fundamental policy of the Portfolio that during normal market conditions the Portfolio's assets be invested so that at least 80% of the Portfolio's annual income will be tax-exempt. While the Portfolio has the authority to invest in short-term taxable obligations, the Portfolio has not done so since its inception and, barring unusual market conditions, does not expect in the future to invest in taxable obligations.

When-Issued Purchases
         Securities purchased on a when-issued basis and the securities held in the Portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way -- both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets may vary. No new when-issued commitments will be made by the Portfolio if more than 50% of the Portfolio's net assets would become so committed.
         When the time comes to pay for when-issued securities, the Portfolio will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.

Considerations for Investing in California
         A broad economic base and moderate but growing debt levels characterize the credit quality of the State of California. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. There are also 16 State agencies and authorities which issue revenue bonds payable from State projects for transportation, educational facilities and various public works. On a local level, cities, counties, and municipal entities issue general obligation and revenue bonds for general public purposes. As part of its cash management program, the State regularly issues short-term obligations to meet cash flow requirements during the fiscal year.
         The State continues to grapple with a large general fund accumulated deficit resulting from years of insufficient revenue performance and increased expenditures. Although continued fiscal pressure is  expected,  the State  anticipates  moderate  economic  growth over the next few years. Despite the unfortunate and unique circumstances surrounding the Orange County bankruptcy filing, California's municipal obligations generally remain investment grade. An investment in the Portfolio, however, bears the risk of a concentration of investment in one geographic area and a single political jurisdiction.


                         INVESTMENT RESTRICTIONS


         The   foregoing   investment   objective  and  policies  and  the
following investment restrictions and fundamental policies may not be changed without the consent of the holders of a majority of the Portfolio's outstanding shares. Shares have equal rights as to voting. A majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. The Portfolio may not:
         (1)      Purchase  common  stocks,   preferred   stocks,
         warrants, or other equity securities;
         (2)      Issue  senior  securities,   borrow  money,  or
         pledge,  mortgage,  or hypothecate its assets, except as
         may be necessary to secure borrowings from banks for temporary or emergency (not leveraging) purposes and then in an amount not  greater  than 10% of the value of
         the  Portfolio's   total  assets  at  the  time  of  the
         borrowing.  Investment  securities will not be purchased
         while any borrowings are outstanding;
         (3)      Sell securities short,  purchase  securities on
         margin,  or write  put or call  options.  The  Portfolio
         reserves  the right to purchase  securities  with demand
         features.   See   "Variable   Rate  Demand   Notes"  and
         "Obligations with Puts Attached";
         (4)      Underwrite  the  securities  of other  issuers,
         except to the  extent  that the  purchase  of  municipal
         obligations   in   accordance   with   the   Portfolio's
         investment objective and policies,  either directly from
         the issuer,  or from an underwriter  for an issuer,  may
         be deemed an underwriting;
         (5)      Purchase  securities which are subject to legal
         or contractual restrictions on resale, i.e., restricted securities, or other securities which are not readily marketable assets, including repurchase agreements not terminable within seven days, with respect to no more than 10% of its total assets;
         (6) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not
         prevent  the  Portfolio   from  investing  in  municipal
         obligations secured by real estate or interests therein;
         (7)      Purchase or retain  securities  of an issuer if
         those trustees of the Portfolio,  each of whom owns more
         than  1/2 of 1% of the  outstanding  securities  of such
         issuer,  together  own more than 5% of such  outstanding
         securities;
         (8)      Make  loans to  others,  except  in  accordance
         with the Portfolio's  investment  objective and policies
         or pursuant to contracts  providing for the compensation
         of service providers by compensating balances;
         (9)      Invest  in   companies   for  the   purpose  of
         exercising control; or invest in securities of other investment companies, except as they may be acquired as part  of  a  merger,  consolidation  or  acquisition  of
         assets,  or in  connection  with a  trustee's/director's
         deferred compensation plan, as long as there is no duplication of advisory fees;
         (10) Invest more than 25% of its assets in the securities of any one issuer, except that the Portfolio may invest  more than 25% of its  assets in  obligations
         issued  or  guaranteed  by  the  U.S.  Government,   its
         agencies  or  instrumentalities.  For  purposes  of this
         limitation,   the   entity   which   has  the   ultimate
         responsibility   for  the  payment  of   principal   and
         interest  on a  particular  security  will be treated as
         its issuer;
         (11) Invest more than 25% of its assets in any particular industry or industries, except that the Portfolio may invest more than 25% of its assets in
         obligations   issued   or   guaranteed   by   the   U.S.
         Government,  its agencies or instrumentalities.  Private
         activity  bonds,  where the  payment  of  principal  and
         interest is the  responsibility  of companies within the
         same industry, are grouped together as an "industry";
         (12)     Invest  more  than 5% of the value of its total
         assets in securities  where the payment of principal and
         interest   is  the   responsibility   of  a  company  or
         companies with less than three years' operating history.


                   PURCHASES AND REDEMPTIONS OF SHARES

         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares (see Prospectus, "How to Sell Your Shares").
         Shareholders wishing to use the draft writing service should complete the signature card enclosed with the Investment Application. This draft writing service will be subject to the customary rules and regulations governing checking accounts, and the Portfolio reserves the right to change or suspend the service. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but the Portfolio reserves the right to charge a service fee for drafts returned for uncollected or insufficient funds, and will charge $25 for stop payments. As a service to shareholders, the Fund may automatically transfer the dollar amount necessary to cover drafts you have written on the Fund to your Fund account from any other of your identically registered accounts in Calvert money market funds or Calvert Insured Plus. The Fund may charge a fee for this service.
         When a payable through draft is presented for payment, a sufficient number of full and fractional shares from the shareholder's account to cover the amount of the draft will be redeemed at the net asset value next determined. If there are insufficient shares in the shareholder's account, the draft will be returned. Drafts presented to the bank for payment which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored.
         Amounts redeemed by check redemption may be mailed to the investor without charge. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $1,000 or more will be transmitted by wire, without charge, to the investor's account at a domestic commercial bank that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the investor's bank is not a Federal Reserve System member, failure of immediate notification to that bank by the correspondent bank could result in a delay in crediting the funds to the investor's bank account.
         Telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Fund reserves the right to modify the telephone redemption privilege.
          To change redemption instructions already given, shareholders must send a written notice to Calvert Group, P.O. Box 419544, Kansas City, MO 64141-6544, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or certain credit unions. Further documentation may be required from corporations, fiduciaries, and institutional investors.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.


                       DIVIDENDS AND DISTRIBUTIONS


         Dividends from the Portfolio's net investment income are declared daily and paid monthly. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue discounts or premiums or market premiums), less estimated expenses. Capital gains, if any, are normally paid once a year and will be automatically reinvested at net asset value in additional shares. Dividends and any distributions are automatically reinvested in additional shares of the Fund, unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). You may also request to have your dividends and distributions from the
Portfolio invested in shares of any other Calvert Group Fund, at no additional charge. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.
         Purchasers of shares of the Portfolio will begin receiving dividends upon the date federal funds are received by the Portfolio.
Purchases  by  bank  wire  received  by  12:30  p.m.,   Eastern  time  are
immediately available federal funds; purchases by domestic check may take one day to convert into federal funds. Shareholders redeeming shares by telephone, electronic funds transfer, or written request will receive dividends through the date that the redemption request is processed; shareholders redeeming shares by draft will receive dividends up to the date such draft is presented to the Portfolio for payment.


                               TAX MATTERS


         The Portfolio intends to qualify and has, since inception, so qualified, as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"), as amended. By so qualifying, the Portfolio will not be subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986 (the "Act"), to the extent  that  it  distributes  its  net  investment  income  and  realized capital gains.
         The Portfolio's dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; in addition, to the extent that income dividends are derived from earnings attributable to obligations of California and its political subdivisions, they will also be exempt from state and local personal income tax in California.
         However, under the Act, dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. The Portfolio's dividends derived from taxable interest and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations.
         The Portfolio will notify shareholders annually about the federal tax status of dividends and distributions paid by the Portfolio and the amount of dividends withheld, if any, during the previous year.
         The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Portfolio. "Substantial user" is generally defined as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.



                           VALUATION OF SHARES

         The Portfolio's assets, including commitments to purchase securities on a when-issued basis, are valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.
         Rule 2a-7 under the Investment Company Act of 1940 permits the Portfolio to value its assets at amortized cost if the Portfolio maintains a dollar-weighted average maturity of 90 days or less and only purchases obligations having remaining maturities of one year or less. Rule 2a-7 requires, as a condition of its use, that the Portfolio invest only in obligations determined by the Trustees to be of high quality with minimal credit risks and further requires the Trustees to establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Portfolio's investment holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share based on amortized cost. If such deviation exceeds 0.50%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate, including: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; the withholding of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or the establishment of a net asset value per share based on available market quotations.
         The Portfolio determines the net asset value of its shares every business day at the close of the regular session of the New York stock exchange (generally, 4:00 p.m. Eastern time), and at such other times  as  may  be  necessary  or  appropriate.  The  Portfolio  does  not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


                           CALCULATION OF YIELD

         From time to time the Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a particular base period of time. The length and closing date of the base period will be stated in the advertisement. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The Portfolio's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

            Effective yield = (base period return + 1)365/7 -1


For the seven-day period ended December 31, 1996, the yield was 3.53% and its effective yield 3.59%.
         The Portfolio also may advertise, from time to time, its "tax equivalent yield." The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed by taking the portion of the Portfolio's effective yield exempt from federal income taxes and multiplying the exempt yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from federal income taxes. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rates, which will be stated in the advertisement. For the seven-day period ended December 31, 1996, the federal tax equivalent yield for an investor in the 36% income tax bracket was 5.60%, and 5.94% for an investor in the 39.6% tax bracket.



                               ADVERTISING


         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31,
1996). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.



                          TRUSTEES AND OFFICERS


         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Director of Finance for the Family Health Council, Inc. in Pittsburgh, Pennsylvania,
a  non-profit   corporation  which  provides  family  planning   services,
nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, Calvert New World Fund and Calvert World Values Fund. DOB:
05/0948. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Abrams, Blatz, Gran, Hendricks & Reina, P.A. DOB:
10/29/35. Address: 900 Oak Tree Road, South Plainfield, New Jersey 07080.
         FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 7/23/49. Address: 2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817.
          1 CHARLES E. DIEHL, Trustee. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 10/13/22.
Address: 1658 Quail Hollow Court, McLean, Virginia 22101.
         DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C., metropolitan area. DOB: 05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
         PETER W. GAVIAN, CFA, Trustee. Mr. Gavian is a principal of Gavian De Vaux Associates, an investment banking firm. He was formerly
President  of  Corporate  Finance  of  Washington,   Inc.  DOB:  12/08/32.
Address: 1953 Gallows Road, Suite 130, Vienna, Virginia 22201.
         JOHN G.  GUFFEY,  JR.,  Trustee.  Mr.  Guffey is  chairman of the
Calvert  Social  Investment   Foundation,   organizing   director  of  the
Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the
Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. DOB: 05/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
         M.  CHARITO  KRUVANT,   Trustee.  Ms.  Kruvant  is  President  of
Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.
         ARTHUR  J.  PUGH,  Trustee.  Mr.  Pugh  serves as a  Director  of
Acacia Federal Savings Bank. DOB: 09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
          1 DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and
Director  and  President  of  Chelsea  Securities,   Inc.  DOB:  10/07/37.
Address: Box 93, Chelsea, Vermont 05038.
          1 D.   WAYNE   SILBY,   Esq.,   Trustee.   Mr.   Silby   is   a
trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert
Social  Venture  Partners  ("CSVP").   CSVP  is  a  venture  capital  firm
investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
          RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB:
01/13/50.
          RONALD M.  WOLFSHEIMER,  CPA,  Treasurer.  Mr.  Wolfsheimer  is
Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. DOB: 07/24/52.
          WILLIAM  M.  TARTIKOFF,  Esq.,  Vice  President  and  Assistant
Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB:
08/12/47.
          EVELYNE S. STEWARD, Vice President. Ms. Steward is Senior Vice President of Calvert Group, Ltd., and a director of Calvert-Sloan Advisers, L.L.C. She is the sister of Philip J. Schewetti, the portfolio manager of the CSIF Equity Portfolio. DOB: 11/14/52.
          DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
          SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
          KATHERINE STONER, Esq, Assistant Secretary. Ms. Stoner is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.
DOB: 10/21/56.
          LISA CROSSLEY, Esq., Assistant Secretary and Compliance
Officer. Ms. Crossley is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C.
She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 12/31/61.
          IVY WAFFORD DUKE, Esq, Assistant Secretary Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.
DOB: 09/07/68.


          1 Trustees deemed to be "interested persons" of the Fund under the Investment Company Act of 1940, by virtue of their affiliation with the Fund's Advisor.


         Each of the above directors/trustees and officers is a director/trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey and Silby are among the trustees, Acacia Capital Corporation, of which only Messrs. Blatz, Diehl and Pugh are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey and Silby are among the directors, and Calvert New World Fund, Inc., of which only Mr. Martini is among the directors. The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and officers of the Fund as a group own less than 1% of each Fund's outstanding shares.
         The Audit Committee of the Board is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat and Silby.
         During fiscal 1996, trustees of the Fund not affiliated with the Fund's Advisor were paid $33,059. Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,500 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1500 for each regular Board or Committee meeting attended; such fees are allocated among the respective Funds on the basis of net assets.
         Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.


                        Trustee Compensation Table


                      Aggregate         Pension or           Total Compensation
                 Compensation from    Retirement Benefits   from Registrant and
                      Fund for         Accrued as part           Fund Complex
                      service as        of Fund Expenses<F3>        paid to
                       Trustee                                    Trustees<F4>



Name of Trustee
 ....................................................................................................................
Richard L. Baird, Jr.  $26,976             $0                          $34,925
Frank H. Blatz, Jr.    $27,462             $27,462                     $37,875
Frederick T. Borts     $25,456             $0                          $32,675
Charles E. Diehl       $25,662             $25,662                     $35,475
Douglas E. Feldman     $26,597             $0                          $34,175
Peter W. Gavian        $26,609             $7,991                      $34,175
John G. Guffey, Jr.    26,667              $0                          $49,433
Arthur J. Pugh         $28,535             $0                          $36,736
D. Wayne Silby         $24,316             $0                          $56,398

<F2> Messrs. Blatz, Diehl, and Gavian have chosen to defer a portion of their compensation. As of December 31, 1996, total deferred compensation, including dividends and capital appreciation, was $428,689.46, $428,442.42, and $96,332.93, for each named director, respectively.
<F3> As of December 31, 1996, the Fund Complex consists of nine (9)
registered investment companies.


                            INVESTMENT ADVISOR


         The Portfolio's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of
Acacia  Mutual  Life  Insurance  Company  of  Washington,   D.C.  ("Acacia
Mutual").
         The Advisory Contract between the Portfolio and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Portfolio, or by the Trustees of the Portfolio; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees of the Portfolio who are not parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment. Under the Contract, the Advisor manages the investment and reinvestment of the Portfolio's assets, subject to the direction and control of the Portfolio's Board of Trustees. For its services, the Advisor receives an annual fee of 0.50% of the first $500 million of such Portfolio's average daily net assets, 0.45% of the next $500 million of such assets, and 0.40% of all such assets over $1 billion.
         The advisory fee is payable monthly. The Advisor reserves the right (i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services.
         The Advisor provides the Portfolio with investment advice and research, pays the salaries and fees of all Trustees and executive officers of the Portfolio who are principals of the Advisor, and pays certain Portfolio advertising and promotional expenses. The Portfolio pays all other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. The advisory fees paid to the Advisor under the advisory contract for the 1994, 1995, and 1996 fiscal years were $1,472,373, $1,426,938, and $1,691,140, respectively.
         The Advisor may voluntarily reimburse the Portfolio for expenses. For 1994 and 1995, there was no reimbursement of expenses, and for 1996, $117,823 in expenses was reimbursed.




                         ADMINISTRATIVE SERVICES


         Calvert Shareholder Services, Inc., a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Portfolio to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Portfolio shares and confirming such transactions; daily updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing quarterly statements to shareholders regarding their accounts. For such services, Calvert Shareholder Services, Inc. receives compensation based on the number of shareholder accounts and the number of transactions. For its 1994, 1995, and 1996 fiscal years, the Portfolio paid Calvert Shareholder Services, Inc. fees of $353,054, $396,857, and $462,279, respectively.
         Calvert Administrative Services Company, a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund's affairs. Such services include the preparation of corporate and regulatory reports and filings, portfolio accounting, and the daily determination of net investment income and net asset value per share. Calvert Administrative Services Company receives a total fee of $200,000 per year for providing such services to the Fund, allocated among the Portfolios based on assets. The service fees paid by the Portfolio to Calvert Administrative Services Company for 1994, 1995, and 1996 were $22,097, $21,183, and $24,770, respectively.
         The   Portfolio   has  entered  into  a  principal   underwriting
agreement with Calvert Distributors, Inc. ("CDI"). Pursuant to the agreement, CDI serves as distributor and principal underwriter for the Portfolio, offering shares on a continuous, "best efforts" basis. CDI bears all its expenses of providing services pursuant to the agreement, including payment of any commissions and service fees.



                  INDEPENDENT ACCOUNTANTS AND CUSTODIANS


         Coopers & Lybrand, L.L.P. has been selected by the Board of Trustees to serve as independent auditors for fiscal year 1997. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, currently serves as custodian of the Portfolio's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Portfolio's cash assets. Neither custodian has any part in deciding the Portfolio's investment policies or the choice of securities that are to be purchased or sold for the Portfolio.



                          PORTFOLIO TRANSACTIONS

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Trustees.
         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor reserves the right to place orders for the purchase or sale of portfolio securities with broker-dealers who have sold shares of the Fund or who provide the Fund with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor, the dollar amount of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's normal research activities or expenses. No brokerage commissions have been paid to any officer, trustee or Advisory Council member of the Fund or any of their affiliates.
         The Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold. The Advisor may compensate, at its expense, such broker-dealers in consideration of their promotional and administrative services.


                           GENERAL INFORMATION


         The Portfolio is a series of Calvert Tax-Free Reserves, an open-end diversified investment management company which was organized as a Massachusetts business trust on October 20, 1980. The other series of the Fund include the Money Market Portfolio, Limited-Term Portfolio, Long-Term Portfolio, Money Management Plus Tax-Free Portfolio, New
Jersey Money Market Portfolio, and the Vermont Municipal Portfolio. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
         General costs, expenses, and liabilities of the Fund attributable to a particular Portfolio are borne by that Portfolio;
costs, expenses, and liabilities not attributable to a particular Portfolio are allocated between the Fund's Portfolios on the basis of the respective net assets of each Portfolio.
         The Fund will send its shareholders unaudited semi-annual and audited annual reports that will include the Fund's net asset value per share, portfolio securities, income and expenses, and other financial information.
         This Statement of Additional Information does not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.



                           FINANCIAL STATEMENTS


      The audited financial statements in the Portfolio's Annual Report to Shareholders dated December 31, 1996, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Portfolio.



                                 APPENDIX

Municipal Obligations
         Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal  tax  law  places  substantial  limitations  on the  size  of such issues.
         Municipal obligations are generally classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and among classifications.
         Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.
         Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings
Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:
         Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.
         MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
         MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
         MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
         MIG4: Notes bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.

                        Calvert Tax-Free Reserves
                          Money Market Portfolio
                          Limited-Term Portfolio

                   Statement of Additional Information


                              April 30, 1997



INVESTMENT ADVISOR                                               TRANSFER AGENT
Calvert Asset Management Company, Inc.       Calvert Shareholder Services, Inc.
4550 Montgomery Avenue                                   4550 Montgomery Avenue
Suite 1000N                                                         Suite 1000N
Bethesda, Maryland 20814                               Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS                                   PRINCIPAL UNDERWRITER
Coopers & Lybrand, L.L.P.                            Calvert Distributors, Inc.
217 Redwood Street                                       4550 Montgomery Avenue
Baltimore, Maryland 21202-3316                                      Suite 1000N
                                                       Bethesda, Maryland 20814


  TABLE OF CONTENTS


  Investment Objective                    1
  Investment Policies                     1
  Investment Restrictions                 2
  Purchases and Redemptions of Shares     3
  Reduced Sales Charges                   4
  Dividends and Distributions             4
  Tax Matters                             4
  Valuation of Shares                     5
  Calculation of Yield and Total Return   6
  Advertising                             8
  Trustees and Officers                   8
  Investment Advisor                      10
  Administrative Services                 10
  Independent Accountants and Custodians  11
  Method of Distribution                  11
  Portfolio Transactions                  11
  General Information                     12
  Financial Statements                    12
  Appendix                                13

STATEMENT OF ADDITIONAL INFORMATION -- April 30, 1997


          CALVERT TAX-FREE RESERVES
            Money Market Portfolio
            Limited-Term Portfolio
  4550 Montgomery Avenue, Bethesda, Maryland 20814




New Account   (800) 368-2748         Shareholder    (800) 368-2745
Information:  (301)  951-4820        Services:      (301) 951-4810

Broker        (800) 368-2746         TDD for the Hearing-
Services:     (301) 951-4850         Impaired:   (800)  541-1524


         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Calvert Tax-Free Reserves Prospectus, dated April 30, 1997, which may be obtained free of charge by writing the Fund at the above address or calling the telephone numbers listed above.


                           INVESTMENT OBJECTIVE

         The Money Market and Limited-Term Portfolios (the "Portfolios") are series of Calvert Tax-Free Reserves (the "Fund"), and are designed to provide individual and institutional investors in higher tax brackets with the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics prescribed for each Portfolio. The Money Market Portfolio further seeks to maintain a constant net asset value of $1.00 per share. There is, of course, no assurance that the Portfolios will be successful in meeting their investment objectives or maintaining the Money Market Portfolio's net asset value constant at $1.00 per share because there are inherent risks in the ownership of any investment.
         Dividends paid by the Portfolios will fluctuate with income earned on investments. In addition, the dividends and distributions paid and the value of each share will vary by class of shares; the value of the Limited-Term Portfolio's shares will fluctuate to reflect changes in the market value of the Portfolio's investments. The Portfolios will attempt, through careful management and diversification, to reduce these risks and enhance the opportunities for higher income and greater price stability.

                           INVESTMENT POLICIES

         The Money Market Portfolio and Limited-Term Portfolio each invest primarily in a diversified portfolio of municipal obligations whose interest is exempt from federal income tax. The Portfolios differ in their anticipated income yields, quality, length of average weighted maturity, and capital value volatility. A complete explanation of municipal obligations and municipal bond and note ratings is set forth in the Appendix.
         The credit rating of each Portfolio's assets as of its most recent fiscal year-end appears in the Annual Report to Shareholders, incorporated by reference herein.

Variable Rate Demand Notes
         The Board of Trustees has approved investments in floating and variable rate demand notes upon the following conditions: the Fund has right of  demand,  upon  notice not to exceed  thirty  days,  against  the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Fund has the right to dispose of the notes at a price which approximates par and market value.

Municipal Leases
The Portfolio may invest in municipal leases, or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. The Portfolio may purchase unrated leases. The Fund's Advisor, under the supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to the Portfolio's limit on illiquid securities. The Board of Trustees/Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with the Portfolio's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by the Portfolio, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the
lessee's  general  credit  strength  (e.g.,   its  debt,   administrative,
economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued it for purposes of calculating the Portfolio's net asset value, taking into account the following factors: (1) the frequency of trades and quotes;
(2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to the Portfolio's ability to dispose of the security; and (D) the Advisor should have reasonable expectations that the municipal lease obligation will maintain its liquidity throughout the time the instrument is held by the Portfolio.

Obligations with Puts Attached
         The Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put." A Portfolio may not acquire obligations subject to puts if immediately thereafter, with respect to 75% of the total amortized cost value of its assets, that Portfolio would have more than 5% of its assets invested in securities underlying puts from the same institution. A Portfolio may, however, invest up to 10% of its assets in securities underlying unconditional puts from the same institution. Unconditional puts are readily exercisable in the event of a default in payment of principal or interest on the underlying securities. The Money Market Portfolio must limit its portfolio investments, including puts, to instruments of high quality as determined by a nationally recognized statistical rating organization.

Temporary Investments
         Short-term money market type investments consist of: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit of banks with assets of one billion dollars or more; commercial paper or other corporate notes of investment grade quality; and any of such items subject to short-term repurchase agreements.
         The Fund intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities. To minimize taxable income, the Fund may also hold cash which is not earning income. It is a fundamental policy of the Fund that during normal market conditions the Fund's assets be invested so that at least 80% of the Fund's annual income will be tax-exempt.

When-Issued Purchases
         Securities purchased on a when-issued basis and the securities held in the Fund's Portfolios are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets may vary. No new when-issued commitments will be made by a Portfolio if more than 50% of that Portfolio's net assets would become so committed.
         When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.

                         INVESTMENT RESTRICTIONS

         The   foregoing   investment   objective  and  policies  and  the
following investment restrictions and fundamental policies may not be changed without the consent of the holders of a majority of the Fund's
outstanding   shares,   including   a  majority  of  the  shares  of  each
Portfolio. Shares have equal rights as to voting, except that only shares of a Portfolio are entitled to vote on matters affecting only that Portfolio (such as changes in investment objective, policies or restrictions). A majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the
outstanding   shares  are  represented  or  (ii)  more  than  50%  of  the outstanding shares. Neither Portfolio may:
         (1) Purchase common stocks,  preferred stocks, warrants,
         or other equity securities;
         (2) Issue senior securities, borrow money, or pledge, mortgage, or hypothecate its assets, except as may be necessary to secure borrowings from banks for temporary or emergency  (not  leveraging)  purposes and then in an
         amount not greater than 10% of the value of the Portfolio's total assets at the time of the borrowing. Investment securities will not be purchased while any borrowings are outstanding;
         (3)  Sell  securities  short,   purchase  securities  on
         margin, or write put or call options.  The Fund reserves
         the right to  purchase  securities  with puts  attached.
         See "Obligations with Puts Attached";
         (4) Underwrite  the securities of other issuers,  except
         to  the   extent   that  the   purchase   of   municipal
         obligations  in  accordance  with the Fund's  investment
         objective  and  policies,   either   directly  from  the
         issuer,  or from an  underwriter  for an issuer,  may be
         deemed an underwriting;
         (5) Purchase securities which are subject to legal or contractual restrictions on resale, i.e., restricted securities, or other securities which are not readily marketable assets, including repurchase agreements not terminable within seven days, with respect to no more than 10% of its total assets;
         (6)   Purchase   or  sell  real   estate,   real  estate
         investment trust securities, commodities, or commodity contracts, or oil and gas interests, but this shall not
         prevent   the   Fund   from   investing   in   municipal
         obligations secured by real estate or interests therein;
         (7) Purchase or retain  securities of an issuer if those
         trustees  of the  Fund,  each of whom owns more than 1/2
         of 1% of the  outstanding  securities  of  such  issuer,
         together   own   more   than  5%  of  such   outstanding
         securities;
         (8) Make loans to others,  except in accordance with the
         Fund's investment objective and policies or pursuant to contracts providing for the compensation of service providers by compensating balances;
         (9) Invest in  companies  for the purpose of  exercising
         control; or invest in securities of other investment companies, except as they may be acquired as part of a merger,  consolidation  or acquisition of assets,  or in
         connection   with   a   trustee's/director's    deferred
         compensation  plan,  as long as there is no  duplication
         of advisory fees;
         (10) Invest more than 25% of its assets in the securities of any one issuer or of issuers located within the same state,  except that each  Portfolio  may
         invest  more  than  25% of  its  assets  in  obligations
         issued  or  guaranteed  by  the  U.S.  Government,   its
         agencies  or  instrumentalities.  For  purposes  of this
         limitation,   the   entity   which   has  the   ultimate
         responsibility   for  the  payment  of   principal   and
         interest  on a  particular  security  will be treated as
         its issuer;
         (11) Invest more than 25% of its assets in any particular industry or industries, except that either Portfolio may invest more than 25% of its assets in
         obligations   issued   or   guaranteed   by   the   U.S.
         Government,    its   agencies   or    instrumentalities.
         Industrial  development  bonds,  where  the  payment  of
         principal   and  interest  is  the   responsibility   of
         companies   within  the  same   industry,   are  grouped
         together as an "industry";
         (12)  Invest  more  than 5% of the  value  of its  total
         assets in securities  where the payment of principal and
         interest   is  the   responsibility   of  a  company  or
         companies with less than three years' operating history.

                   PURCHASES AND REDEMPTIONS OF SHARES

         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares.
         Draft  writing  is  available  for the  Money  Market  Portfolio.
Shareholders wishing to use the draft writing service should complete the signature card enclosed with the Investment Application. This service will be subject to the customary rules and regulations governing checking accounts, and the Portfolio reserves the right to change or suspend the service. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but the Portfolio reserves the right to charge a service fee for drafts returned for insufficient funds. As a service to shareholders, the Portfolio may automatically transfer the dollar amount necessary to cover drafts you have written on the Portfolio to your account from any other of your identically registered accounts in Calvert money market funds or Calvert Insured Plus. The Portfolio may charge a fee for this service.
         Drafts presented to the Custodian for payment which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days will not be honored.
         When a payable through draft ("check") is presented for payment, a sufficient number of full and fractional shares from the shareholder's account to cover the amount of the draft will be redeemed at the net asset value next determined. If there are insufficient shares in the shareholder's account, the draft will be returned.
         To change redemption instructions already given, shareholders must send a written notice to Calvert Group, c/o NFDS, 6th Floor, 1004 Baltimore, Kansas City, MO 64105, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or credit union. Further documentation may be required from corporations, fiduciaries, and institutional investors.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.
         Redemption proceeds are normally paid in cash. However, the Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less.


                          REDUCED SALES CHARGES

         The Limited-Term Portfolio imposes reduced sales charges for shares in certain situations in which the Principal Underwriter (which offers the Portfolio's shares continuously and on a "best efforts" basis) and the dealers selling Limited-Term Portfolio shares may expect to realize significant economies of scale with respect to such sales.
Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Portfolio imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Portfolio shareholders, enabling the Portfolio to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Portfolio shares to their members. See "Exhibit A - Reduced Sales Charges" in the Limited-Term Prospectus.


                       DIVIDENDS AND DISTRIBUTIONS

         The Money Market Portfolio declares daily and pays monthly dividends of its daily net income to shareholders of record as of the close of business each business day, thus allowing daily compounding of dividends. The Limited-Term Portfolio declares and pays monthly dividends of its net income to shareholders of record as of the close of business on each designated monthly record date. Dividends and distributions paid by the Limited-Term Portfolio may differ among the classes. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue discounts or premiums or market premiums), less estimated expenses. Capital gains, if any, are normally paid once a year and will be automatically reinvested at net asset value in additional shares. Dividends and any distributions are automatically reinvested in additional shares of the Fund, unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). You may also request to have your dividends and distributions from the Portfolio invested in shares of any other Calvert Group Fund, subject to the applicable sales charge for that Fund or Portfolio. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.
         Purchasers of shares of the Money Market Portfolio will begin receiving dividends upon the date federal funds are received by the Fund. Purchases by bank wire received by 12:30 p.m., Eastern time are immediately available federal funds; purchases by domestic check may take one day to convert into federal funds for the Money Market Portfolio. Shareholders redeeming shares by telephone electronic funds transfer or written request will receive dividends through the date that the redemption request is received; Money Market Portfolio shareholders redeeming shares by draft will receive dividends up to the date such draft is presented to the Portfolio for payment.

                               TAX MATTERS


         In 1996, the Portfolios did qualify and in 1997, the Portfolios intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code as amended (the "Code"). By so qualifying, the Fund will not be subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986 (the "Act"), to the extent  that  it  distributes  its  net  investment  income  and  realized capital gains.
         The Portfolio's dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; however under the Act, dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. Each Portfolio's dividends derived from taxable interest and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations.
         A shareholder may also be subject to state and local taxes on dividends and distributions from the Fund. The Fund will notify shareholders annually about the federal tax status of dividends and distributions paid by the Fund and the amount of dividends withheld, if any, during the previous year.
         The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund. "Substantial user" is generally defined as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.
         Investors should note that the Code may require investors to exclude the initial sales charge, if any, paid on the purchase of Limited-Term Portfolio shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Portfolio causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original sales as incurred to acquire the new shares.
         The Fund is required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in the Limited-Term Portfolio if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, the Limited-Term Portfolio is required to report to the Internal Revenue Service the following information with respect to redemption transactions in the Portfolio: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Portfolio's identifying CUSIP number.
         Certain  shareholders  are,  however,   exempt  from  the  backup
withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency, or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.


                           VALUATION OF SHARES

Money Market Portfolio
         The Money Market Portfolio's assets, including commitments to purchase securities on a when-issued basis, are normally valued at their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. During periods of declining interest rates, the daily yield on shares of the Money Market Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Money Market Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.
         Rule 2a-7 under the Investment Company Act of 1940 permits the Fund to value the assets of the Money Market Portfolio at amortized cost if the Money Market Portfolio maintains a dollar-weighted average maturity of 90 days or less and only purchases obligations having remaining maturities of one year or less. Rule 2a-7 requires, as a condition of its use, that the Money Market Portfolio invest only in obligations determined by the Trustees to be of high quality with minimal credit risks and further requires the Trustees to establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Portfolio's investment holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share based on amortized cost. If such deviation exceeds 0.50%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate, including: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; the withholding of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or the establishment of a net asset value per share based on available market quotations.

Limited-Term Portfolio
         The  Limited-Term  Portfolio's  assets are valued,  utilizing the average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by the Fund's Advisor under the supervision of the Board of Trustees.
         Valuations, market quotations and market equivalents are provided the Portfolio by Kenny S&P Evaluation Services, a subsidiary of McGraw-Hill. The use of Kenny as a pricing service by the Portfolio has been approved by the Board of Trustees. Valuations provided by Kenny are determined without exclusive reliance on quoted prices and take into consideration appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
         Each Portfolio determines the net asset value of its shares every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


Net Asset Value and Offering Price Per Share
Money Market Portfolio
         Class O ($1,550,731,000/1,550,724,429 shares)        $1.00
         Class MMP ($33,160,000/33,153,188 shares)            $1.00

Limited-Term Portfolio
         Net asset value per share
         ($512,341,653/47,922,142)                            $10.69
         Maximum sales charge
         (1.00% of offering price)                              0.11
         Offering price per share                             $10.80


                  CALCULATION OF YIELD AND TOTAL RETURN


Money Market Portfolio
         From time to time the Money Market Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. Yield is calculated separately by class. The "yield" of the Money Market Portfolio refers to the income generated by an investment in the Portfolio over a particular base period of time. The length and closing date of the base period will be stated in the advertisement. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The Money Market Portfolio's "effective yield" for a seven-day period is its annualized compounded yield during the period calculated according to the following formula:


           Effective yield = (base period return + 1)365/7 - 1


For the seven-day period ended December 31, 1996, the Money Market Portfolio's yield for Class O shares was 3.58% and its effective yield was 3.65%. For the seven-day period ended December 31, 1996, the Money Market Portfolio's yield for Class MMP shares was 2.91% and its effective yield was 2.95%.

         The Money Market Portfolio also may advertise, from time to time, its "tax equivalent yield." The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed by taking the portion of the Portfolio's effective yield exempt from regular federal income tax and multiplying the exempt yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement. For the seven-day period ended December 31, 1996, the Money Market Portfolio's Class O tax equivalent yield, for an investor in the 36% federal income tax bracket was 5.70% and, for the 39.6% federal income tax bracket, 6.04%. For the seven-day period ended December 31, 1996, the Money Market Portfolio's Class MMP tax equivalent yield, for an investor in the 36% federal income tax bracket was 4.60% and, for the 39.6% federal income tax bracket, 4.88%.

Limited-Term Portfolio
         From time to time, the Limited-Term Portfolio advertises its "total return." Total return is calculated separately for each class. Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, five-year period, and period from inception of the Portfolio's offering of shares. Total return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of the Portfolio's dividend yield, plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. All total return quotations reflect the deduction of the Portfolio's maximum sales charge, except quotations of "return without maximum load" which do not deduct the sales charge and "actual return," which reflect deduction of the sales charge only for those periods when a sales charge was actually imposed. Thus, in the formula below, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for actual return, P = a hypothetical initial payment of $1,000. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return is computed according to the following formula:


                             P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof, if applicable).
         Returns for the periods indicated are as follows:


                  With Max. Load        W/O Max. Load


One Year          2.88%                 3.94%
Five Years        3.91%                 4.12%
Ten Years         4.99%                 5.10%



         The Limited-Term Portfolio also advertises, from time to time, its "yield" and "tax equivalent yield." As with total return, both yield figures are historical and are not intended to indicate future performance.
         Unlike the yield quotations for the Money Market Portfolio, "yield" quotations for the Limited-Term Portfolio refer to the aggregate imputed yield-to-maturity of each of the Portfolio's investments based on the market value as of the last day of a given thirty-day or one-month period less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. The Limited-Term Portfolio's yield is computed according to the following formula:


                           Yield = 2[(+1)6 - 1]

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.
         The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Limited-Term Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed for each class by taking the portion of the yield exempt from regular federal income tax and multiplying the exempt yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement. For the thirty-day period ended December 31, 1996, the Portfolio's yield was 3.79% and its tax equivalent yield was 5.92% for an investor in the 36% federal income tax bracket, and 6.27% for an investor in the 39.6% federal income tax bracket.

                               ADVERTISING

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31,
1996). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

                          TRUSTEES AND OFFICERS


         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Director of Finance for the Family Health Council, Inc. in Pittsburgh, Pennsylvania,
a  non-profit   corporation  which  provides  family  planning   services,
nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, Calvert New World Fund and Calvert World Values Fund. DOB:
05/0948. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Abrams, Blatz, Gran, Hendricks & Reina, P.A. DOB:
10/29/35. Address: 900 Oak Tree Road, South Plainfield, New Jersey 07080.
         FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 7/23/49. Address: 2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817.
         1 CHARLES E. DIEHL, Trustee. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 10/13/22.
Address: 1658 Quail Hollow Court, McLean, Virginia 22101.
         DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C., metropolitan area. DOB: 05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
         PETER W. GAVIAN, CFA, Trustee. Mr. Gavian is a principal of Gavian De Vaux Associates, an investment banking firm. He was formerly
President  of  Corporate  Finance  of  Washington,   Inc.  DOB:  12/08/32.
Address: 1953 Gallows Road, Suite 130, Vienna, Virginia 22201.
         JOHN G.  GUFFEY,  JR.,  Trustee.  Mr.  Guffey is  chairman of the
Calvert  Social  Investment   Foundation,   organizing   director  of  the
Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the
Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. DOB: 05/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
         M.  CHARITO  KRUVANT,   Trustee.  Ms.  Kruvant  is  President  of
Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.
         ARTHUR  J.  PUGH,  Trustee.  Mr.  Pugh  serves as a  Director  of
Acacia Federal Savings Bank. DOB: 09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
         1 DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and
Director  and  President  of  Chelsea  Securities,   Inc.  DOB:  10/07/37.
Address: Box 93, Chelsea, Vermont 05038.
         1  D.   WAYNE   SILBY,   Esq.,   Trustee.   Mr.   Silby   is   a
trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert
Social  Venture  Partners  ("CSVP").   CSVP  is  a  venture  capital  firm
investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB:
01/13/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. DOB: 07/24/52.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Assistant Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB:
08/12/47.
         EVELYNE S. STEWARD, Vice President. Ms. Steward is Senior Vice President of Calvert Group, Ltd., and a director of Calvert-Sloan Advisers, L.L.C. She is the sister of Philip J. Schewetti, the portfolio manager of the CSIF Equity Portfolio. DOB: 11/14/52.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
         KATHERINE STONER, Esq, Assistant Secretary. Ms. Stoner is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.
DOB: 10/21/56.
         LISA CROSSLEY, Esq., Assistant Secretary and Compliance
Officer. Ms. Crossley is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C.
She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 12/31/61.
         IVY WAFFORD DUKE, Esq, Assistant Secretary Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.
DOB: 09/07/68.


          1 Trustees deemed to be "interested persons" of the Fund under the Investment Company Act of 1940, by virtue of of their affiliation with the Fund's Advisor.


         Each of the above named trustees and officers is a trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey, and Silby are among the Trustees, Acacia Capital Corporation, of which only Messrs. Blatz, Diehl and Pugh are among the Directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey and Silby are among the Directors, and Calvert New World Fund, Inc., of which only Mr. Martini is among the Directors. The address of Trustees and Officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and Officers as a group own less than 1% of the Portfolio's outstanding shares.
         The Board's Audit Committee is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat and Silby.
         During 1996, Trustees of the Fund not affiliated with the Fund's Advisor were paid $175,891 and $51,380 by the Money Market and Limited-Term Portfolios, respectively. Trustees of the Fund not affiliated with the Advisor currently receive an annual fee of $20,500 for service as a member of the Board of Trustees of the Calvert Group of Funds plus a fee of $750 to $1500 for each Board and Committee meeting attended; such fees are allocated among the Funds on the basis of their net assets.
         Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.



                        Trustee Compensation Table


Fiscal Year 1996      Aggregate          Pension or      Total Compensation from
(unaudited numbers)  Compensation   Retirement Benefits     Registrant and Fund
                   from Registrant   Accrued as part        Complex paid to
                    for service as     of Registrant          Trustees<F3>
                       Trustee          Expenses<F2>



Name of Trustee
 ....................................................................................................................
Richard L. Baird, Jr.  $26,976                $0                  $34,925
Frank H. Blatz, Jr.    $27,462                $27,462             $37,875
Frederick T. Borts     $25,456                $0                  $32,675
Charles E. Diehl       $25,662                $25,662             $35,475
Douglas E. Feldman     $26,597                $0                  $34,175
Peter W. Gavian        $26,609                $7,991              $34,175
John G. Guffey, Jr.    $25,667                $0                  $49,433
Arthur J. Pugh         $28,555                $0                  $36,736
D. Wayne Silby         $24,316                $0                  $56,398

<F2> Messrs. Blatz, Diehl, and Gavian have chosen to defer a portion of their compensation. As of December 31, 1996, total deferred compensation, including dividends and capital appreciation, was $22,915, $21,416, and $6,656, for each trustee, respectively.
<F3> As of December 31, 1996, the Fund Complex consists of nine (9)
registered investment companies.


                            INVESTMENT ADVISOR


         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of
Acacia  Mutual  Life  Insurance  Company  of  Washington,   D.C.  ("Acacia
Mutual").
         The Advisory Contract between the Fund and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund, or by the Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Fund's Board of Trustees. For its services, the Advisor receives an annual fee of:
         i) with respect to the Money Market Portfolio, 0.50% of the first $500 million of such Portfolio's average daily net assets, 0.45% of the next $500 million of such assets, and 0.40% of all such assets over $1 billion; and
         ii) with respect to the Limited-Term Portfolio, 0.60% of the first $500 million of the Portfolio's average daily net assets, 0.50% of the next $500 million of such assets, and 0.40% of all such assets over $1 billion.
         The advisory fee is payable monthly. The Advisor reserves the right (i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services.
         The Advisor provides the Fund with investment advice and research, pays the salaries and fees of all Trustees and executive officers of the Fund who are principals of the Advisor, and pays certain Fund advertising and promotional expenses. The Fund pays all other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
         The  Advisor  may  voluntarily  reimburse  the Money  Market  and
Limited-Term Portfolios for expenses. The advisory fees paid by the Money Market Portfolio to Calvert Asset Management Company were $6,636,334, $7,481,925, and $7,776,716 for years 1994, 1995, and 1996, respectively. The advisory fees paid by the Limited-Term Portfolio to Calvert Asset Management Company were $3,863,616, $3,149,849, and $3,110,764 for years 1994, 1995, and 1996, respectively.




                         ADMINISTRATIVE SERVICES


         Calvert Shareholder Services, Inc., a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; daily updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing quarterly statements to shareholders regarding their accounts. For such services, Calvert Shareholder Services, Inc., receives compensation based on the number of shareholder accounts and the number of transactions.
         Calvert Administrative Services Company, a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund's affairs. Such services include the preparation of corporate and regulatory reports and filings, portfolio accounting, and the daily determination of net investment income and net asset value per share. Calvert Administrative Services Company receives a fee of $200,000 per year for providing such services, allocated among Portfolios based on assets. The service fees paid by the Money Market Portfolio to Calvert Administrative Services Company were $110,396, $124,836, and $128,255 for years 1994, 1995, and 1996, respectively. The service fees paid by the Limited-Term Portfolio to Calvert Administrative Services Company were $50,942, $39,445, and $38,242 for years 1994, 1995, and 1996, respectively.


                  INDEPENDENT ACCOUNTANTS AND CUSTODIANS


         Coopers & Lybrand, L.L.P. has been selected by the Board of Trustees to serve as independent accountants for fiscal year 1997. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, currently serves as custodian of the Portfolio's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Portfolio's cash assets. Neither custodian has any part in deciding the Portfolio's investment policies or the choice of securities that are to be purchased or sold for the Portfolio.


                          METHOD OF DISTRIBUTION


         The Portfolios have entered into a principal underwriting agreement with Calvert Distributors Inc. ("CDI"). Pursuant to the agreement, CDI serves as distributor and principal underwriter for the Portfolios. CDI bears all its expenses of providing services pursuant to the agreement, including payment of any commissions and service fees. CDI is entitled to receive, pursuant to the Money Market Portfolio's Class MMP Shares Distribution Plan, a distribution service fee from the Portfolio of 0.35% of the Class MMP Shares average daily net assets.
Prior to the termination of Class C shares for the Limited Term Portfolio, CDI was entitled to receive a service fee and a distribution fee, payable monthly pursuant to the Limited-Term Portfolio's Distribution Plan, of 0.25%, respectively, of the Portfolio's average daily net assets. For the 1996, the Distribution Plan expenses totaled $135,476 for Class C Shares of the Limited-Term Portfolio. CDI also receives all sales charges imposed on Limited-Term Portfolio Class A shares and compensates broker-dealer firms for sales of shares at a maximum commission rate of 1.50%, as specified in the table of applicable sales charges (see "Alternative Sales Options" in the
Prospectus). For the fiscal years ended December 31, 1994, 1995, and 1996, CDI received sales charges in excess of the dealer reallowance of $0, $10,900 and $0, respectively.
         The Money Market Portfolio's Class MMP Shares Distribution Plan was approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plan, the Trustees considered various factors including the amount of the distribution fee. The Trustees determined that there is a reasonable likelihood that the Plan will benefit the Portfolios and its shareholders.
         The Plan may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of the Fund. Any change in the Plan that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plan may be amended by the Trustees, including a majority of the non-interested Trustees as described above.
         The Plan will continue in effect indefinitely, if not sooner terminated in accordance with its terms. Thereafter, the Plan will continue in effect for successive one year periods provided that such continuance is annually approved by (i) the vote of a majority of the Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Trustees.
         Apart from the Plan, the Advisor, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolios. The Portfolios paid no expenses pursuant to the Plan during fiscal years 1994 and 1995, and paid $48,520 in addition to the commissions charged on sales of Limited-Term A shares in 1996.


                          PORTFOLIO TRANSACTIONS


         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Trustees.
         For the fiscal years ended December 31, 1994, 1995, and 1996, the portfolio turnover rates of the Limited-Term Portfolio were 27%, 33%, and 45%, respectively. Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor reserves the right to place orders for the purchase or sale of portfolio securities with broker-dealers who have sold shares of the Fund or who provide the Fund with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's normal research activities or expenses. Brokerage commissions paid to any officer, trustee or Advisory Council member of the Fund or any of their affiliates, or broker-dealers were $0, $0, and $48,520 for the years ended December 31, 1994, 1995, and 1996, respectively.
         The Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold. The Advisor may compensate, at its expense, such broker-dealers in consideration of their promotional and administrative services.


                           GENERAL INFORMATION


         The Fund was organized as a Massachusetts business trust on October 20, 1980. The other series of the Fund include the Long-Term Portfolio, Money Management Plus Tax-Free Portfolio, California Money Market Portfolio, and the Vermont Municipal Portfolio. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
         Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Money Market Portfolio offers Class O (offered in the Calvert Tax-Free Reserves Money Market Prospectus) and Class MMP (offered in the Calvert Tax-Free Reserves Money Market Prospectus Class MMP). The two classes represent interests in the same portfolio of investments and are identical in all respects, except: (a) the Distribution Plan expenses are payable only by the Class MMP shares;
(b) the classes may have different transfer agency fees; (c) postage and delivery, printing and stationery expenses will be separately allocated;
(d) the classes will have different dividend rates due solely to the effects of (a) through (c) above; and (e) only the Class MMP shares may vote on matters which pertain to the Distribution Plan. Class MMP Shares are offered primarily to clients of broker-dealers. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Funds, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
         General costs, expenses, and liabilities of the Fund attributable to a particular Portfolio are borne by that Portfolio;
costs, expenses, and liabilities not attributable to a particular Portfolio are allocated between the Fund's Portfolios on the basis of the respective net assets of each Portfolio.
         The Portfolios will send their shareholders unaudited semi-annual and audited annual reports that will include the Portfolios' net asset value per share, portfolio securities, income and expenses, and other financial information.
         This Statement of Additional Information does not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.


                           FINANCIAL STATEMENTS


         The audited financial statements in the Portfolios' Annual Report to Shareholders dated December 31, 1996, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Portfolios.


                                 APPENDIX

Municipal Obligations
         Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.
         Municipal obligations are generally classified as either "general obligation" or "revenue'' bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and among classifications.
         Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.
         Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings
Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:
         Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.
         MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
         MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
         MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
         MIG4: Notes bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.

                             LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I intend to invest in the shares of: (Fund or Portfolio name*)during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer                                   Name of Investor(s)


By                                                                      __
Authorized Signer                        Address



Date                                      Signature of Investor(s)



Date                                      Signature of Investor(s)


*"Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.

                        Calvert Tax-Free Reserves
                           Long-Term Portfolio



                   Statement of Additional Information
                              April 30, 1997




INVESTMENT ADVISOR                                                TRANSFER AGENT
Calvert Asset Management Company, Inc.        Calvert Shareholder Services, Inc.
4550 Montgomery Avenue                                    4550 Montgomery Avenue
Suite 1000N                                                          Suite 1000N
Bethesda, Maryland 20814                                Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS                                    PRINCIPAL UNDERWRITER
Coopers & Lybrand, L.L.P.                             Calvert Distributors, Inc.
217 Redwood Street                                        4550 Montgomery Avenue
Baltimore, Maryland 21202-3316                                       Suite 1000N
                                                        Bethesda, Maryland 20814



           TABLE OF CONTENTS

  Investment Objective                    1
  Investment Policies                     1
  Investment Restrictions                 5
  Purchases and Redemptions of Shares     6
  Reduced Sales Charges                   6
  Dividends and Distributions             7
  Tax Matters                             7
  Valuation of Shares                     8
  Calculation   of  Yield
     and   Total  Return                  8
  Advertising                             9
  Trustees and Officers                   9
  Investment Advisor                      11
  Administrative Services                 12
  Independent Accountants and
    Custodians                            12
  Method of Distribution                  12
  Portfolio Transactions                  13
  General Information                     14

STATEMENT OF ADDITIONAL INFORMATION -- April 30, 1997


                        CALVERT TAX-FREE RESERVES
                           LONG-TERM PORTFOLIO
             4550 Montgomery Avenue, Bethesda, Maryland 20814


New Account   (800)            368-2748
Shareholder   (800)            368-2745

Information:  (301)            951-4820
Services:     (301)            951-4810
Broker        (800)            368-2746             TDD for the Hearing-
Services:     (301)            951-4850             Impaired: (800)541-1524



         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Portfolio's Prospectus dated April 30, 1997, which may be obtained free of charge by writing the Portfolio at the above address or calling the Portfolio at the telephone numbers listed above.


                           INVESTMENT OBJECTIVE

         The Long-Term Tax-Free Portfolio (the "Portfolio") is a series of Calvert Tax-Free Reserves (the "Fund"). The Portfolio is designed to provide individual and institutional investors in higher tax brackets with the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio. There is, of course, no assurance that the Portfolio will be successful in meeting its investment objective because there are inherent risks in the ownership of any investment.
         Dividends paid by the Portfolio will fluctuate with income earned on investments and will vary by class of shares. In addition, the value of each class of the Portfolio's shares will fluctuate to reflect changes in the market value of the Portfolio's investments. The Portfolio will attempt, through careful management and diversification, to reduce these risks and enhance the opportunities for higher income and greater price stability.

                           INVESTMENT POLICIES

         The Portfolio invests primarily in a diversified portfolio of municipal obligations whose interest is exempt from federal income tax. A complete explanation of municipal obligations and municipal bond and note ratings is set forth in the Appendix.
         The credit rating of the Portfolio's assets as of its most recent fiscal year-end appears in the Annual Report to Shareholders, incorporated by reference herein.

Variable Rate Demand Notes
         The Board of Trustees has approved investments in floating and variable rate demand notes upon the following conditions: the Portfolio has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Portfolio has the right to dispose of the notes at a price which approximates par and market value.

Municipal Leases
         The  Portfolio  may invest in  municipal  leases,  or  structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. The Portfolio may purchase unrated leases. The Fund's Advisor, under the supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to the Portfolio's limit on illiquid securities. The Board of Trustees/Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with the Portfolio's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by the Portfolio, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the
lessee's  general  credit  strength  (e.g.,   its  debt,   administrative,
economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued it for purposes of calculating the Portfolio's net asset value, taking into account the following factors: (1) the frequency of trades and quotes;
(2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to the Portfolio's ability to dispose of the security; and (D) the Advisor should have reasonable expectations that the municipal lease obligation will maintain its liquidity throughout the time the instrument is held by the Portfolio.

Obligations with Puts Attached
         The Portfolio has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put." The Portfolio may not acquire obligations subject to puts if immediately thereafter with respect to 75% of the total amortized cost value of its short-term assets, the Portfolio would have more than 5% of such assets invested in securities underlying puts from the same institution. The Portfolio may, however, invest up to 10% of its short-term assets in securities underlying unconditional puts from the same institution. Unconditional puts are readily exercisable in the event of a default in payment of principal or interest on the underlying securities.

Temporary Investments
         Short-term money market type investments consist of: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit of banks with assets of one billion dollars or more; commercial paper or other corporate notes of investment grade quality; and any of such items subject to short-term repurchase agreements.
         The  Portfolio   intends  to  minimize   taxable  income  through
investment, when possible, in short-term tax-exempt securities. To minimize taxable income, the Portfolio may also hold cash which is not earning income. It is a fundamental policy of the Portfolio that during normal market conditions the Portfolio's assets be invested so that at least 80% of the Portfolio's annual income will be tax-exempt. While the Portfolio has the authority to invest in short-term taxable obligations, the Portfolio has not done so since its inception and, barring unusual market conditions, does not expect in the future to invest in taxable obligations.

When-Issued Purchases
         Securities purchased on a when-issued basis and the securities held in the Portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets may vary. No new when-issued commitments will be made by the Portfolio if more than 50% of the Portfolio's net assets would become so committed.
         When the time comes to pay for when-issued securities, the Portfolio will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.

Transactions in Futures Contracts
         The Portfolio may engage in the purchase and sale of futures contracts on an index of municipal bonds or on U.S. Treasury securities, or options on such futures contracts, for hedging purposes only. The Portfolio may sell such futures contracts in anticipation of a decline in the cost of municipal bonds it holds or may purchase such futures contracts in anticipation of an increase in the value of municipal bonds the Portfolio intends to acquire. The Portfolio also is authorized to purchase and sell other financial futures contracts which in the opinion of the Investment Advisor provide an appropriate hedge for some or all of the Portfolio's securities.
         Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contract can result in substantial unrealized gains or losses. Because the Portfolio will engage in the purchase and sale of financial futures contracts solely for hedging purposes, however, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset in whole or in part by increases in the value of securities held by the Portfolio or decreases in the price of securities the Portfolio intends to acquire.
         Municipal bond index futures contracts commenced trading in June 1985, and it is possible that trading in such futures contracts will be less liquid than that in other futures contracts. The trading of futures contracts and options thereon is subject to certain market risks, such as trading halts, suspensions, exchange or clearing house equipment failures, government intervention or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions.
         The liquidity of a secondary market in futures contracts may be further adversely affected by "daily price fluctuation limits" established by contract markets, which limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices of existing contracts have in the past moved the daily limit on a number of consecutive trading days. The Portfolio will enter into a futures position only if, in the judgment of the Investment Advisor, there appears to be an actively traded secondary market for such futures contracts.
         The successful use of transactions in futures contracts and options thereon depends on the ability of the Investment Advisor to correctly forecast the direction and extent of price movements of these instruments, as well as price movements of the securities held by the Portfolio within a given time frame. To the extent these prices remain stable during the period in which a futures or option contract is held by the Portfolio, or move in a direction opposite to that anticipated, the Portfolio may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of the Portfolio's securities. As a result, the Portfolio's total return for such period may be less than if it had not engaged in the hedging transaction.

Description of Financial Futures Contracts
         Futures Contracts. A futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument called for in the contract or, in some instances, to make a cash settlement, at a specified future time for a specified price. Although the terms of a contract call for actual delivery or acceptance of securities, or for a cash settlement, in most cases the contracts are closed out before the delivery date without the delivery or acceptance taking place. The Portfolio intends to close out its futures contracts prior to the delivery date of such contracts.
         The Portfolio may sell futures contracts in anticipation of a decline in the value of its investments in municipal bonds. The loss associated with any such decline could be reduced without employing futures as a hedge by selling long-term securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce the Portfolio's average yields as a result of the shortening of maturities.
         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the Portfolio's futures commission merchant and the relevant contract market, which varies but is generally about 5% or less of the contract amount, must be deposited with the broker. This amount is known as "initial margin," and represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.
         The sale of financial futures contracts provides an alternative means of hedging the Portfolio against declines in the value of its investments in municipal bonds. As such values decline, the value of the Portfolio's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Portfolio's fixed income investments which are being hedged. While the Portfolio will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of fixed income securities. In addition, the ability of the Portfolio to trade in the standardized contracts available in the futures market may offer a more effective hedging strategy than a program to reduce the average maturing of portfolio securities, due to the unique and varied credit and technical characteristics of the municipal debt instruments available to the Portfolio. Employing futures as a hedge may also permit the Portfolio to assume a hedging posture without reducing the yield on its investments, beyond any amounts required to engage in futures trading.
         The Portfolio may engage in the purchase and sale of futures contracts on an index of municipal securities. These instruments provide for the purchase or sale of a hypothetical portfolio of municipal bonds at a fixed price in a stated delivery month. Unlike most other futures contracts, however, a municipal bond index futures contract does not require actual delivery of securities but results in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated.
         The municipal bond index underlying the futures contracts traded by the Portfolio is The Bond Buyer Municipal Bond Index, developed by The Bond Buyer and the Chicago Board of Trade ("CBT"), the contract market on which the futures contracts are traded. As currently structured, the index is comprised of 40 tax-exempt term municipal revenue and general obligation bonds. Each bond included in the index must be rated either A- or higher by Standard & Poor's or A or higher by Moody's Investors Service and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues will be deleted from, the index. The value of the index is computed daily according to a formula based upon the price of each bond in the index, as evaluated by four dealer-to-dealers brokers.
         The Portfolio may also purchase and sell futures contracts on U.S. Treasury bills, notes and bonds for the same types of hedging purposes. Such futures contracts provide for delivery of the underlying security at a specified future time for a fixed price, and the value of the futures contract therefore generally fluctuates with movements in interest rates.
         The municipal bond index futures contract, futures contracts on U.S. Treasury securities and options on such futures contracts are traded on the CBT, which, like other contract markets, assures the performance of the parties to each futures contract through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin.
         The Portfolio may also purchase financial futures contracts when it is not fully invested in municipal bonds in anticipation of an increase in the cost of securities the Portfolio intends to purchase. As such securities are purchased, an equivalent amount of futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase municipal bonds upon termination of the futures contracts. Due to changing market conditions and interest rate forecasts, however, a futures position may be terminated without a corresponding purchase of securities. Nevertheless, all purchases of futures contracts by the Portfolio will be subject to certain restrictions, described below.
         Options on Futures Contracts. An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a long position in the underlying futures contract (that is, purchase the futures contract), in the case of a "call" option, or a short position (sell the futures contract), in the case of a "put" option, for a fixed price up to a stated expiration date. The option is purchased for a non-refundable fee, known as the "premium." Upon exercise of the option, the contract market clearing house assigns each party to the option an opposite position in the underlying futures contract. In the event of exercise, therefore, the parties are subject to all of the risks of futures trading, such as payment of initial and variation margin. In addition, the seller, or "writer," of the option is subject to margin requirements on the option position. Options on futures contracts are traded on the same contract markets as the underlying futures contracts.
         The Portfolio may purchase options on futures contracts for the same types of hedging purposes described above in connection with futures contracts. For example, in order to protect against an anticipated decline in the value of securities it holds, the Portfolio could purchase put options on futures contracts, instead of selling the underlying futures contracts. Conversely, in order to protect against the adverse effects of anticipated increases in the costs of securities to be acquired, the Portfolio could purchase call options on futures contracts, instead of purchasing the underlying futures contracts. The Portfolio generally will sell options on futures contracts only to close out an existing position.
         The Portfolio will not engage in transactions in such instruments unless and until the Investment Advisor determines that market conditions and the circumstances of the Portfolio warrant such trading. To the extent the Portfolio engages in the purchase and sale of futures contracts or options thereon, it will do so only at a level which is reflective of the Investment Advisor's view of the hedging needs of the Portfolio, the liquidity of the market for futures contracts and the anticipated correlation between movements in the value of the futures or option contract and the value of securities held by the Portfolio.
         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Under regulations of the Commodity Futures Trading Commission ("CFTC"), the futures trading activities described herein will not result in the Portfolio being deemed to be a "commodity pool," as defined under such regulations, provided that certain trading restrictions are adhered to. In particular, CFTC regulations require that all futures and option positions entered into by the Portfolio qualify as bona fide hedge transactions, as defined under CFTC regulations, or, in the case of long positions, that the value of such positions not exceed an amount of segregated funds determined by reference to certain cash and securities positions maintained by the
Portfolio and accrued profits on such positions. In addition, the Portfolio may not purchase or sell any such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on the
Portfolio's existing futures positions would exceed 5% of the market value of its net assets.
         When the Portfolio purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Portfolio's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring that the use of such futures is unleveraged.
         Risk Factors in Transactions in Futures Contracts. The particular municipal bonds comprising the index underlying the municipal bond index futures contract may vary from the bonds held by the Portfolio. In addition, the securities underlying futures contracts on U.S. Treasury securities will not be the same as securities held by the Portfolio. As a result, the Portfolio's ability effectively to hedge all or a portion of the value of its municipal bonds through the use of futures contracts will depend in part on the degree to which price movements in the index underlying the municipal bond index futures contract, or the U.S. Treasury securities underlying other futures contracts trade, correlate with price movements of the municipal bonds held by the Portfolio.
         For example, where prices of securities in the Portfolio do not move in the same direction or to the same extent as the values of the securities or index underlying a futures contract, the trading of such futures contracts may not effectively hedge the Portfolio's investments and may result in trading losses. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of the Portfolio's investments as compared to those comprising the index, and general economic or political factors. In addition, the correlation between movements in the value of the index underlying a futures contract may be subject to change over time, as additions to and deletions from the index alter its structure. In the case of futures contracts on U.S. Treasury securities and options thereon, the anticipated correlation of price movements between the U.S. Treasury securities underlying the futures or options and municipal bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities. In the event that the Investment Advisor determines to enter into transactions in financial futures contracts other than the municipal bond index futures contract or futures on U.S. Treasury securities, the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of municipal bonds held by the Portfolio may be greater.
         The trading of futures contracts on an index also entails the risk of imperfect correlation between movements in the price of the futures contract and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as margin requirements, liquidity and the participation of speculators in the futures markets. The risk of imperfect correlation, however, generally diminishes as the delivery month specified in the futures contract approaches.
         Prior to exercise or expiration, a position in futures contracts or options thereon may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Portfolio will enter into a futures or option position only if there appears to be a liquid secondary market therefor, although there can be no assurance that such a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close out a position once it has been established. Under such circumstances, the Portfolio could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situation, if the Portfolio has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to perform under the terms of the futures or option contracts it holds. The inability to close out futures or options positions also could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio.
         When the Portfolio purchases an option on a futures contract, its risk is limited to the amount of the premium, plus related transaction costs, although this entire amount may be lost. In addition, in order to profit from the purchase of an option on a futures contract, the Portfolio may be required to exercise the option and liquidate the underlying futures contract, subject to the availability of a liquid secondary market. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, although the risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.
         "Trading Limits" or "Position Limits" may also be imposed on the maximum number of contracts which any person may hold at a given time. A contract market may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Investment Advisor does not believe that trading limits will have any adverse impact on the strategies for hedging the Portfolio's investments.
         Further, the trading of futures contracts is subject to the risk of the insolvency of a brokerage firm or clearing corporation, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
         In addition to the risks of imperfect correlation and lack of a liquid secondary market for such instruments, transactions in futures contracts involve risks related to leveraging and the potential for incorrect forecasts of the direction and extent of interest rate movements within a given time frame.

                         INVESTMENT RESTRICTIONS

         The   foregoing   investment   objective  and  policies  and  the
following investment restrictions and fundamental policies may not be changed without the consent of the holders of a majority of outstanding shares of the Portfolio. A majority of the shares means the lesser of
(i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. The Portfolio may not:
         (1)      Purchase  common  stocks,   preferred   stocks,
         warrants or other equity securities;
         (2)      Issue  senior  securities,   borrow  money,  or
         pledge,  mortgage,  or hypothecate its assets, except as
         may be necessary to secure borrowings from banks for temporary or emergency (not leveraging) purposes and then in an amount not  greater  than 10% of the value of
         the  Portfolio's   total  assets  at  the  time  of  the
         borrowing.  Investment  securities will not be purchased
         while any borrowings are outstanding;
         (3)      Sell securities short,  purchase  securities on
         margin,  or  write  put  or  call  options,   except  as
         permitted in connection with transactions in futures contracts and options thereon. See "Transactions in
         Futures  Contracts." The Portfolio reserves the right to
         purchase    securities    with   puts   attached.    See
         "Obligations with Puts Attached";
         (4)      Underwrite  the  securities  of other  issuers,
         except to the  extent  that the  purchase  of  municipal
         obligations   in   accordance   with   the   Portfolio's
         investment objective and policies,  either directly from
         the issuer,  or from an underwriter  for an issuer,  may
         be deemed an underwriting;
         (5)      Purchase  securities which are subject to legal
         or contractual restrictions on resale, i.e., restricted securities, or other securities which are not readily marketable assets, including repurchase agreements not terminable within seven days, with respect to no more than 10% of its total assets;
         (6) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not
         prevent  the  Portfolio   from  investing  in  municipal
         obligations secured by real estate or interests therein;
         (7)      Purchase or retain  securities  of an issuer if
         those  Trustees of Calvert  Tax-Free  Reserves,  each of
         whom owns more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities;
         (8 )     Make  loans to  others,  except  in  accordance
         with the Portfolio's  investment  objective and policies
         or pursuant to contracts  providing for the compensation
         of service providers by compensating balances;
         (9)      Invest  in   companies   for  the   purpose  of
         exercising control; or invest in securities of other investment companies, except as they may be acquired as part  of  a  merger,  consolidation  or  acquisition  of
         assets,  or in  connection  with a  trustee's/director's
         deferred compensation plan, as long as there is no duplication of advisory fees;
         (10) Invest more than 25% of its assets in the securities of any one issuer or of issuers located within the same  state,  except that the  Portfolio  may
         invest  more  than  25% of  its  assets  in  obligations
         issued  or  guaranteed  by  the  U.S.  Government,   its
         agencies  or  instrumentalities.  For  purposes  of this
         limitation,   the   entity   which   has  the   ultimate
         responsibility   for  the  payment  of   principal   and
         interest  on a  particular  security  will be treated as
         its issuer;
         (11) Invest more than 25% of its assets in any particular industry or industries, except that the Portfolio may invest more than 25% of its assets in
         obligations   issued   or   guaranteed   by   the   U.S.
         Government,    its   agencies   or    instrumentalities.
         Industrial  development  bonds,  where  the  payment  of
         principal   and  interest  is  the   responsibility   of
         companies   within  the  same   industry,   are  grouped
         together as an "industry";
         (12)     Invest  more  than 5% of the value of its total
         assets in securities  where the payment of principal and
         interest   is  the   responsibility   of  a  company  or
         companies with less than three years' operating history.

                   PURCHASES AND REDEMPTIONS OF SHARES

         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares.
         Amounts redeemed by check redemption may be mailed to the investor without charge. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $1,000 or more will be transmitted by wire, without charge, to the investor's account at a domestic commercial bank that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the investor's bank is not a Federal Reserve System member, failure of immediate notification to that bank by the correspondent bank could result in a delay in crediting the funds to the investor's bank account.
         Telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Fund reserves the right to modify the telephone redemption privilege.
         To change redemption instructions already given, shareholders must send a written notice to Calvert Group, c/o NFDS, 6th Floor, 1004 Baltimore, Kansas City, MO, 64105, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or certain credit unions. Further documentation may be required from corporations, fiduciaries, and institutional investors.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.
         Redemption proceeds are normally paid in cash. However, the Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less.


                          REDUCED SALES CHARGES

         The Portfolio imposes reduced sales charges for shares in certain situations in which the Principal Underwriter and the dealers selling Portfolio shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Portfolio imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Portfolio shares to their members. See "Exhibit A - Reduced Sales Charges" in the Prospectus.


                       DIVIDENDS AND DISTRIBUTIONS

         The Portfolio declares and pays monthly dividends of its net income to shareholders of record as of the close of business on each designated monthly record date. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue discounts or premiums or market premiums), less estimated expenses. Dividends and distributions paid may differ among the classes.
         Dividends are automatically reinvested at net asset value in additional shares. Capital gains, if any, are normally paid once a year and will be automatically reinvested at net asset value in additional shares, unless you choose otherwise. You may elect to have their dividends and distributions paid out monthly in cash. You may also request to have your dividends and distributions from the Portfolio invested in shares of any other Calvert Group Fund, to be invested in that Fund or Portfolio without a sales charge. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

                               TAX MATTERS


         In 1996, the Portfolio did qualify and in 1997, the Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended (the "Code"). By so qualifying, the Portfolio will not be subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986 (the "Act"), to the extent that it distributes its net investment income and realized capital gains.
         The Portfolio's dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; however, under the Act, dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. The Portfolio's dividends derived from taxable interest and distributions of net short-term capital gains whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations.
         A shareholder may also be subject to state and local taxes on dividends and distributions from the Portfolio. The Portfolio will notify shareholders annually about the federal tax status of dividends and distributions paid by the Portfolio and the amount of dividends withheld, if any, during the previous year.
         The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of the Portfolio. "Substantial user" is generally defined as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.
         Investors should note that the Code may require investors to exclude the initial sales charge, if any, paid on the purchase of Portfolio shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Portfolio causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.
         The Portfolio is required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in the Portfolio if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition the Portfolio is required to report to the Internal Revenue Service the following information with respect to redemption transactions in the Portfolio: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Portfolio's identifying CUSIP number.
         Certain  shareholders  are,  however,   exempt  from  the  backup
withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Portfolio for further information.


                           VALUATION OF SHARES

         The  Portfolio's   assets  are  normally  valued   utilizing  the
average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by the Portfolio's Advisor under the supervision of the Board of Trustees. The Portfolio determines the net asset value of its shares every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolio does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
         Valuations, market quotations and market equivalents are provided the Portfolio by Kenny S&P Evaluation Services, a subsidiary of McGraw-Hill. The use of Kenny as a pricing service by the Portfolio has been approved by the Board of Trustees. Valuations provided by Kenny are determined without exclusive reliance on quoted prices and take into consideration appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.


Net Asset Value and Offering Price Per Share
         Net asset value per share
         ($52,945,198/3,149,224 shares)                       $16.81
         Maximum sales charge
         (3.75% of offering price)                              0.66
         Offering price per share                             $17.47





                  CALCULATION OF YIELD AND TOTAL RETURN



         From time to time, the Portfolio advertises its "total return." Total return is calculated separately for each class. Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, five-year period and the period from inception of the Portfolio's offering of shares. Total return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of the Portfolio's dividend yield plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. All total return quotations reflect the deduction of the Portfolio's maximum sales charge, except quotations of "return without maximum load," which do not deduct the sales charge, and "actual return," which reflect deduction of the sales charge only for those periods when a sales charge was actually imposed. Thus, in the formula below, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for actual return, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return is computed according to the following formula:


                              P(1 +T)n = ERV

where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable).
         Returns for the periods indicated are as follows:



                  With Max. Load        W/O Max. Load

One Year          -0.94%                2.89%
Five Years         5.97%                6.78%
Ten Years          6.28%                6.69%


         The Portfolio also advertises, from time to time, its "yield" and "tax equivalent yield." As with total return, both yield figures are historical and are not intended to indicate future performance. "Yield" quotations for each class refer to the aggregate imputed yield-to-maturity of each of the Portfolio's investments based on the market value as of the last day of a given thirty-day or one-month period, less expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. The Portfolio's yield is computed according to the following formula:

                           Yield = 2[(+1)6 - 1]


where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.
         The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed per class by taking the portion of the class' yield exempt from regular federal income tax and multiplying the exempt yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement. For the thirty-day period ended December 31, 1996, the Portfolio yield for shares was 4.84% and its federal tax equivalent yield was 7.56% for an investor in the 36% federal income tax bracket, and 8.01% for an investor in the 39.6% federal income tax bracket.


                               ADVERTISING


         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31,
1996). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.


                          TRUSTEES AND OFFICERS


         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Director of Finance for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, Calvert New World Fund and Calvert World Values Fund. DOB:
05/0948. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Abrams, Blatz, Gran, Hendricks & Reina, P.A. DOB:
10/29/35. Address: 900 Oak Tree Road, South Plainfield, New Jersey 07080.
         FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 7/23/49. Address: 2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817.
         1 CHARLES E. DIEHL, Trustee. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 10/13/22.
Address: 1658 Quail Hollow Court, McLean, Virginia 22101.
         DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C., metropolitan area. DOB: 05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
         PETER W. GAVIAN, CFA, Trustee. Mr. Gavian is a principal of Gavian De Vaux Associates, an investment banking firm. He was formerly President of Corporate Finance of Washington, Inc. DOB: 12/08/32.
Address: 1953 Gallows Road, Suite 130, Vienna, Virginia 22201.
         JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the
Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. DOB: 05/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
         M.  CHARITO  KRUVANT,   Trustee.  Ms.  Kruvant  is  President  of
Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.
         ARTHUR  J.  PUGH,  Trustee.  Mr.  Pugh  serves as a  Director  of
Acacia Federal Savings Bank. DOB: 09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
         1 DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. DOB: 10/07/37.
Address: Box 93, Chelsea, Vermont 05038.
         1 D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert
Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB:
01/13/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. DOB: 07/24/52.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Assistant Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB:
08/12/47.
         EVELYNE S. STEWARD, Vice President. Ms. Steward is Senior Vice President of Calvert Group, Ltd., and a director of Calvert-Sloan Advisers, L.L.C. She is the sister of Philip J. Schewetti, the portfolio manager of the CSIF Equity Portfolio. DOB: 11/14/52.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
         KATHERINE STONER, Esq, Assistant Secretary. Ms. Stoner is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.
DOB: 10/21/56.
         LISA CROSSLEY, Esq., Assistant Secretary and Compliance
Officer. Ms. Crossley is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C.
She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 12/31/61.
         IVY WAFFORD DUKE, Esq, Assistant Secretary Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.
DOB: 09/07/68.


          1 Trustees deemed to be "interested persons" of the Fund under the Investment Comapny Act of 1940, by virtue of their affiliation with the Fund's Advisor.


         Each of the above directors/trustees and officers is a director/trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey and Silby are among the Trustees, Acacia Capital Corporation, of which only Messrs. Blatz, Diehl and Pugh are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey and Silby are among the directors, and Calvert New World Fund, Inc., of which only Mr. Martini is among the directors. The address of directors/trustees and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Directors/trustees and officers of the Fund as a group own less than 1% of each Fund's outstanding shares.
         The Audit Committee of the Board is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat and Silby.
         During fiscal 1996, trustees of the Fund not affiliated with the Fund's Advisor were paid $5,402. Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,500 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1500 for each regular Board or Committee meeting attended; such fees are allocated among the respective Funds on the basis of net assets.
         Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.





                    Trustee Compensation Table

Fiscal Year 1996         Aggregate       Pension or        Total
(unaudited numbers)      Compensation    Retirement        Compensation
                         from            Benefits Accrued  from
Name of Trustee          Registrant for  as part of        Registrant and
                         service as      Registrant        Fund Complex
                         Trustee         Expenses<F2>      paid to
                                                           Trustees<F3>
 .

Richard L. Baird, Jr.    $26,976         $0                $34,925
Frank H. Blatz, Jr.      $27,462         $27,462           $37,875
Frederick T. Borts       $25,456         $0                $32,675
Charles E. Diehl         $25,662         $25,662           $35,475
Douglas E. Feldman       $26,597         $0                $34,175
Peter W. Gavian          $26,609         $7,991            $34,175
John G. Guffey, Jr.      $25,667         $0                $49,433
Arthur J. Pugh           $28,535         $0                $36,736
D. Wayne Silby           $24,316         $0                $56,398

 <F2> Messrs. Blatz, Diehl, and Gavian, have chosen to defer a portion of their compensation. As of December 31, 1996, total deferred compensation, including dividends and capital appreciation, was $557, $522, and $159, respectively.
 <F3> As of December 31, 1996, the Fund Complex consists of nine (9)
 registered investment companies.

                            INVESTMENT ADVISOR


         The  Fund's  Investment   Advisor  is  Calvert  Asset  Management
Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C.
         The Advisory Contract between the Fund and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund, or by the Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Fund's Board of Trustees.  For its services,  the Advisor  receives from the  Portfolio  an annual fee of 0.60% of the first  $500  million of the Portfolio's  average daily net assets,  0.50% of the next $500 million of such assets, and 0.40% of all such assets over $1 billion.
         The advisory  fee is payable  monthly.  The Advisor  reserves the right  (i) to waive  all or a part of its fee and (ii) to  compensate,  at its expense, broker-dealers in consideration of their promotional and administrative services.
         The  Advisor  provides  the  Fund  with  investment   advice  and
research, pays the salaries and fees of all Trustees and executive officers of the Fund who are principals of the Advisor, and pays certain
Fund  advertising  and  promotional  expenses.  The Fund  pays  all  other
administrative  and  operating   expenses,   including:   custodial  fees;
shareholder servicing; dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees;  insurance  premiums;  trade association dues;  interest,  taxes and other business fees;  legal and audit fees; and brokerage  commissions and
other  costs   associated   with  the   purchase  and  sale  of  portfolio
securities.
     The Advisor may voluntarily reimburse the Portfolio for expenses. The advisory fees paid by the Portfolio to Calvert Asset Management Company for fiscal years 1994, 1995, and 1996 were, $299,441, $320,128, and $322,713, respectively.


                         ADMINISTRATIVE SERVICES


         Calvert Shareholder Services, Inc., a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Portfolio shares and confirming such transactions; daily updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing quarterly statements to shareholders regarding their accounts. For such services, Calvert Shareholder Services, Inc., receives compensation based on the number of shareholder accounts and the number of transactions. The fees paid by the Portfolio to Calvert Shareholder Services, Inc. for fiscal years 1994, 1995, and 1996 were $26,917, $31,611, and $30,424, respectively.
         Calvert Administrative Services Company, a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund's affairs. Such services include the preparation of corporate and regulatory reports and filings, portfolio accounting, and the daily determination of net investment income and net asset value per share. Calvert Administrative Services Company receives a fee of $200,000 per year for providing such services to the Fund, allocated among the Portfolios based on assets. The service fees paid by the Portfolio to Calvert Administrative Services Company for fiscal years 1994, 1995, and 1996 were $1,867, $3,955, and $3,934, respectively.


                  INDEPENDENT ACCOUNTANTS AND CUSTODIANS


          Coopers & Lybrand, L.L.P. has been selected by the Board of Trustees to serve as independent accountants for fiscal year 1997. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, currently serves as custodian of the Portfolio's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Portfolio's cash assets. Neither custodian has any part in deciding the Portfolio's investment policies or the choice of securities that are to be purchased or sold for the Portfolio.


                          METHOD OF DISTRIBUTION


         The   Portfolio   has  entered  into  a  principal   underwriting
agreement with Calvert Distributors, Inc. ("CDI"). Pursuant to the agreement, CDI serves as distributor and principal underwriter for the Portfolio. CDI bears all its expenses of providing services pursuant to the agreement, including payment of any commissions and service fees. CDI also receives all sales charges imposed on Portfolio shares and compensates broker-dealer firms for sales of shares at a maximum commission rate of 3.0%, as specified in the table of applicable sales charges (see "Alternative Sales Options" in the Prospectus). For the fiscal years ended December 31, 1994, 1995, and 1996, CDI received no distribution service fees under the Distribution Plan for Class A shares, and received sales charges in excess of the dealer reallowance of $53,074, $21,611, and $12,538, respectively.
         The Portfolio's Distribution Plan was approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plan, the Trustees considered various factors including the amount of the distribution fee. The Trustees determined that there is a reasonable likelihood that the Plan will benefit the Portfolio and its shareholders.
         The Plan may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding shares of the Portfolio. Any change in the Plan that would materially increase the distribution cost to the Portfolio requires approval of the shareholders of the affected class; otherwise, the Plan may be amended by the Trustees, including a majority of the non-interested Trustees as described above.
         The Plan will continue in effect indefinitely, if not sooner terminated in accordance with its terms. Thereafter, the Plan will continue in effect for successive one year periods provided that such continuance is annually approved by (i) the vote of a majority of the Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Trustees.
         Apart from the Plan, the Advisor, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolio. The Portfolio paid no expenses pursuant to the Plan during fiscal 1994, 1995, and 1996.


                          PORTFOLIO TRANSACTIONS


         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Trustees.
         For the fiscal years ended December 31, 1994, 1995, and 1996, the portfolio turnover was 98%, 58%, and 41%, respectively. Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor reserves the right to place orders for the purchase or sale of portfolio securities with broker-dealers who have sold shares of the Fund or who provide the Fund with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's normal research activities or expenses. During the fiscal years ended December 31, 1994, 1995, and 1996, no brokerage commissions were paid by the Portfolio to broker-dealers. No brokerage commissions were paid to any officer or trustee of the Fund or any of their affiliates.


                           GENERAL INFORMATION


         The Portfolio is a series of Calvert Tax-Free Reserves, which was organized as a Massachusetts business trust on October 20, 1980. The other series of the Fund include the Money Market Portfolio,
Limited-Term   Portfolio,   Money  Management  Plus  Tax-Free   Portfolio,
California Money Market Portfolio, and the Vermont Municipal Portfolio. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
         General costs, expenses, and liabilities of the Fund attributable to a particular Portfolio are borne by that Portfolio;
costs, expenses, and liabilities not attributable to a particular Portfolio are allocated between the Fund's Portfolios on the basis of the respective net assets of each Portfolio.
         The Portfolio will send its shareholders unaudited semi-annual and audited annual reports that will include the Portfolio's net asset value per share, portfolio securities, income and expenses and other financial information.
         This Statement of Additional Information does not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.


                           FINANCIAL STATEMENTS


         The audited financial statements in the Portfolio's Annual Report to Shareholders dated December 31, 1996, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Fund.


                                 APPENDIX

Municipal Obligations
         Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal  tax  law  places  substantial  limitations  on the  size  of such issues.
         Municipal obligations are generally classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. Tax-exempt private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations both within a particular classification and among classifications.
         Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.
         Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings
Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:
         Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.
         MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
         MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
         MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
         MIG4: Notes bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.

                             LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I intend to invest in the shares of: (Fund or Portfolio name*)during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.


Dealer                                     Name of Investor(s)


By
     Authorized Signer                     Address



Date                                       Signature of Investor(s)



Date                                       Signature of Investor(s)





*"Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.

                        Calvert Tax-Free Reserves
                       Vermont Municipal Portfolio



                   Statement of Additional Information
                              April 30, 1997



INVESTMENT ADVISOR                           TRANSFER AGENT
Calvert Asset Management Company, Inc.       Calvert Shareholder Services, Inc.
4550 Montgomery Avenue                       4550 Montgomery Avenue
Suite 1000N                                  Suite 1000N
Bethesda, Maryland 20814                     Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS                      PRINCIPAL UNDERWRITER
Coopers & Lybrand, L.L.P.                    Calvert Distributors, Inc.
217 Redwood Street                           4550 Montgomery Avenue
Baltimore, Maryland 21202-3316               Suite 1000N
                                             Bethesda, Maryland 20814


                   TABLE OF CONTENTS


         Investment Objective                            1
         Investment Policies                             1
         Investment Restrictions                         6
         Considerations for Investing in Vermont         7
         Purchases and Redemptions of Shares             7
         Reduced Sales Charges                           7
         Dividends and Distributions                     8
         Tax Matters                                     8
         Valuation of Shares                             9
         Calculation of Yield and Total Return           9
         Advertising                                    10
         Trustees and Officers                          11
         Investment Advisor                             12
         Administrative Services                        13
         Independent Accountants and Custodians         13
         Method of Distribution                         13
         Portfolio Transactions                         14
         General Information                            14
         Financial Statements                           15
         Appendix                                       15

STATEMENT OF ADDITIONAL INFORMATION -- April 30, 1997


                        CALVERT TAX-FREE RESERVES
                       VERMONT MUNICIPAL PORTFOLIO
             4550 Montgomery Avenue, Bethesda, Maryland 20814

New Account   (800)   368-2748     Shareholder   (800)   368-2745
Information:  (301)   951-4820     Services:     (301)   951-4810

Broker        (800)   368-2746     TDD for the Hearing-
Services:     (301)   951-4850      Impaired:    (800)   541-1524


         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Portfolio's Prospectus, dated April 30, 1997, which may be obtained free of charge by writing the Portfolio at the above address or calling the telephone numbers listed above.


                           INVESTMENT OBJECTIVE

         The Vermont Municipal Portfolio (the "Portfolio") is a series of Calvert Tax-Free Reserves (the "Fund"). It is a nondiversified bond fund designed to provide individual and institutional investors in higher tax brackets with the highest level of interest income exempt from federal and Vermont state income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio. It invests in investment grade municipal obligations with durations generally averaging between four and nine years, though the Portfolio's holdings may at any time have longer or shorter durations. There is, of course, no assurance that the Portfolio will be successful in meeting its investment objective because there are inherent risks in the ownership of any investment.
         Dividends paid by the Portfolio will fluctuate with income earned on investments, and will vary by class of shares. In addition, the value of each class of the Portfolio's shares will fluctuate to reflect changes in the market value of the Portfolio's investments. The Portfolio will attempt, through careful management, to reduce these risks and enhance the opportunities for higher income and greater price stability.

                           INVESTMENT POLICIES

         The Portfolio invests primarily in a nondiversified portfolio of municipal obligations of the state of Vermont and its political subdivisions ("Vermont Municipal Obligations"). Under normal market conditions, the Portfolio attempts to invest at least 65% of the value of its assets in Vermont Municipal Obligations. The Portfolio will also attempt to invest the remaining 35% of its total assets in these obligations, but may invest it in municipal obligations of other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions. Dividends you recieve from the Portfolio that are derived from interest on tax-exempt obligations of other governmental issuers will be exempt from federal tax, but may be subject to Vermont state income taxes.
         Since the Portfolio is nondiversified, it may invest its assets in fewer issuers than if it were diversified. As a result, the
Portfolio's performance may be more directly impacted by changes in conditions affecting those issuers than it would be if the Portfolio were investing in a greater number of issuers. A complete explanation of municipal obligations and municipal bond and note ratings is set forth in the Appendix. Also see "Considerations for Investing in Vermont."
         The credit rating of the Portfolio's assets as of its most recent fiscal year-end appears in the Annual Report to Shareholders, incorporated by reference herein.

Variable Rate Demand Notes
         The Board of Trustees has approved investments in floating and variable rate demand notes upon the following conditions: the Portfolio has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Portfolio has the right to dispose of the notes at a price which approximates par and market value.

Municipal Leases
         The  Portfolio  may invest in  municipal  leases,  or  structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. The Portfolio may purchase unrated leases. The Fund's Advisor, under the supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to the Portfolio's limit on illiquid securities. The Board of Trustees/Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with the Portfolio's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by the Portfolio, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the
lessee's  general  credit  strength  (e.g.,   its  debt,   administrative,
economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued it for purposes of calculating the Portfolio's net asset value, taking into account the following factors: (1) the frequency of trades and quotes;
(2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to the Portfolio's ability to dispose of the security; and (D) the Advisor should have reasonable expectations that the municipal lease obligation will maintain its liquidity throughout the time the instrument is held by the Portfolio.

Obligations with Puts Attached
         The Portfolio has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put." The Portfolio may not acquire obligations subject to puts if immediately thereafter with respect to 75% of the total amortized cost value of its short-term assets, the Portfolio would have more than 5% of such assets invested in securities underlying puts from the same institution. The Portfolio may, however, invest up to 10% of its short-term assets in securities underlying unconditional puts from the same institution. Unconditional puts are readily exercisable in the event of a default in payment of principal or interest on the underlying securities.

Temporary Investments
         From  time  to  time  for  liquidity   purposes  or  pending  the
investment of the proceeds of the sale of Portfolio shares, the Portfolio may invest in and derive up to 20% of its income from taxable short-term obligations of the U.S. Government, its agencies and instrumentalities. Interest earned from such taxable investments will be taxable to investors as ordinary income unless the investors are otherwise exempt from taxation.
         The  Portfolio   intends  to  minimize   taxable  income  through
investment, when possible, in short-term tax-exempt securities. To minimize taxable income, the Portfolio may also hold cash which is not earning income. It is a fundamental policy of the Portfolio that during normal market conditions the Portfolio's assets be invested so that at least 80% of the Portfolio's annual income will be tax-exempt. While the Portfolio has the authority to invest in short-term taxable obligations, the Portfolio has not done so since its inception and, barring unusual market conditions, does not expect in the future to invest in taxable obligations.

When-Issued Purchases
         Securities purchased on a when-issued basis and the securities held in the Portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets may vary. No new when-issued commitments will be made by the Portfolio if more than 50% of the Portfolio's net assets would become so committed.
         When the time comes to pay for when-issued securities, the Portfolio will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.

Transactions in Futures Contracts
         The Portfolio may engage in the purchase and sale of futures contracts on an index of municipal bonds or on U.S. Treasury securities, or options on such futures contracts, for hedging purposes only. The Portfolio may sell such futures contracts in anticipation of a decline in the cost of municipal bonds it holds or may purchase such futures contracts in anticipation of an increase in the value of municipal bonds the Portfolio intends to acquire. The Portfolio also is authorized to purchase and sell other financial futures contracts which in the opinion of the Investment Advisor provide an appropriate hedge for some or all of the Portfolio's securities.
         Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contract can result in substantial unrealized gains or losses. Because the Portfolio will engage in the purchase and sale of financial futures contracts solely for hedging purposes, however, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset in whole or in part by increases in the value of securities held by the Portfolio or decreases in the price of securities the Portfolio intends to acquire.
         Municipal bond index futures contracts commenced trading in June 1985, and it is possible that trading in such futures contracts will be less liquid than that in other futures contracts. The trading of futures contracts and options thereon is subject to certain market risks, such as trading halts, suspensions, exchange or clearing house equipment failures, government intervention or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions.
         The liquidity of a secondary market in futures contracts may be further adversely affected by "daily price fluctuation limits" established by contract markets, which limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices of existing contracts have in the past moved the daily limit on a number of consecutive trading days. The Portfolio will enter into a futures position only if, in the judgment of the Investment Advisor, there appears to be an actively traded secondary market for such futures contracts.
         The successful use of transactions in futures contracts and options thereon depends on the ability of the Investment Advisor to correctly forecast the direction and extent of price movements of these instruments, as well as price movements of the securities held by the Portfolio within a given time frame. To the extent these prices remain stable during the period in which a futures or option contract is held by the Portfolio, or move in a direction opposite to that anticipated, the Portfolio may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of the Portfolio's securities. As a result, the Portfolio's total return for such period may be less than if it had not engaged in the hedging transaction.

Description of Financial Futures Contracts
         Futures Contracts. A futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument called for in the contract or, in some instances, to make a cash settlement, at a specified future time for a specified price. Although the terms of a contract call for actual delivery or acceptance of securities, or for a cash settlement, in most cases the contracts are closed out before the delivery date without the delivery or acceptance taking place. The Portfolio intends to close out its futures contracts prior to the delivery date of such contracts.
         The Portfolio may sell futures contracts in anticipation of a decline in the value of its investments in municipal bonds. The loss associated with any such decline could be reduced without employing futures as a hedge by selling long-term securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce the Portfolio's average yields as a result of the shortening of maturities.
         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the Portfolio's futures commission merchant and the relevant contract market, which varies but is generally about 5% or less of the contract amount, must be deposited with the broker. This amount is known as "initial margin," and represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.
         The sale of financial futures contracts provides an alternative means of hedging the Portfolio against declines in the value of its investments in municipal bonds. As such values decline, the value of the Portfolio's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Portfolio's fixed income investments which are being hedged. While the Portfolio will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of fixed income securities. In addition, the ability of the Portfolio to trade in the standardized contracts available in the futures market may offer a more effective hedging strategy than a program to reduce the average maturing of portfolio securities, due to the unique and varied credit and technical characteristics of the municipal debt instruments available to the Portfolio. Employing futures as a hedge may also permit the Portfolio to assume a hedging posture without reducing the yield on its investments, beyond any amounts required to engage in futures trading.
         The Portfolio may engage in the purchase and sale of futures contracts on an index of municipal securities. These instruments provide for the purchase or sale of a hypothetical portfolio of municipal bonds at a fixed price in a stated delivery month. Unlike most other futures contracts, however, a municipal bond index futures contract does not require actual delivery of securities but results in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated.
         The municipal bond index underlying the futures contracts traded by the Portfolio is The Bond Buyer Municipal Bond Index, developed by The Bond Buyer and the Chicago Board of Trade ("CBT"), the contract market on which the futures contracts are traded. As currently structured, the index is comprised of 40 tax-exempt term municipal revenue and general obligation bonds. Each bond included in the index must be rated either A- or higher by Standard & Poor's or A or higher by Moody's Investors Service and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues will be deleted from, the index. The value of the index is computed daily according to a formula based upon the price of each bond in the index, as evaluated by four dealer-to-dealers brokers.
         The Portfolio may also purchase and sell futures contracts on U.S. Treasury bills, notes and bonds for the same types of hedging purposes. Such futures contracts provide for delivery of the underlying security at a specified future time for a fixed price, and the value of the futures contract therefore generally fluctuates with movements in interest rates.
         The municipal bond index futures contract, futures contracts on U.S. Treasury securities and options on such futures contracts are traded on the CBT, which, like other contract markets, assures the performance of the parties to each futures contract through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin.
         The Portfolio may also purchase financial futures contracts when it is not fully invested in municipal bonds in anticipation of an increase in the cost of securities the Portfolio intends to purchase. As such securities are purchased, an equivalent amount of futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase municipal bonds upon termination of the futures contracts. Due to changing market conditions and interest rate forecasts, however, a futures position may be terminated without a corresponding purchase of securities. Nevertheless, all purchases of futures contracts by the Portfolio will be subject to certain restrictions, described below.
         Options on Futures Contracts. An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a long position in the underlying futures contract (that is, purchase the futures contract), in the case of a "call" option, or a short position (sell the futures contract), in the case of a "put" option, for a fixed price up to a stated expiration date. The option is purchased for a non-refundable fee, known as the "premium." Upon exercise of the option, the contract market clearing house assigns each party to the option an opposite position in the underlying futures contract. In the event of exercise, therefore, the parties are subject to all of the risks of futures trading, such as payment of initial and variation margin. In addition, the seller, or "writer," of the option is subject to margin requirements on the option position. Options on futures contracts are traded on the same contract markets as the underlying futures contracts.
         The Portfolio may purchase options on futures contracts for the same types of hedging purposes described above in connection with futures contracts. For example, in order to protect against an anticipated decline in the value of securities it holds, the Portfolio could purchase put options on futures contracts, instead of selling the underlying futures contracts. Conversely, in order to protect against the adverse effects of anticipated increases in the costs of securities to be acquired, the Portfolio could purchase call options on futures contracts, instead of purchasing the underlying futures contracts. The Portfolio generally will sell options on futures contracts only to close out an existing position.
         The Portfolio will not engage in transactions in such instruments unless and until the Investment Advisor determines that market conditions and the circumstances of the Portfolio warrant such trading. To the extent the Portfolio engages in the purchase and sale of futures contracts or options thereon, it will do so only at a level which is reflective of the Investment Advisor's view of the hedging needs of the Portfolio, the liquidity of the market for futures contracts and the anticipated correlation between movements in the value of the futures or option contract and the value of securities held by the Portfolio.
         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Under regulations of the Commodity Futures Trading Commission ("CFTC"), the futures trading activities described herein will not result in the Portfolio being deemed to be a "commodity pool," as defined under such regulations, provided that certain trading restrictions are adhered to. In particular, CFTC regulations require that all futures and option positions entered into by the Portfolio qualify as bona fide hedge transactions, as defined under CFTC regulations, or, in the case of long positions, that the value of such positions not exceed an amount of segregated funds determined by reference to certain cash and securities positions maintained by the
Portfolio and accrued profits on such positions. In addition, the Portfolio may not purchase or sell any such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on the
Portfolio's existing futures positions would exceed 5% of the market value of its net assets.
         When the Portfolio purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Portfolio's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring that the use of such futures is unleveraged.
         Risk Factors in Transactions in Futures Contracts. The particular municipal bonds comprising the index underlying the municipal bond index futures contract may vary from the bonds held by the Portfolio. In addition, the securities underlying futures contracts on U.S. Treasury securities will not be the same as securities held by the Portfolio. As a result, the Portfolio's ability effectively to hedge all or a portion of the value of its municipal bonds through the use of futures contracts will depend in part on the degree to which price movements in the index underlying the municipal bond index futures contract, or the U.S. Treasury securities underlying other futures contracts trade, correlate with price movements of the municipal bonds held by the Portfolio.
         For example, where prices of securities in the Portfolio do not move in the same direction or to the same extent as the values of the securities or index underlying a futures contract, the trading of such futures contracts may not effectively hedge the Portfolio's investments and may result in trading losses. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of the Portfolio's investments as compared to those comprising the index, and general economic or political factors. In addition, the correlation between movements in the value of the index underlying a futures contract may be subject to change over time, as additions to and deletions from the index alter its structure. In the case of futures contracts on U.S. Treasury securities and options thereon, the anticipated correlation of price movements between the U.S. Treasury securities underlying the futures or options and municipal bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities. In the event that the Investment Advisor determines to enter into transactions in financial futures contracts other than the municipal bond index futures contract or futures on U.S. Treasury securities, the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of municipal bonds held by the Portfolio may be greater.
         The trading of futures contracts on an index also entails the risk of imperfect correlation between movements in the price of the futures contract and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as margin requirements, liquidity and the participation of speculators in the futures markets. The risk of imperfect correlation, however, generally diminishes as the delivery month specified in the futures contract approaches.
         Prior to exercise or expiration, a position in futures contracts or options thereon may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market to the relevant contract market. The Portfolio will enter into a futures or option position only if there appears to be a liquid secondary market therefor, although there can be no assurance that such a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close out a position once it has been established. Under such circumstances, the Portfolio could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situation, if the Portfolio has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to perform under the terms of the futures or option contracts it holds. The inability to close out futures or options positions also could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio.
         When the Portfolio purchases an option on a futures contract, its risk is limited to the amount of the premium, plus related transaction costs, although this entire amount may be lost. In addition, in order to profit from the purchase of an option on a futures contract, the Portfolio may be required to exercise the option and liquidate the underlying futures contract, subject to the availability of a liquid secondary market. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, although the risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.
         "Trading Limits" or "Position Limits" may also be imposed on the maximum number of contracts which any person may hold at a given time. A contract market may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Investment Advisor does not believe that trading limits will have any adverse impact on the strategies for hedging the Portfolio's investments.
         Further, the trading of futures contracts is subject to the risk of the insolvency of a brokerage firm or clearing corporation, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
         In addition to the risks of imperfect correlation and lack of a liquid secondary market for such instruments, transactions in futures contracts involve risks related to leveraging and the potential for incorrect forecasts of the direction and extent of interest rate movements within a given time frame.

                         INVESTMENT RESTRICTIONS


Fundamental Investment Restrictions
         The   foregoing   investment   objective  and  policies  and  the
following investment restrictions and fundamental policies may not be changed without the consent of the holders of a majority of outstanding shares of the Vermont Municipal Portfolio. A majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. The Vermont Municipal Portfolio may not:
         (1) Purchase common stocks,  preferred stocks,  warrants
         or other equity securities;
         (2) Issue senior securities, borrow money, or pledge, mortgage, or hypothecate its assets, except as may be necessary to secure borrowings from banks for temporary or emergency  (not  leveraging)  purposes and then in an
         amount not greater than 10% of the value of the Portfolio's total assets at the time of the borrowing. Investment securities will not be purchased while any borrowings are outstanding;
         (3)  Sell  securities  short,   purchase  securities  on
         margin,  or  write  put  or  call  options,   except  as
         permitted in connection with transactions in futures contracts and options thereon. See "Transactions in
         Futures  Contracts." The Portfolio reserves the right to
         purchase    securities    with   puts   attached.    See
         "Obligations with Puts Attached";
         (4) Underwrite  the securities of other issuers,  except
         to  the   extent   that  the   purchase   of   municipal
         obligations   in   accordance   with   the   Portfolio's
         investment objective and policies,  either directly from
         the issuer,  or from an underwriter  for an issuer,  may
         be deemed an underwriting;
         (5) Borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 10%
         of the value of the Portfolio's  total assets and except
         by engaging in reverse repurchase agreements;  provided,
         however, that the Portfolio may only engage in reverse repurchase agreements so long as, at the time it enters into  a  reverse  repurchase  agreement,  the  aggregate
         proceeds    from    outstanding    reverse    repurchase
         agreements, when added to other outstanding borrowings permitted by this section, do not exceed 33 1/3% of the
         Portfolio's   total  assets.  In  order  to  secure  any
         permitted  borrowings and reverse repurchase  agreements
         under this section,  the Portfolio may pledge,  mortgage
         or hypothecate its assets;
         (6)   Purchase   or  sell  real   estate,   real  estate
         investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not
         prevent  the  Portfolio   from  investing  in  municipal
         obligations secured by real estate or interests therein;
         (7) Make loans to others,  except in accordance with the
         Portfolio's   investment   objective   and  policies  or
         pursuant to contracts  providing for the compensation of
         service providers by compensating balances;
         (8) Invest in  companies  for the purpose of  exercising
         control; or invest in securities of other investment companies, except as they may be acquired as part of a merger,  consolidation  or acquisition of assets,  or in
         connection   with   a   trustee's/director's    deferred
         compensation plan;
         (9)   Invest   more  than  25%  of  its  assets  in  any
         particular industry or industries, except that the Portfolio may invest more than 25% of its assets in
         obligations   issued   or   guaranteed   by   the   U.S.
         Government,    its   agencies   or    instrumentalities.
         Industrial  development  bonds,  where  the  payment  of
         principal   and  interest  is  the   responsibility   of
         companies   within  the  same   industry,   are  grouped
         together as an "industry";
         (10)  Invest  more  than 5% of the  value  of its  total
         assets in securities  where the payment of principal and
         interest   is  the   responsibility   of  a  company  or
         companies with less than three years' operating history.


Non-Fundamental Investment Restrictions
         The  following  operating  (i.e.,   non-fundamental)   investment
policies and restrictions may be changed by the Board of Trustees without shareholder approval. The Portfolio may not:
         (1) Purchase or retain  securities  of any issuer if the
         officers,  directors  or  trustees  of Calvert  Tax-Free
         Reserves or its Advisor,  owning  beneficially more than
         1/2 of 1% of the outstanding  securities of such issuer,
         together   own   beneficially   more  than  5%  of  such
         outstanding securities;
         (2) Purchase illiquid securities if more than 10% of the value of the Portfolio's net assets would be invested in such securities.

                 CONSIDERATIONS FOR INVESTING IN VERMONT

         Since the Portfolio attempts to invest at least 65 percent of its assets in Vermont Municipal Obligations, the performance of the Portfolio may be affected by local economic conditions. The state has experienced recession with the national economy, and took strong measures (raising taxes and cutting spending) two years ago to deal with the deficit. Good progress has been made in reducing the continuing deficit. The Vermont economy has now started a gradual recovery, although it lags behind the national economy and continues to face revenue shortfalls. The state is now addressing the issues of education and health care reform and will most likely be seeking additional revenues. Still, most analysts believe the state's credit rating is stable. As with any small state, there is less flexibility in selecting investments, since there are only a few municipal issuers. Thus, in order to meet the Portfolio's diversification requirements, the Advisor may have to purchase eligible investments it otherwise would not, or sell investments it would prefer to keep.

                   PURCHASES AND REDEMPTIONS OF SHARES


         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares.
         Amounts redeemed by check redemption may be mailed to the investor without charge. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $1,000 or more will be transmitted by wire, without charge, to the investor's account at a domestic commercial bank that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the investor's bank is not a Federal Reserve System member, failure of immediate notification to that bank by the correspondent bank could result in a delay in crediting the funds to the investor's bank account.
         Telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Fund reserves the right to modify the telephone redemption privilege.
         To change redemption instructions already given, shareholders must send a written notice to Calvert Group, c/o NFDS, 6th Floor, 1004 Baltimore, Kansas City, MO 64105, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or certain credit unions. Further documentation may be required from corporations, fiduciaries, and institutional investors.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.
         Redemption proceeds are normally paid in cash. However, the Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less.


                          REDUCED SALES CHARGES


         The   Portfolio   imposes   reduced   sales  charges  in  certain
situations in which the Principal Underwriter and the dealers selling Portfolio shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Portfolio imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Portfolio shares to their members. See "Exhibit A - Reduced Sales Charges" in the Prospectus.


                       DIVIDENDS AND DISTRIBUTIONS

         The Portfolio declares and pays monthly dividends of its net income to shareholders of record as of the close of business on each designated monthly record date. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue discounts or premiums or market premiums), less estimated expenses. Dividends and distributions paid may differ among the classes.
         Dividends are automatically reinvested at net asset value in additional shares. Shareholders may elect to have their dividends and distributions paid out monthly in cash. Capital gains, if any, are normally paid once a year and will be automatically reinvested at net asset value in additional shares, unless you choose otherwise. You may elect to have your dividends and distributions paid out monthly in cash. You may also request to have your dividends and distributions from the Portfolio invested in shares of any other Calvert Group Fund, to be invested in that Fund or Portfolio without a sales charge. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

                               TAX MATTERS


         In 1996, the Portfolio did qualify and in 1997, the Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended (the "Code"). By so qualifying, the Portfolio will not be subject to federal income tax, nor to the federal excise tax imposed by the Code, to the extent that it distributes its net investment income and realized capital gains.
         The Portfolio's dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal or Vermont state income tax; however, under the Code, dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. The Portfolio's dividends derived from taxable interest and distributions of net short-term capital gains whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations.
         The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of the Portfolio. "Substantial user" is generally defined as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.
         Investors should note that the Code may require investors to exclude the initial sales charge, if any, paid on the purchase of Portfolio shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Portfolio causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.
         The Portfolio is required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in the Portfolio if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, the Portfolio is required to report to the Internal Revenue Service the following information with respect to redemption transactions in the Portfolio: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Portfolio's identifying CUSIP number.
         Certain  shareholders  are,  however,   exempt  from  the  backup
withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Portfolio for further information.


                           VALUATION OF SHARES

         The  Portfolio's   assets  are  normally  valued   utilizing  the
average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by the Portfolio's Advisor under the supervision of the Board of Trustees. The Portfolio determines the net asset value of its shares every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolio does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
         Valuations, market quotations and market equivalents are provided the Portfolio by Kenny S&P Evaluation Services, a subsidiary of McGraw-Hill. The use of Kenny as a pricing service by the Portfolio has been approved by the Board of Trustees. Valuations provided by Kenny are determined without exclusive reliance on quoted prices and take into consideration appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.


Net Asset Value and Offering Price Per Share
         Net asset value per share
         ($49,774,083/3,048,362 shares)                       $16.33
         Maximum sales charge
         (3.75% of offering price)                              0.61
         Offering price per share                             $16.94


                  CALCULATION OF YIELD AND TOTAL RETURN


         From time to time, the Portfolio advertises its "total return." Total return is calculated separately for each class. Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period and the period from inception of the Portfolio's offering of shares. Total return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of the Portfolio's dividend yield plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. All total return quotations reflect the deduction of the Portfolio's maximum sales charge for shares, except quotations of "return without maximum load," which do not deduct the sales charge. Thus, in the formula below, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return is computed according to the following formula:


                              P(1 +T)n = ERV

where P = a hypothetical initial payment of $1,000 (less the maximum sales charge imposed during the period); T = average annual total return; n = number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable).
         Returns for the one year period and period from inception (April 1, 1991); are as follows:


                                        With Max. Load        W/O Max. Load

One Year                                0.06%                 3.98%
From Inception                          6.55%                 7.26%


         The Portfolio also advertises, from time to time, its "yield" and "tax equivalent yield." As with total return, both yield figures are historical and are not intended to indicate future performance. "Yield" quotations for each class refer to the aggregate imputed yield-to-maturity of each of the Portfolio's investments based on the market value as of the last day of a given thirty-day or one-month period, less expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. The Portfolio's yield is computed according to the following formula:

                           Yield = 2[(+1)6 - 1]


where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.
         The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed per class by taking the portion of the yield exempt from federal income tax and multiplying the exempt yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from federal income taxes. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rates, which will be stated in the advertisement. For the thirty-day period ended December 31, 1996, the Portfolio yield was 4.66% and its federal tax equivalent yield was 7.28% for an investor in the 36% federal income tax bracket, and 7.71% for an investor in the 39.6% federal income tax bracket.


                               ADVERTISING


         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Grouop is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31,
1996). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.


                          TRUSTEES AND OFFICERS


         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Director of Finance for the Family Health Council, Inc. in Pittsburgh, Pennsylvania,
a  non-profit   corporation  which  provides  family  planning   services,
nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, Calvert New World Fund and Calvert World Values Fund. DOB:
05/0948. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Abrams, Blatz, Gran, Hendricks & Reina, P.A. DOB:
10/29/35. Address: 900 Oak Tree Road, South Plainfield, New Jersey 07080.
         FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 7/23/49. Address: 2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817.
         1 CHARLES E. DIEHL, Trustee. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 10/13/22.
Address: 1658 Quail Hollow Court, McLean, Virginia 22101.
         DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C., metropolitan area. DOB: 05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
         PETER W. GAVIAN, CFA, Trustee. Mr. Gavian is a principal of Gavian De Vaux Associates, an investment banking firm. He was formerly
President  of  Corporate  Finance  of  Washington,   Inc.  DOB:  12/08/32.
Address: 1953 Gallows Road, Suite 130, Vienna, Virginia 22201.
         JOHN G.  GUFFEY,  JR.,  Trustee.  Mr.  Guffey is  chairman of the
Calvert  Social  Investment   Foundation,   organizing   director  of  the
Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the
Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. DOB: 05/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
         M.  CHARITO  KRUVANT,   Trustee.  Ms.  Kruvant  is  President  of
Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.
         ARTHUR  J.  PUGH,  Trustee.  Mr.  Pugh  serves as a  Director  of
Acacia Federal Savings Bank. DOB: 09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
         1 DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and
Director  and  President  of  Chelsea  Securities,   Inc.  DOB:  10/07/37.
Address: Box 93, Chelsea, Vermont 05038.
         1 D.   WAYNE   SILBY,   Esq.,   Trustee.   Mr.   Silby   is   a
trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert
Social  Venture  Partners  ("CSVP").   CSVP  is  a  venture  capital  firm
investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB:
01/13/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. DOB: 07/24/52.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Assistant Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB:
08/12/47.
         EVELYNE S. STEWARD, Vice President. Ms. Steward is Senior Vice President of Calvert Group, Ltd., and a director of Calvert-Sloan Advisers, L.L.C. She is the sister of Philip J. Schewetti, the portfolio manager of the CSIF Equity Portfolio. DOB: 11/14/52.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
         KATHERINE STONER, Esq, Assistant Secretary. Ms. Stoner is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.
DOB: 10/21/56
         LISA CROSSLEY, Esq., Assistant Secretary and Compliance
Officer. Ms. Crossley is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C.
She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 12/31/61.
         IVY WAFFORD DUKE, Esq, Assistant Secretary Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.
DOB: 09/07/68.

          1 Trustees deemed to be "interested persons" of the Fund under the Investment Company Act of 1940, by virtue of their affiliation with the Fund's Advisor.


         Each of the above directors/trustees and officers is a director/trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey, and Silby are among the trustees, Acacia Capital Corporation, of which only Messrs. Blatz, Diehl, and Pugh are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey, and Silby are among the directors, and Calvert New World Fund, Inc., of which only Mr. Martini is among the directors. The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and officers of the Fund as a group own less than 1% of each Fund's outstanding shares.
         The Audit Committee of the Board is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat, and Silby.
         During fiscal 1996, trustees of the Fund not affiliated with the Fund's Advisor were paid $5,677 by the Portfolio. Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,500 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1500 for each regular Board or Committee meeting attended; such fees are allocated among the respective Funds on the basis of net assets.
         Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.



                        Trustee Compensation Table


Fiscal Year 1996         Aggregate          Pension or         Total
(unaudited numbers)      Compensation from  Retirement         Compensation
                         Registrant for     Benefits Accrued   from Registrant
Name of Trustee          service as         as part of         and Fund Complex
                          Trustee           Registrant      paid to Trustees<F3>
                                            Expenses<F2>


 ..................................................................................
Richard L. Baird, Jr.    $26,976            $0                  $34,925
Frank H. Blatz, Jr.      $27,462            $27,462             $37,875
Frederick T. Borts       $25,456            $0                  $32,675
Charles E. Diehl         $25,662            $25,662             $35,475
Douglas E. Feldman       $26,597            $0                  $34,175
Peter W. Gavian          $26,609            $7,991              $34,175
John G.Guffey,Jr.        $25,667            $0                  $49,433
Arthur J. Pugh           $28,555            $0                  $36,736
D. Wayne Silby           $23,316            $0                  $56,398

<F2> Messrs. Blatz, Diehl, and Gavian have chosen to defer a portion of their compensation. As of December 31, 1996, total deferred compensation, including dividends and capital appreciation, was $591, $553, and $170, respectively.
<F3> As of December 31, 1996, the Fund Complex consists of nine (9)
registered investment companies.

                            INVESTMENT ADVISOR


         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C.
         The Advisory Contract between the Fund and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund, or by the Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Fund's Board of Trustees. For its services, the Advisor receives from the Portfolio an annual fee of 0.60% of the first $500 million of the Portfolio's average daily net assets, 0.50% of the next $500 million of such assets, and 0.40% of all such assets over $1 billion.
         The advisory fee is payable monthly. The Advisor reserves the right (i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services.
         The Advisor provides the Fund with investment advice and research, pays the salaries and fees of all Trustees and executive officers of the Fund who are principals of the Advisor, and pays certain Fund advertising and promotional expenses. The Fund pays all other administrative and operating expenses, including: custodial fees; shareholder servicing; dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. The gross advisory fees paid to the Advisor under the advisory contract for the 1994, 1995, and 1996 fiscal years were $403,442, $374,867, and $340,885, respectively.
         The Advisor may voluntarily reimburse the Portfolio for expenses. For the 1994, 1995, and 1996 fiscal periods, the reimbursement was $2,771, $4,473, and $18,498, respectively.


                         ADMINISTRATIVE SERVICES


         Calvert Shareholder Services, Inc., a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Portfolio shares and confirming such transactions; daily updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing monthly and/or quarterly statements to shareholders regarding their accounts. For such services, Calvert Shareholder Services, Inc., receives compensation based on the number of shareholder accounts and the number of transactions. The fees paid by the Portfolio to Calvert Shareholder Services, Inc. for fiscal periods 1994, 1995, and 1996 were $25,933, $28,325, and $25,633, respectively.
         Calvert Administrative Services Company, a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund's affairs. Such services include the preparation of corporate and regulatory reports and filings, portfolio accounting, and the daily determination of net investment income and net asset value per share. Calvert Administrative Services Company receives a fee of $200,000 per year for providing such services to the Fund, allocated among the Portfolios based on assets. The service fees paid by the Portfolio to Calvert Administrative Services Company for fiscal periods 1994, 1995, and 1996 were $5,059, $4,647, and $4,156, respectively.


                  INDEPENDENT ACCOUNTANTS AND CUSTODIANS


         Coopers & Lybrand, L.L.P. has been selected by the Board of Trustees to serve as independent accountants of the Fund for fiscal year 1997. State Bank and Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, acts as custodian of the Portfolio's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. Neither custodian has any part in deciding the Portfolio's investment policies or the choice of securities that are to be purchased or sold by the Portfolio.


                          METHOD OF DISTRIBUTION


         The Portfolio has entered into a principal underwriting agreement with Calvert Distributors, Inc. ("CDI"). CDI serves as distributor and principal underwriter for the Portfolio. CDI bears all its expenses of providing services pursuant to the agreement, including payment of any commissions and service fees. CDI also receives all sales charges imposed on Portfolio shares and compensates broker-dealer firms for sales of shares at a maximum commission rate of 3.0%, as specified in the table of applicable sales charges (see "Alternative Sales Options" in the Prospectus). For the fiscal periods ended December 31, 1994, 1995, and 1996, CDI received no distribution service fees under the Distribution Plan for Class A shares and received sales charges in excess of the dealer reallowance of $67,238, $16,150, and $28,339, respectively. Prior to the termination of Class C shares, CDI was entitled to receive a distribution service fee payable monthly pursuant to the Portfolio's Distribution Plans, of 0.25% of the Portfolio's average daily net assets.
         The Portfolio's Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution fee. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the Portfolio and its shareholders.
         The Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans or by vote of a majority of the outstanding shares of the Portfolio. Any change in the Plans that would materially increase the distribution cost to the Portfolio requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above.
         The Plans will continue in effect indefinitely, if not sooner terminated in accordance with its terms. Thereafter, the Plans will continue in effect for successive one year periods provided that such continuance is annually approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.
         Apart from the Plan, the Advisor, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolio. The Portfolio paid no expenses pursuant to the Plan for Class A Shares during fiscal 1994, 1995, and 1996.


                          PORTFOLIO TRANSACTIONS


         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Trustees.
         For the 1994, 1995, and 1996 fiscal periods, the portfolio turnover rates were 11%, 12%, and 24%, respectively. Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor reserves the right to place orders for the purchase or sale of portfolio securities with broker-dealers who have sold shares of the Fund or who provide the Fund with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's normal research activities or expenses. During the fiscal year ended December 31, 1996, no brokerage commissions were paid by the Portfolio to broker-dealers.
No brokerage commissions were paid to any officer, trustee or Advisory Council member of the Fund or any of their affiliates.


                           GENERAL INFORMATION


         The Portfolio is a series of Calvert Tax-Free Reserves (the "Fund") which was organized as a Massachusetts business trust on October 20, 1980. The other series of the Fund include the Money Market Portfolio, Limited-Term Portfolio, Long-Term Portfolio, Money Management Plus Tax-Free Portfolio, California Money Market Portfolio, and the New Jersey Money Market Portfolio. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
         General costs, expenses, and liabilities of the Fund attributable to a particular Portfolio are borne by that Portfolio;
costs, expenses, and liabilities not attributable to a particular Portfolio are allocated between the Fund's Portfolios on the basis of the respective net assets of each Portfolio.
         The Portfolio will send its shareholders unaudited semi-annual and audited annual reports that will include the Portfolio's net asset value per share, portfolio securities, income and expenses and other financial information.
         This Statement of Additional Information does not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.


                           FINANCIAL STATEMENTS


         The audited financial statements in the Portfolio's Annual Report to Shareholders dated December 31, 1996, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Fund.


                                 APPENDIX

Municipal Obligations
         Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal  tax  law  places  substantial  limitations  on the  size  of such issues.
         Municipal obligations are generally classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. Tax-exempt private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations both within a particular classification and among classifications.
         Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.
         Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings
Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:
         Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.
         MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
         MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
         MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
         MIG4: Notes bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.

                             LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I intend to invest in the shares of: (Fund or Portfolio name*)during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer                               Name of Investor(s)

By
     Authorized Signer               Address


Date                                 Signature of Investor(s)


Date                                 Signature of Investor(s)



--------
*"Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.

                        PART C. OTHER INFORMATION


Item 24. Financial Statements and Exhibits

         (a)      Financial statements

                  Financial statements incorporated by reference to:

                  All financial statements for Calvert Tax-Free Reserves Money Market, Limited-Term, and Long-Term Portfolios incorporated by reference to Registrant's Annual Report to Shareholders dated December 31, 1996, and filed March 5, 1997.

                  All financial statements for Calvert Tax-Free Reserves California Portfolio incorporated by reference to Registrant's Annual Report to Shareholders dated December 31, 1996, and filed March 5, 1997.

                  All financial statements for Calvert Tax-Free Reserves Vermont Municipal Portfolio incorporated by reference to Registrant's Annual Report to Shareholders dated December 31, 1996, and filed March 5, 1997.


                  Schedules II-VII, inclusive, for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, or they are inapplicable, or the required information is presented in the financial statements or notes thereto.

         (b)    Exhibits:

                1.Declaration of Trust (incorporated by reference to
                           Registrant's Initial Registration Statement,
                           October 20, 1980).

                2.By-Laws (incorporated by reference to Registrant's
                           Initial Registration Statement, October 20,
                           1980).

                4.Specimen Stock Certificate for the Vermont Municipal
                           Portfolio (incorporated by reference to
                           Registrant's Post-Effective Amendment No. 29, August 30, 1991); for the Limited-Term Portfolio, Long-Term Portfolio, and all other Portfolios (except Vermont Municipal), (incorporated by reference to Registrant's Post-Effective Amendment No. 32, January 29,
                           1993).

                5.Advisory Contract (incorporated by reference to
                           Registrant's Post-Effective Amendment No. 29, August 30, 1991).


Item 24. Financial Statements and Exhibits, continued

                6.Underwriting Agreement, incorporated by reference to
                           Registrant's Post-Effective Amendment No. 40, February 8, 1995.

                7.Trustees' Deferred Compensation Agreement (incorporated
                           by reference to Registrant's Post-Effective
                           Amendment No. 30, January 31, 1992).

                8.Custodial Contract (with respect to all Portfolios
                           except Vermont Municipal Portfolio,
                           (incorporated by reference to Registrant's
                           Post-Effective Amendment No. 34, November 30,
                           1993); with respect to Vermont Municipal
                           Portfolio, (incorporated by reference to
                           Registrant's Post-Effective Amendment No. 31, April 30, 1992).

                9.a. Transfer Agency Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 6, March 2, 1984).

                9.b.       Administrative Services Agreement
                           (incorporated by reference to Registrant's
                           Post-Effective Amendment No. 15, January 30,
                           1989).

                10. Opinion and Consent of Counsel as to Legality of Shares Being Registered.

                11.        Consent of Independent Auditors to Use of
                           Report.

                15. Plan of Distribution for the Class A Shares of the Long-Term Portfolio, (incorporated by reference to Registrant's Post-Effective Amendment No. 5, September 13, 1983; with respect to Class A Shares of the Vermont Municipal Portfolio, the Plan of Distribution was terminated, and the termination was ratified by the Fund Trustees on November 6, 1991; for the Class B and C shares of the Limited-Term, Long-Term, and Vermont Portfolios, incorporated by reference to Registrant's Post-Effective Amendment No. 40, February 8, 1995).

                16. Schedule for Computation of Performance Quotation (with respect to the Money Market, Limited-Term and Long-Term Portfolios, incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed March 1, 1988; with respect to the Calvert Cash Reserves Tax-Free Portfolio, incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed January 30, 1989; with respect to the California Money Market Portfolio, incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed October 29, 1990; with respect to the New Jersey Money Market Portfolio and Vermont Municipal Portfolio, incorporated by reference to Registrant's Post-Effective Amendment No. 29, August 30, 1991).

         Exhibits 3 and 12 through 14 are omitted because they are inapplicable.

Item 25. Persons Controlled By or Under Common Control With Registrant

         Registrant is controlled by its Board of Trustees, which is a common Board with five registered investment companies, First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves, The Calvert Fund, and Calvert Municipal Fund, Inc. In addition, members of Registrant's Board of Trustees may also serve on the Boards of Calvert Social Investment Fund, Acacia Capital Corporation, Calvert New World Fund, Inc., and Calvert World Values Fund, Inc.

Item 26. Number of Holders of Securities

 - update for 1996 - check date & numbers

         As of February 28, 1997, there were 45,183 holders of record of Registrant's Class O shares of beneficial interest for Calvert Tax-Free Reserves Money Market Portfolio.

         As of February 28, 1997 , there were 2,155 holders of record of Registrant's Class MMP Shares of beneficial interest for the Calvert Tax-Free Reserves Money Market Portfolio.

         As of February 28, 1997, there were 10,342 holders of record of Registrant's shares of beneficial interest for Calvert Tax-Free Reserves Limited-Term Portfolio.

         As of February 28, 1997, there were 1,561 holders of record of Registrant's shares of beneficial interest for Calvert Tax-Free Reserves Long-Term Portfolio.

         As of February 28, 1997, there were 10,122 holders of record of Registrant's shares of beneficial interest for Calvert Tax-Free Reserves California Portfolio.

         As of February 28, 1997, there were 1,228 holders of record of Registrant's shares of beneficial interest for Calvert Tax-Free Reserves Vermont Municipal Portfolio.


Item 27. Indemnification

         Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402, and an additional $5 million in excess of $9 million blanket bond with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061.

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Ronald M.             First Variable Rate Fund for Government Income
  Wolfsheimer         Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      --------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company                               and
                      Service Company                                  Director
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Distributors, Inc.                       Director
                      Broker-Dealer                                    and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert-Sloan Advisers, LLC                      Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Md. 20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity


David R. Rochat       First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus                            and
                      The Calvert Fund                                 Trustee

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Municipal Fund, Inc.                     Officer
                      Investment Company                               and
                      4550 Montgomery Avenue                           Director
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.                                  and
                      Investment Advisor                               Director
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Chelsea Securities, Inc.                         Officer
                      Securities Firm                                  and
                      Post Office Box 93                               Director
                      Chelsea, Vermont  05038
                      ---------------
                      Grady, Berwald & Co.                             Officer
                      Holding Company                                  and
                      43A South Finley Avenue                          Director
                      Basking Ridge, NJ  07920
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity


Reno J. Martini       Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert New World Fund, Inc.                     Director
                      Investment Company                               and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert-Sloan Advisers, LLC                      Director
                      Investment Advisor                               and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Md. 20814
                      ---------------

Charles T. Nason      Acacia Mutual Life Insurance                     Officer
                      Acacia National Life Insurance                   and
                                                                       Director
                      Insurance Companies
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Financial Corporation                     Officer
                      Holding Company                                  and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C.  20001
                      ---------------
                      Gardner Montgomery Company                       Director
                      Tax Return Preparation Services
                      51 Louisiana Avenue, NW
                      Washington, D.C. 20001
                      ----------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity


Charles T. Nason      Acacia Federal Savings Bank                      Director
  (continued)         Savings Bank
                      7600-B Leesburg Pike
                      Falls Church, Virginia 22043
                      ---------------
                      Enterprise Resources, Inc.                       Director
                      Business Support Services
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Insurance Management
                        Services Corporation                           Officer
                      Service Corporation                              and
                      51 Louisiana Avenue, N.W.                        Director
                      Washington, D.C.  20001
                      ---------------
                      Calvert Group, Ltd.                              Director
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Administrative                           Director
                        Services Co.
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Asset Management Co., Inc.               Director
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Shareholder Services, Inc.               Director
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Social Investment Fund                   Trustee
                      Investment Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      -----------------
                      The Advisors Group, Inc.                         Director
                      Broker-Dealer and
                      Investment Advisor
                      51 Louisiana Avenue, NW
                      Washington, D.C. 20001
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity


Robert John.          Acacia National Life Insurance                   Officer
  H. Sands            Insurance Company                                and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C.  20001
                      ----------------
                      Acacia Mutual Life Insurance                     Officer
                      Insurance Company
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ----------------
                      Acacia Financial Corporation                     Officer
                      Holding Company                                  and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C.  20001
                      ----------------
                      Acacia Federal Savings Bank                      Officer
                      Savings Bank
                      7600-B Leesburg Pike
                      Falls Church, Virginia 22043
                      ---------------
                      Enterprise Resources, Inc.                       Director
                      Business Support Services
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Realty Corporation                        Officer
                      Real Estate Investments
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Insurance Management
                        Services Corporation                           Officer
                      Service Corporation                              and
                      51 Louisiana Avenue, N.W                         Director
                      Washington, D.C.  20001
                      ---------------
                      Gardner Montgomery Company                       Officer
                      Tax Return Preparation Services                  and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C. 20001
                      ----------------
                      The Advisors Group, Inc.                         Director
                      Broker-Dealer and
                      Investment Advisor
                      51 Louisiana Avenue, NW
                      Washington, D.C. 20001
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Robert-John H.        Calvert Group, Ltd.                              Director
Sands                 Holding Company
  (continued)         4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Administrative                           Director
                        Services, Co.
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Asset Management Co., Inc.               Director
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Shareholder Services, Inc.               Director
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

William M. Tartikoff  Acacia National Life Insurance                   Officer
                      Insurance Company
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

William M.            Calvert Administrative                           Officer
Tartikoff               Services Company
  (continued)         Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Director
                      Broker-Dealer                                    and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ----------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Susan Walker          Calvert Group, Ltd.                              Officer
  Bender              Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Katherine             Calvert Group, Ltd.                              Officer
  Stoner              Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Lisa Crossley         Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Ivy Wafford           Calvert Group, Ltd.                              Officer
  Duke                Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Daniel K. Hayes       Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ------------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ------------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Geoffrey Ashton       Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------

Lee Mahfouz           Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Annette Krakovitz     Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

John Nichols          Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

David Leach           Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 29.          Principal Underwriters

         (a) Registrant's principal underwriter, Calvert Distributors, Inc., underwrites the securities of each of Registrant's series, as well as the securities of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Money Management Plus, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., and Calvert New World Fund, Inc., and Acacia Capital Corporation.

         (b) Positions of Underwriter's Officers and Directors

Name and Principal             Position(s) with           Position(s) with
Business Address               Underwriter                Registrant

Steven J. Schueth              President                  None

Ronald M. Wolfsheimer          Senior Vice President      Treasurer
                               and Chief Financial
                               Officer

William M. Tartikoff           Director, Senior Vice      Vice President
                               President and Secretary    and Secretary

Karen Becker                   Vice President             None

Steven Cohen                   Vice President             None

Geoffrey Ashton                Regional Vice President    None

Lee Mahfouz                    Regional Vice President    None

Timothy McCabe                 Regional Vice President    None

Susan Walker Bender            Assistant Secretary        Assistant Secretary

Katherine Stoner               Assistant Secretary        Assistant Secretary

Lisa Crossley                  Assistant Secretary        Assistant Secretary
                               and Compliance Officer     and Compliance Officer

Ivy Wafford Duke               Assistant Secretary        AssistantSecretary


The principal business address of the above individuals is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

         (c)    Inapplicable.

Item 30.  Location of Accounts and Records

         Ronald M. Wolfsheimer, Controller
         and
         William M. Tartikoff, Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland  20814


Item 31.  Management Services

         Not Applicable


Item 32.  Undertakings

         a)       Not Applicable

         b)       Not Applicable

         c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 28th day of April, 1997.

                           CALVERT TAX-FREE RESERVES

                           By:      _________________________________
                                    William M. Tartikoff
                                    Vice President & Secretary

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                           Title                              Date


_________**_____________            Principal Accounting               04/28/97
Ronald M. Wolfsheimer               Officer


__________**____________            Director                           04/28/97
Richard L. Baird, Jr.


__________**____________            Director                           04/28/97
Frank H. Blatz, Jr., Esq.


__________**____________            Director                           04/28/97
Frederick T. Borts, M.D.


__________**____________            Director                           04/28/97
Charles E. Diehl


__________**____________            Director                           04/28/97
Douglas E. Feldman


__________**____________            Director                           04/28/97
Peter W. Gavian


__________**____________            Director                           04/28/97
John G. Guffey, Jr.


__________**____________            Director                           04/28/97
Arthur J. Pugh


__________**____________            Director                           04/28/97
David R. Rochat


__________**____________            Director                           04/28/97
D. Wayne Silby


______________________              Director                           04/28/97
M. Charito Kruvant


** Signed by Katherine Stoner
pursuant to power of attorney, attached hereto.

/s/ Katherine Stoner

EXHIBIT INDEX

Form N-1A
Item No.

Ex-23
24(b)(10)                Form of Opinion and Consent of Counsel

Ex-23
24(b)(11)                Independent Auditors' Consent

Ex-24                    Power of Attorney

Ex-27
24(b)(17)(i)             Financial Data Schedules